                              GOLDMAN SACHS TRUST
                             CLASS A AND B SHARES

                            GS ADJUSTABLE RATE FUND
                     GOLDMAN SACHS GOVERNMENT INCOME FUND
                      GOLDMAN SACHS MUNICIPAL INCOME FUND
                       GOLDMAN SACHS GLOBAL INCOME FUND
                          (COLLECTIVELY, THE "FUNDS")

     SUPPLEMENT DATED MARCH 1, 1996 TO THE PROSPECTUS DATED MARCH 1, 1996

                               ----------------

Class B shares of Goldman Sachs Government Income Fund, Goldman Sachs Municipal Income Fund and Goldman Sachs Global Income Fund are not currently available for investment. (GS Adjustable Rate Fund does not offer Class B shares). It is expected that Class B shares of these Funds will first be available for investment on or about May 1, 1996. Please contact your Authorized Dealer or Goldman, Sachs & Co. for the latest information.

                                                             SUPFIP1AB/I5K/0396

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996


        TABLE OF CONTENTS

                                        PAGE
                                        ----
Fund Highlights........................   1
Fees and Expenses......................   5
Financial Highlights...................   8
Investment Objectives and Policies.....  10
Description of Securities..............  13
Risk Factors...........................  19
Investment Techniques..................  21
Investment Restrictions................  24
Portfolio Turnover.....................  25
Management.............................  25
Reports to Shareholders................  29
How to Invest..........................  30
Shareholder Services Available to
 Shareholders..........................  35
Distribution and Authorized Dealer
 Service Plans.........................  38
How to Sell Shares of the Funds........  39
Dividends..............................  41
Net Asset Value........................  42
Performance Information................  42
Shares of the Trust....................  43
Taxation...............................  44
Additional Information.................  45
Appendix...............................  46
Account Application

            GOLDMAN SACHS TRUST
           CLASS A AND B SHARES


GS ADJUSTABLE RATE GOVERNMENT FUND

Seeks a high level of current income,
consistent with low volatility of prin-
cipal. The Fund invests primarily in ad-justable rate mortgage pass-through se-curities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. Government, its agencies, instru-mentalities or sponsored enterprises.


GOLDMAN SACHS GOVERNMENT INCOME FUND

Seeks a high level of current income,
consistent with safety of principal. The
Fund invests primarily in securities,
including mortgage-backed securities,
issued or guaranteed by the U.S. Govern-ment, its agencies, instrumentalities or sponsored enterprises.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Seeks a high level of current income
that is exempt from regular federal in-
come tax, consistent with preservation
of capital. The Fund invests primarily
in municipal securities.

GOLDMAN SACHS GLOBAL INCOME FUND

Seeks a high total return, emphasizing
current income and, to a lesser extent,
providing opportunities for capital ap-
preciation. The Fund invests primarily
in a portfolio of high quality fixed in-come securities of U.S. and foreign is-suers and foreign currencies.

----------
                                                  (continued on next page)

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(cover continued)

  THE GLOBAL INCOME FUND INVESTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES. THE GLOBAL INCOME FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH ITS INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES".

  THE ADJUSTABLE RATE GOVERNMENT AND GOVERNMENT INCOME FUNDS' NET ASSET VALUE AND YIELD ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government Fund. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser and administrator to the Government Income, Municipal Income and Global Income Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as subadviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser". Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1996, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies", "Description of Securities" and "Investment Techniques".

--------------------------------------------------------------------------------

                          ADJUSTABLE RATE      GOVERNMENT       MUNICIPAL INCOME    GLOBAL INCOME
                         GOVERNMENT  FUND      INCOME FUND            FUND              FUND
                         ----------------- -------------------  ----------------  ----------------
  INVESTMENT OBJECTIVES  A high level of    A high level of                       A high total
                         current income,    current income,     A high level of   return,
                         consistent with    consistent with     current income    emphasizing
                         low volatility of  safety of           that is exempt    current income
                         principal.         principal.          from regular      and, to a lesser
                                                                federal income    extent,
                                                                tax, consistent   providing
                                                                with              opportunities
                                                                preservation of   for capital
                                                                capital.          appreciation.
 -------------------------------------------------------------------------------------------------
  DURATION               Target = 6-month   Target = Lehman     Target = Lehman   Target = J.P.
                         to                 Brothers Mutual     Brothers 15-year  Morgan Global
                         1-year U.S.        Fund                Municipal Bond    Government Bond
                         Treasury Security  Government/Mortgage Index plus or     Index (hedged)
                                            Index plus or minus minus 1 year      plus or minus
                                            1 year                                2.5 years
                         Maximum = 2 years  Maximum = 6 years   Maximum = 12      Maximum = 7.5
                                                                     years        years
 -------------------------------------------------------------------------------------------------
  APPROXIMATE INTEREST   9-month note       5-year bond         15-year bond      6-year bond
   RATE SENSITIVITY
 -------------------------------------------------------------------------------------------------
  INVESTMENT SECTOR      At least 65% of    At least 65% of     At least 80% of   Securities of
                         assets in          assets in U.S.      net assets in     U.S. and foreign
                         securities issued  Government          Municipal         governments and
                         or guaranteed by   Securities,         Securities.       corporations.
                         the U.S.           including mortgage-
                         Government, its    backed U.S.
                         agencies,          Government
                         instrumentalities  Securities.
                         or sponsored
                         enterprises
                         ("U.S. Government
                         Securities") that
                         are adjustable
                         rate mortgage
                         pass-through
                         securities and
                         other mortgage
                         securities with
                         periodic interest
                         rate resets.

                      ADJUSTABLE RATE     GOVERNMENT     MUNICIPAL INCOME    GLOBAL INCOME
                     GOVERNMENT  FUND     INCOME FUND          FUND              FUND
                     ----------------  ----------------  ----------------  ----------------
  CREDIT QUALITY     U.S. Government   U.S. Government   Minimum =         Minimum = AA/Aa
                     Securities        Securities and    BBB/Baa Average   or A if
                                       non-U.S.          = AA/Aa           sovereign issuer
                                       Government                          At least 50% =
                                       Securities rated                    AAA/Aaa
                                       AAA/Aaa
 ------------------------------------------------------------------------------------------
  OTHER INVESTMENTS  Fixed rate        Non-government    U.S. Government   Mortgage and
                     mortgage pass-    mortgage pass-    Securities and    asset backed
                     through           through           repurchase        securities,
                     securities and    securities,       agreements        foreign
                     repurchase        asset-backed      collateralized    currencies and
                     agreements        securities,       by such           repurchase
                     collateralized    corporate fixed   securities.       agreements
                     by U.S.           income                              collateralized
                     Government        securities and                      by U.S.
                     Securities.       repurchase                          Government
                                       agreements                          Securities or
                                       collateralized                      certain foreign
                                       by U.S.                             government
                                       Government                          securities.
                                       Securities.
 ------------------------------------------------------------------------------------------
  BENCHMARK          6-month and 1-    Lehman Brothers   Lehman Brothers
                     year U.S.         Mutual Fund       15- year          JP Morgan Global
                     Treasury          Government/       Municipal Bond    Government Bond
                     security          Mortgage Index    Index             Index (hedged)

--------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Global Income Fund, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors".

   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures, and swap transactions, will subject a Fund to greater risk than funds that do not employ such techniques.

   Non-Diversification. Global Income Fund is a "non-diversified" fund as defined under the Investment Company Act of 1940, as amended (the "Act") and is therefore subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions".

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as the Investment Adviser to the Adjustable Rate Government Fund. Goldman Sachs Asset Management serves as Investment Adviser and administrator to the Global Income, Government Income and Municipal Income Funds. Goldman Sachs Asset Management International serves as subadviser to the Global Income Fund. As of January 31, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

                                                              MINIMUM
                                                    ----------------------------
                                                    INITIAL PURCHASE ADDITIONAL
    TYPE OF PURCHASE                                     AMOUNT      INVESTMENTS
    ----------------                                ---------------- -----------
    Regular Purchases..............................      $1,500          $50
    Tax-Sheltered Retirement Plans.................      $  250          $50
    Automatic Investment Plan......................      $   50          $50

  For further information, see "How to Invest--How to Buy Shares of the Funds" on page 30.

 HOW DO I PURCHASE SHARES?

   You may purchase shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have sales agreements with Goldman Sachs ("Authorized Dealers"). See "How to Invest" on page 30.

 WHAT ARE MY PURCHASE ALTERNATIVES?

   The Funds (other than Adjustable Rate Government Fund which does not offer Class B shares) offer two classes of shares through this Prospectus which may be purchased at the next determined net asset value ("NAV") plus a sales charge which, depending on the class of shares you choose for investment, may be imposed either at the time of purchase (Class A shares) or on a contingent deferred basis at the time of redemption (Class B shares). Except with respect to the Adjustable Rate Government Fund, direct purchases of $1 million or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

       ADJUSTABLE RATE        MAXIMUM FRONT           MAXIMUM CONTINGENT
       GOVERNMENT FUND       END SALES CHARGE       DEFERRED SALES CHARGE
       ---------------       ----------------       ---------------------
  Class A...................       1.5%                      N/A
    GOVERNMENT INCOME FUND
    MUNICIPAL INCOME FUND
      GLOBAL INCOME FUND
    ----------------------
  Class A...................       4.5%                  (See above)
  Class B...................       N/A        5% declining to 0% after six years

   Over time, the deferred sales charge and distribution fees attributable to Class B shares will exceed the initial sales charge and distribution fees attributable to Class A shares. See "How to Invest--Alternative Purchase Arrangements" on page 30.

 HOW DO I SELL MY SHARES?

   You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                                INVESTMENT INCOME
                                                    DIVIDENDS
                                                ------------------ CAPITAL GAINS
     FUND                                       DECLARED    PAID   DISTRIBUTIONS
     ----                                       ------------------ -------------
  Adjustable Rate Government................... Daily     Monthly    Annually
  Government Income............................ Daily     Monthly    Annually
  Municipal Income............................. Daily     Monthly    Annually
  Global Income................................ Monthly   Monthly    Annually

   You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Portfolios") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio of Goldman Sachs Money Market Trust, if you hold Class A Shares of a Fund, or ILA Class B Units of the Prime Obligations Portfolio, if you hold Class B shares of a Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends".

                               FEES AND EXPENSES

                         ADJUSTABLE RATE   GOVERNMENT             MUNICIPAL              GLOBAL
                           GOVERNMENT        INCOME                INCOME                INCOME
                              FUND            FUND                  FUND                  FUND
                         --------------- ------------------    ------------------    ------------------
                             CLASS A     CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                         --------------- -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge
   Imposed on Purchases.      1.5%/1/     4.5%/1/    none       4.5%/1/    none       4.5%/1/    none
  Maximum Sales Charge
   Imposed on Reinvested
   Dividends............      none        none       none       none       none       none       none
  Maximum Deferred Sales
   Charge...............      none/1/     none/1/    5.0%       none/1/    5.0%       none/1/    5.0%
  Redemption Fees/2/....      none        none       none       none       none       none       none
  Exchange Fees/2/......      none        none       none       none       none       none       none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of
  average daily net
  assets)
  Management Fees
   (including, after
   applicable
   limitations, advisory
   and administration
   fees)................      0.40%       0.25%/4/   0.25%/4/   0.55%      0.55%      0.59%/6/   0.59%/6/
  Distribution (Rule
   12b-1) Fees
   (after applicable
   limitations).........      0.00%/3/    0.00%/4/   0.75%      0.00%/5/   0.75%      0.21%/6/   0.75%
  Other Expenses:
   Authorized Dealer
    Service Fees........      0.25%       0.25%      0.25%      0.25%      0.25%      0.25%      0.25%
   Other Expenses (after
    applicable
    limitations)........      0.05%/3/    0.00%/4/   0.00%/4/   0.05%/5/   0.05%/5/   0.11%/6/   0.11%/6/
                              ----        ----       ----       ----       ----       ----       ----
  TOTAL FUND OPERATING
   EXPENSES (AFTER FEE
   AND EXPENSE
   LIMITATIONS).........      0.70%/3/    0.50%/4/   1.25%/4/   0.85%/5/   1.60%/5/   1.16%/6/   1.70%/6/
                              ====        ====       ====       ====       ====       ====       ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                        ------ ------- ------- --------
Adjustable Rate Government Fund
   Class A Shares..............................  $22     $37     $53     $101
Government Income Fund
  Class A Shares...............................   50      60      72      105
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   63      70      89      126
   --Assuming no redemption....................   13      40      69      126
Municipal Income Fund
  Class A Shares...............................   53      71      90      145
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   66      80     107      165
   --Assuming no redemption....................   16      50      87      165

    FUND                                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                        ------ ------- ------- --------
Global Income Fund
  Class A Shares...............................  $56     $80    $106     $180
  Class B Shares
   --Assuming complete redemption at end of pe-
    riod.......................................   67      84     112      192
   --Assuming no redemption....................   17      54      92      192

  The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.
--------

/1/ As a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. Except with respect to direct purchases of the Adjustable Rate Government Fund, a contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price".

/2/ A transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Portfolios or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege".

/3/ Based upon estimated amounts for the current fiscal year. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Adjustable Rate Government Fund's "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.25%, 0.11% and 1.01%, respectively. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.00%, 0.05% and 0.69%, respectively.

/4/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Government Income Fund include advisory and administration fees of 0.25% and 0.00%, respectively. The Investment Adviser has voluntarily agreed to limit its advisory and administration fees to such amounts. Without such limitations, advisory and administration fees would be 0.50% and 0.15%, respectively. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit all "Other Expenses" of Government Income Fund (excluding advisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses). Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Government Income Fund's "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.65%, 0.25%, 1.54% and 2.44%, respectively, in the case of Class A shares, and 0.65%, 0.75%, 1.54% and 2.94%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.22%, 0.13%, 0.12% and 0.47%, respectively.

/5/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Municipal Income Fund include advisory and administration fees of 0.40% and 0.15%, respectively. Goldman Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Fund. The Investment Adviser has also voluntarily agreed to reduce or limit certain "Other Expenses" of Municipal Income Fund (excluding advisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. Goldman Sachs and the Investment Adviser have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.25%, 0.75% and 1.55%, respectively, in the case of Class A shares, and 0.75%, 0.75% and 2.05%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.46%, 0.14%, 0.16%, and 0.76%, respectively.

/6/ Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15% respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. Goldman Sachs voluntarily has agreed to limit its distribution fee attributable to Class A shares of the Fund to 0.21%. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding transfer agency fees (estimated to be 0.05% of average daily net assets), advisory, subadvisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" would be 0.90%, 0.25%, 0.49% and 1.64%, respectively, in the case of Class A shares, and 0.90%, 0.75% , 0.49% and 2.14%, respectively, in the case of Class B shares. Annual operating expenses incurred by the Class A shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Distribution Fees", "Other Expenses" and "Total Operating Expenses" of 0.82%, 0.20%, 0.27%, and 1.29%, respectively.

  The information with respect to the Adjustable Rate Government Fund set forth in the foregoing table and hypothetical example relates only to its Class A shares (the Fund does not offer Class B shares). The Adjustable Rate Government Fund and Global Income Fund, but not the other Funds, also offer Institutional Shares and Service Shares and the Adjustable Rate Government Fund, but not the other Funds, also offers Administration Shares. Institutional, Administration and Service Shares are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services than Class A shares and Class B shares. Information regarding Institutional, Administration and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus. Because of the Distribution Plans, long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s rules regarding investment companies.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers, Subadviser and Administrator".

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                                  INCOME (LOSS) FROM INVESTMENT OPERATIONS                           DISTRIBUTIONS TO SHAREHOLDERS
                               ---------------------------------------------------   -----------------------------------------------
                                            NET REALIZED
                                                AND        NET REALIZED
                                             UNREALIZED        AND                                FROM NET              IN EXCESS OF
                                            GAIN (LOSS)     UNREALIZED    TOTAL                   REALIZED              NET REALIZED
                                                 ON        GAIN (LOSS)    INCOME                  GAIN ON                 GAIN ON
                     NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)                INVESTMENT,  IN EXCESS  INVESTMENT,
                     VALUE AT     NET        OPTION AND      CURRENCY      FROM       FROM NET   OPTION AND    OF NET    OPTION AND
                     BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT   INVESTMENT   FUTURES    INVESTMENT   FUTURES
                     OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS     INCOME   TRANSACTIONS   INCOME   TRANSACTIONS
                     --------- ----------   ------------   ------------ ----------   ---------- ------------ ---------- ------------
                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $9.74    $0.5630(j)    $0.0717 (j)      $--       $0.6347(j)   $(0.5759)    $ --       $(0.0287)    $ --
1995--Administration
Shares..........        9.74     0.5366(j)     0.0737 (j)       --        0.6103(j)    (0.5528)      --        (0.0275)      --
1995--Class
A Shares(h).....        9.79     0.2721(j)    (0.0090)(j)       --        0.2631(j)    (0.2697)      --        (0.0134)      --
1994--Institutional
Shares..........       10.00     0.4341(j)    (0.2455)(j)       --        0.1886(j)    (0.4486)      --            --        --
1994--Administration
Shares..........       10.00     0.4211(j)    (0.2572)(j)       --        0.1639(j)    (0.4239)      --            --        --
1993--Institutional
Shares..........       10.04     0.4397       (0.0376)(a)       --        0.4021       (0.4397)      --        (0.0024)      --
1993--Administration
Shares(i).......       10.02     0.2146       (0.0173)(a)       --        0.1973       (0.2146)      --        (0.0027)      --
1992--Institutional
Shares..........       10.03     0.5599       (0.0029)(a)       --        0.5570       (0.5470)      --            --        --

FOR THE PERIOD JULY 17, 1991(e) THROUGH OCTOBER 31,
1991--Institutional
Shares..........       10.00     0.1531        0.0322(a)        --        0.1853       (0.1553)      --            --        --

                                                      GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............       13.47       0.94          1.00 (a)       --          1.94         (0.94)      --            --        --
1994............       14.90       0.85         (1.28)(a)       --         (0.43)        (0.85)    (0.12)        (0.02)    (0.01)
FOR THE PERIOD FEBRUARY 10, 1993(e) THROUGH OCTOBER 31,
1993............       14.32       0.56          0.58(a)        --          1.14         (0.56)      --            --        --


                                                                                        RATIO OF
                                              NET                                         NET                   NET
                                            INCREASE                        RATIO OF   INVESTMENT              ASSETS
                      FROM       TOTAL     (DECREASE) NET ASSET               NET       INCOME                 AT END
                      PAID   DISTRIBUTIONS   IN NET   VALUE AT              EXPENSES    (LOSS)     PORTFOLIO     OF
                       IN         TO         ASSET     END OF     TOTAL    TO AVERAGE  TO AVERAGE  TURNOVER    PERIOD
                     CAPITAL SHAREHOLDERS    VALUE     PERIOD   RETURN(B)  NET ASSETS  NET ASSETS   RATE(d)  (IN 000'S)
                     ------- ------------- ---------- --------- ---------  ----------  ----------  --------  ----------
                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........      $--      $(0.6046)    $0.0301     $9.77      6.75%      0.46%     5.77%      24.12%     $657,358
1995--Administration
Shares..........       --       (0.5803)     0.0300      9.77      6.48       0.71      5.50       24.12         3,572
1995--Class
A Shares(h).....       --       (0.2831)    (0.0200)     9.77      2.74       0.69(c)   5.87(c)    24.12        15,203
1994--Institutional
Shares..........       --       (0.4486)    (0.2600)     9.74      1.88       0.46      4.38       37.81       942,523
1994--Administration
Shares..........       --       (0.4239)    (0.2600)     9.74      1.63       0.71      4.27       37.81         6,960
1993--Institutional
Shares..........       --       (0.4421)    (0.0400)    10.00      4.13       0.45      4.36      103.74     2,760,871
1993--Administration
Shares(i).......       --       (0.2173)    (0.0200)    10.00      2.01(g)    0.70(c)   3.81(c)   103.74         5,326
1992--Institutional
Shares..........       --       (0.5470)     0.0100     10.04      6.12       0.42      5.61      286.40     2,145,064

FOR THE PERIOD JULY 17, 1991(e) THROUGH OCTOBER 31,
1991--Institutional
Shares..........       --       (0.1553)     0.0300     10.03      2.14(g)    0.20(c)   7.31(c)   145.67(c)    239,642

                                                      GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............       --         (0.94)       1.00     14.47     14.90       0.47      6.67      449.53        29,503
1994............       --         (1.00)      (1.43)    13.47     (2.98)      0.11      6.06      654.90        14,452

FOR THE PERIOD FEBRUARY 10, 1993(e) THROUGH OCTOBER 31,
1993............       --         (0.56)       0.58     14.90      8.03       0.00(c)   4.87(c)   725.41        12,860

                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------


                                  RATIOS ASSUMING
                                NO VOLUNTARY WAIVER
                                   OF FEES OR
                                EXPENSE LIMITATIONS
                                -------------------
                                          RATIO OF
                                            NET
                                         INVESTMENT
                             RATIO OF      INCOME
                             EXPENSES      (LOSS)
                            TO AVERAGE   TO AVERAGE
                            NET ASSETS   NET ASSETS
                            ----------   ----------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........            0.53%        5.70%
1995--Administration
Shares..........            0.78         5.43
1995--Class
A Shares(h).....            1.01(c)      5.55(c)
1994--Institutional
Shares..........            0.49         4.35
1994--Administration
Shares..........            0.74         4.24
1993--Institutional
Shares..........            0.48         4.33
1993--Administration
Shares(i).......            0.73(c)      3.78(c)
1992--Institutional
Shares..........            0.55         5.48

FOR THE PERIOD JULY 17, 1991(e) through October 31,
1991--Institutional
Shares..........            1.02(c)      6.49(c)

                                                      GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995............            2.34         4.80
1994............            2.86         3.31

FOR THE PERIOD FEBRUARY 10, 1993(e) THROUGH OCTOBER 31,
1993............            4.00(c)      0.87(c)


                                     INCOME (LOSS) FROM INVESTMENT OPERATIONS           DISTRIBUTION TO SHAREHOLDERS
                                 ---------------------------------------------------- ---------------------------------
                                           NET REALIZED    NET REALIZED
                                               AND            AND                              FROM NET
                                           UNREALIZED      UNREALIZED                           REALIZED
                                          GAIN (LOSS) ON  GAIN (LOSS) ON   TOTAL                GAIN ON
                     NET ASSET              INVESTMENT,       FOREIGN      INCOME               INVESTMENT   IN EXCESS
                     VALUE AT     NET       OPTION AND       CURRENCY     (LOSS) FROM FROM NET  OPTION AND    OF NET
                     BEGINNING INVESTMENT     FUTURES         RELATED     INVESTMENT INVESTMENT   FUTURES   INVESTMENT
                     OF PERIOD   INCOME   TRANSACTIONS(a) TRANSACTIONS(a) OPERATIONS   INCOME   TRANSACTIONS   INCOME
                     --------- ---------- --------------- --------------- ---------- ---------- ------------ ----------
                                                    GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Class
A shares........      $13.43     $0.89         $0.92           $0.15        $1.96      $(0.94)     $ --         $--
1995--Institutional
shares(f).......       14.09      0.22          0.34            0.06         0.62       (0.26)       --          --
1994--Class
A shares........       15.07      0.84         (1.37)          (0.12)       (0.65)      (0.22)     (0.16)        --
1993--Class
A shares........       14.69      0.85          1.07           (0.42)        1.50       (0.85)     (0.27)        --
1992--Class
A shares........       14.60      1.14          0.45           (0.36)        1.23       (1.14)       --          --
FOR THE PERIOD AUGUST
2, 1991(e) THROUGH
OCTOBER 31,
1991--Class
A shares........       14.55      0.25          0.23           (0.19)        0.29       (0.24)       --          --

                                                      MUNICIPAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995............       13.08      0.67          1.09             --          1.76       (0.67)       --          --
1994............       14.64      0.73         (1.51)            --         (0.78)      (0.73)     (0.05)        --

FOR THE PERIOD JULY
20, 1993(e) THROUGH
OCTOBER 31,
1993............       14.32      0.22          0.32             --          0.54       (0.22)       --          --


                       DISTRIBUTION TO SHAREHOLDERS
                     ---------------------------------
                     IN EXCESS OF
                     NET REALIZED                          NET
                      GAIN ON                           INCREASE                       RATIO OF
                     INVESTMENT,  FROM       TOTAL     (DECREASE) NET ASSET              NET
                     OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT             EXPENSES
                      FUTURES      IN         TO         ASSET     END OF     TOTAL   TO AVERAGE
                     TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE    PERIOD   RETURN(b) NET ASSETS
                     ----------- ------- ------------- ---------- --------- --------- ----------
                                                    GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Class
A shares........        $--       $ --      $(0.94)      $1.02     $14.45     15.08%     1.29%
1995--Institutional
shares(f).......         --         --       (0.26)       0.36      14.45      4.42      0.65(c)
1994--Class
A shares........         --       (0.61)     (0.99)      (1.64)     13.43     (4.49)     1.28
1993--Class
A shares........         --         --       (1.12)       0.38      15.07     10.75      1.30
1992--Class
A shares........         --         --       (1.14)       0.09      14.69      8.77      1.37

FOR THE PERIOD AUGUST
2, 1991(e) THROUGH
OCTOBER 31,
1991--Class
A shares........         --         --       (0.24)       0.05      14.60      2.00      0.38(g)

                                               MUNICIPAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995............         --         --       (0.67)       1.09      14.17     13.79      0.76
1994............         --         --       (0.78)      (1.56)     13.08     (5.51)     0.45

FOR THE PERIOD JULY
20, 1993(e) THROUGH
OCTOBER 31,
1993............        --          --       (0.22)       0.32      14.64      3.73      0.00(c)

                                                                 RATIOS ASSUMING
                                                               NO VOLUNTARY WAIVER
                                                                   OF FEES OR
                                                               EXPENSE LIMITATIONS
                                                             ----------------------
                          RATIO OF                                        RATIO OF
                            NET                      NET                    NET
                          INVESTMENT                ASSETS               INVESTMENT
                           INCOME                   AT END    RATIO OF     INCOME
                           (LOSS)      PORTFOLIO     OF       EXPENSES     (LOSS)
                          TO AVERAGE    TURNOVER    PERIOD   TO AVERAGE  TO AVERAGE
                          NET ASSETS     RATE     (IN 000'S) NET ASSETS  NET ASSETS
                          ----------   --------   ---------- ----------  ----------
                                                    GLOBAL INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Class
A shares........              6.23%      265.86%   $245,835    1.58%     5.94%
1995--Institutional
shares(f).......              6.01(c)    265.86      31,619    1.08(c)   5.58(c)
1994--Class
A shares........              5.73       343.74     396,584    1.53      5.48
1993--Class
A shares........              5.78)      313.88     675,662    1.55      5.53
1992--Class
A shares........              7.85       270.75     588,893    1.62      7.60

FOR THE PERIOD AUGUST
2, 1991(e) THROUGH
OCTOBER 31,
1991--Class
A shares........              1.72(g)    34.22      388,744    0.44(g)   1.66(g)

                                  MUNICIPAL INCOME FUND
----------------------------------------------------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995............            4.93        335.55     53,797     1.49      4.20
1994............            5.28        357.54     47,373     1.55      4.18

FOR THE PERIOD JULY
20, 1993(e) THROUGH
OCTOBER 31,
1993............            5.15(c)      99.99     30,166     2.42(c)   2.73(c)


(a) Includes the balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. For the Retail classes total return would be reduced if a sales charge were taken into account.
(c) Annualized.

(d) Includes effect of mortgage dollar roll transactions.
(e) Commencement of operations.
(f) Institutional shares commenced operations on August 1, 1995.
(g) Not annualized.

(h) Class A shares commenced operations on May 15, 1995.

(i) Administration share activity commenced operations on April 15, 1993.

(j) Calculated based on the average shares outstanding methodology.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a 6-month to 1-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 2 years. The approximate interest rate sensitivity of the Fund is comparable to a 9-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other U.S. Government Securities. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 GOVERNMENT INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with safety of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, plus or minus 1 year (currently 4.3 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 6 years. The approximate interest rate sensitivity of the Fund is comparable to a 5-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. The remainder of the Fund's assets may be invested in non-government securities such as privately issued Mortgage-Backed Securities, Asset-Backed Securities and corporate securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund's non-U.S. Government Securities will be rated, at the time of investment, AAA by S&P or Aaa by Moody's.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 MUNICIPAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 15-year Municipal Bond Index, plus or minus 1 year (currently 9.0 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 12 years. The approximate interest rate sensitivity of the Fund is comparable to a 15-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the

District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities") the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for Federal income tax purposes). The Fund may invest up to 100% of its net assets in private activity bonds, the interest from certain of which (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. Under normal market conditions, the weighted average credit quality of the Fund's portfolio will be equivalent to that of securities rated AA by S&P or Aa by Moody's. All securities purchased by the Fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".

 GLOBAL INCOME FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years (currently 5.0 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and for the purpose of hedging its portfolio.

  The fixed income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. and foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper and (vi) Mortgage- and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. However, the Fund may also invest in obligations of a sovereign issuer, denominated in the issuer's own currency, rated at least A by S&P or Moody's. The Fund will invest at least 50% of its net assets in securities rated, at the time of investment, AAA by S&P or Aaa by Moody's.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions both to seek to enhance returns for a given level of risk and to seek to hedge its exposure to foreign currencies. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. With respect to other countries, not more than 25% of the Fund's total assets will be invested in the securities of any other foreign country.

                        DESCRIPTION OF SECURITIES

U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association

("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or
(d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

CORPORATE DEBT OBLIGATIONS

  The Government Income and Global Income Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent the Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Government Income and Global Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities".

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Government Income and Global Income Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement".

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Government Income, and Global Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Government Income and Global Income Funds may invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES

  The Government Income and Global Income Funds may invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Municipal Income Fund invests consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Municipal Income Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles the

Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of the Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. The Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Global Income Fund will invest in fixed income securities of foreign issuers denominated in either U.S. dollars or a foreign currency. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Global Income Fund may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Fund may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency "baskets".

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Global Income Fund may have currency exposure independent of its securities positions, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Fund offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

STRUCTURED SECURITIES

  The Global Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.

                               RISK FACTORS

  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay slower. As with fixed rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.

                             INVESTMENT TECHNIQUES

  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Government Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Global Income Fund may, to the extent it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or to hedge against changes in interest rates or securities prices, or in the case of the Global Income Fund, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Global Income Fund, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Global Income Fund may enter into currency swaps for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by the Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Global Income Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps are illiquid and thus subject to the Fund's limitation on investments in illiquid securities.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars, structured securities, inverse floating rate securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in certain derivative transactions may be limited by the requirements of the Code for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  ILLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Global Income Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Municipal Income Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, each Fund may, with respect to no more than 5% of its total assets, engage in the following techniques:
(i) portfolio securities lending, (ii) mortgage swaps (other than Municipal Income Fund) and interest rate swaps, caps, floors and collars, (iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts and (vii) with respect to the Municipal Income Fund, tender option bonds and standby commitments. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  Municipal Income Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFICATION STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Government Income and Municipal Income Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.


                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, administrator, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Adjustable Rate Government Fund. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as administrator and investment adviser to the Global Income, Government Income and Municipal Income Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the subadviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 31, 1996, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, and in the case of the Global Income Fund under a Subadvisory Agreement, the subadviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  ADJUSTABLE RATE GOVERNMENT FUND. The Fund's portfolio manager is Jonathan A. Beinner. Mr. Beinner is a Vice President of Goldman Sachs and joined the Investment Adviser in 1990 after working in the trading and arbitrage group of Franklin Savings Association.

  GOVERNMENT INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. Mr. Lucy is a Vice President of Goldman Sachs and joined the Investment Adviser in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

  MUNICIPAL INCOME FUND. The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Prior to 1992, he spent two years managing multi-currency fixed income and balanced portfolios at Invesco MIM Limited, where he was a senior member of the derivative products group. Prior to his employment at Invesco, Mr. Fitzgerald spent three years with Foreign and Colonial Management Limited in London managing fixed income and derivative funds, and, prior to that, in the treasury department of NRMA Insurance Limited in Sydney. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies. Prior to his employment at Rothschild, Mr. Wilson spent seven years at the Reserve Bank of New Zealand, his most recent position as Trading Manager of foreign reserves management. Mr. Wilson's employment at the Reserve Bank at New Zealand also included a two year assignment to the foreign investment unit at the Bank of England in London.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to an Investment Advisory Agreement, GSFM is entitled to a fee from the Adjustable Rate Government Fund, computed daily and payable monthly, at the annual rate of 0.40% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Global Income, Government Income and Municipal Income Funds, computed daily and payable monthly, at the annual rates of 0.25%, 0.50% and 0.40%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the Global Income and Government Income Funds at the annual rates of 0.12% and 0.25%, respectively, of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to a Subadvisory Agreement, GSAMI is entitled to a fee from the Global Income Fund, computed daily and payable monthly, at the annual rate of 0.50% of average daily net assets; however, GSAMI is currently only imposing its subadvisory fee with respect to the Global Income Fund at the annual rate of 0.32% of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although the Investment Advisers have no current intention to do so. For the fiscal year ended October 31, 1995, the Adjustable Rate Government Fund paid fees at the foregoing rate. At various times during the fiscal year ended October 31, 1995, GSAM waived part of its investment advisory fee for the Government Income and Municipal Income Funds and GSAM and GSAMI waived part of their investment advisory and subadvisory fees, respectively, for the Global Income Fund. The average rate for the period paid by the Government Income and Municipal Income Funds to GSAM was 0.22% and 0.31%, respectively, and the average rate for the period paid by the Global Income Fund to GSAM and GSAMI was 0.22% and 0.45%, respectively. Without giving effect to fee limitations, the aggregate management fees paid by the Global Income Fund are higher than the fees paid by most funds but the Investment Adviser and subadviser believe such fees are comparable to management fees paid by funds with similar investment strategies.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management-Expenses" in the Additional Statement. In addition, the Investment Advisers to the Adjustable Rate Government, Government Income, Municipal Income and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding advisory, subadvisory, administration, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses and, in the case of the Global Income Fund, transfer agency fees) to the extent such expenses exceed 0.05%, 0.00%, 0.05% and 0.06% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with each Fund (other than Adjustable Rate Government Fund), GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and professional services to each Fund by others; provides office facilities; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Funds, GSAM is entitled to a fee from the Global Income, Government Income and Municipal Income Funds, computed daily and payable monthly, at an annual rate equal to 0.15% of each such Fund's average daily net assets; however, GSAM is currently not imposing its administration fee with respect to the Government Income Fund. For the fiscal year ended October 31, 1995, GSAM waived its administration fee for the Government Income Fund. GSAM may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. For the period ended October 31, 1995, the Municipal Income and Global Income Funds paid GSAM a fee for administration services at the foregoing rate. GSAM has agreed to reduce its fees payable by a Fund (to the extent of its fees) by the amount (if any) that a Fund's expenses exceed the applicable expense limitations imposed by state securities administrators. See "Management-- Expenses" in the Additional Statement.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers for performing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.1125% annually of the average daily net assets of Adjustable Rate Government Fund, 0.125% annually of the average daily net assets of the Government Income Fund, 0.10% annually of the average daily net assets of the Municipal Income Fund and 0.1875% annually of the average daily net assets of the Global Income Fund attributable to shares held by customers of such Authorized Dealers. In addition, Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers who perform administrative services with respect to depository institutions whose customers purchase shares of a Fund. These services include responding to certain inquiries from and providing written materials to depository institutions about a Fund; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions. The amount of such compensation may be up to 0.08% annually of the average net assets of a Fund's shares attributable to purchases through, and held by the customers of, such depository institutions. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid from the assets of Goldman Sachs or its affiliates.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of each Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from each Fund (other than Adjustable Rate Government Fund), with respect to Class A shares and Class B shares of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing agents). Goldman Sachs is entitled to receive a fee from the Adjustable Rate Government Fund, with respect to Class A shares, equal to its proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed charges set forth above applicable to Class A shares plus 0.04% of the average daily net assets of the other classes of the Fund. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.

                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this prospectus Class A and Class B shares (except that the Adjustable Rate Government Fund does not currently offer Class B shares), as described more fully in "How to Buy Shares of the Funds". If you do not specify in your instructions to the Funds which class of shares you wish to purchase, the Funds will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million in Class A shares, you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you initially invest $1 million or more in Class A shares of a Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Direct purchases (as opposed to exchanges) of $1 million or more of Class A shares of the Adjustable Rate Government Fund will not be subject to a deferred sales charge when redeemed. Class A shares are subject to distribution fees of up to 0.25% (which currently is being waived in the case of Adjustable Rate Government, Municipal Income and Government Income Funds and limited to 0.21% for the Global Income
Fund) and authorized dealer service fees of up to 0.25%, respectively, of each Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5% if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of up to 0.75% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans". Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase.

  FACTORS TO CONSIDER IN CHOOSING CLASS A OR CLASS B SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $100,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment, you might consider purchasing Class B shares.

HOW TO BUY SHARES OF THE FUNDS -- CLASS A AND CLASS B SHARES

  You may purchase shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order, plus, in the case of Class A shares, any applicable sales charge. If, by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. New York time), a purchase order is received by a Fund, Goldman Sachs or an Authorized Dealer, the price per share will be based on the net asset value computed on the day the purchase order is received. If a purchase order for shares of the Adjustable Rate Government Fund is received by an Authorized Dealer by 4:00 p.m., New York time and payment is made by (a) wire transfer or ACH transfer, shares will be issued and dividends declared with respect to such shares will begin to accrue on the later of (i) the Business Day after receipt by the Authorized Dealer of the purchase order or (ii) the date of receipt of payment for the shares or (b) check, Federal Reserve draft or bank wire, shares will be issued and dividends declared with respect to such shares will begin to accrue on the Business Day after the date payment is received. Dividends with respect to the Government Income and Municipal Income Funds declared with respect to such shares will begin to accrue on the Business Day after receipt of payment. Shares of the Global Income Fund will begin to be eligible for dividends paid on or after the day the shares are purchased.

  The minimum initial investment in each Fund is $1,500. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans. For purchases through the Automatic Investment Plan, the minimum investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust's officers.

  You may pay for purchases of shares by check (except that a check drawn on a foreign bank will not be accepted), Federal Reserve draft, Federal Funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows: (i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Trust -- (Name of Fund and Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal Funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Fund may refuse to open an account for any investor who fails to (1) provide a social security number or other taxpayer identification number, or (2) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE -- CLASS A SHARES

  The offering price of Class A shares of each Fund (other than Adjustable Rate Government Fund) is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                   SALES CHARGE  MAXIMUM DEALER
                                   SALES CHARGE AS AS PERCENTAGE  ALLOWANCE AS
        AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT PERCENTAGE OF
 (INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE
 --------------------------------  --------------- ------------- --------------
Less Than $100,000................      4.50%          4.71%          4.00%
$100,000 up to (but less than)
 $250,000.........................      3.00           3.09           2.50
$250,000 up to (but less than)
 $500,000.........................      2.50           2.56           2.00
$500,000 up to (but less than) $1
 million..........................      2.00           2.04           1.75
$1 million or more................      0.00*          0.00*           **

--------

 * No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter.

  Purchases of $1 million or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  The offering price of Class A shares of the Adjustable Rate Government Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                   SALES CHARGE  MAXIMUM DEALER
                                   SALES CHARGE AS AS PERCENTAGE  ALLOWANCE AS
        AMOUNT OF PURCHASE          PERCENTAGE OF  OF NET AMOUNT PERCENTAGE OF
 (INCLUDING SALES CHARGE, IF ANY)  OFFERING PRICE    INVESTED    OFFERING PRICE
 --------------------------------  --------------- ------------- --------------
Less Than $500,000................      1.50%          1.52%          1.25%
$500,000 up to (but less than) $1
 million..........................      1.00           1.01           0.75
$1 million or more................      0.00           0.00           0.00

  The entire amount of the sales charge will be reallowed to Authorized Dealers on sales of Class A shares of each Fund (other than the Municipal Income Fund) during the period January 2, 1996 through April 15, 1996 if shares of a Fund are purchased through any Individual Retirement Account
(IRA), including self-directed IRAs.

  Class A shares of the Funds may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses and children; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans having either 200 eligible employees or at least $1,000,000 under management with GSAM and its affiliates; (i) shareholders whose purchase is attributable to redemption proceeds (subject to appropriate documentation) from a registered open-end management investment company not distributed or managed by Goldman Sachs or its affiliates, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Funds and the shareholder either (a) paid an initial sales charge or (b) was at some time subject to a deferred sales charge with respect to the redemption proceeds;
(j) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (k) registered investment advisers who have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (l) accounts over which GSAM or its advisory affiliates have investment discretion. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Funds at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Portfolios may be reinvested in shares of each Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program".

REINVESTMENT OF REDEMPTION PROCEEDS -- CLASS A SHARES

  A shareholder who redeems Class A shares of a Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class A shares of a Fund or of any other Goldman Sachs Portfolio. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty
(30) days before the redemption and that the reinvestment is effected within ninety (90) days after such redemption. If you paid a CDSC upon a redemption and reinvest in Class A shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC attributable to such shares previously charged, and the reinvested shares will continue to be subject to a CDSC. The holding period of the Class A shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption, will include the holding period of the redeemed shares. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt by Goldman Sachs or an Authorized Dealer of a written purchase order indicating that the shares are eligible for reinvestment at net asset value.

  A reinvesting shareholder may realize a gain or loss for federal tax purposes as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of the Class A shares, any sales charge paid on the original purchase cannot be taken into account by a shareholder reinvesting at net asset value pursuant to the reinvestment privilege for purposes of determining gain or loss realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

RIGHT OF ACCUMULATION -- CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more ($500,000 or more in the case of Adjustable Rate Government Fund). Class A shares of the Goldman Sachs Portfolios may be combined under the Right of Accumulation. See Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION -- CLASS A SHARES

  Purchases of $100,000 ($500,000 in the case of the Adjustable Rate Government Fund) or more made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Portfolios may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE -- CLASS B SHARES

  Investors may purchase Class B shares of the Government Income, Municipal Income and Global Income Funds at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Funds will first redeem shares not subject to any CDSC, and then shares held longest during the eight-year period. As a result, a redeeming shareholder will pay the lowest possible CDSC.

                                                                    CDSC AS A
                                                                  PERCENTAGE OF
       YEAR SINCE                                                 DOLLAR AMOUNT
        PURCHASE                                                 SUBJECT TO CDSC
       ----------                                                ---------------
       First....................................................      5.0%
       Second...................................................      4.0%
       Third....................................................      3.0%
       Fourth...................................................      3.0%
       Fifth....................................................      2.0%
       Sixth....................................................      1.0%
       Seventh and thereafter...................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of a Fund acquired by exchange from Class B shares of another Fund will convert into Class A shares of such Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service, for which the Funds will apply, or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

  WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE. The CDSC on Class B shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption results from the death or disability (as defined in Section 72 of the Code) of a shareholder if the redemption is made within one year of such event. In addition, Class B shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your Class B shares.

              SHAREHOLDER SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio. See "Fund Highlights". Shareholders may also elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made determined on the basis of the date and value of the investors initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions: (i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $10,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross- reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds (other than the Municipal Income Fund) offer their shares for purchase by retirement plans, including IRA Plans for individuals and their non-employed spouses and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans and copies of the plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Under all plans, dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund or, if so directed by the shareholder, in cash or in shares of the same or an equivalent class of any other Goldman Sachs Portfolio or ILA Portfolio.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at net asset value without the imposition of an initial or contingent deferred sales charge at the time of exchange for shares of the same class or an equivalent class of any other Fund, Goldman Sachs Portfolio or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares or units of these other funds acquired by an exchange may later be exchanged for shares of the same (or an equivalent class) of the original Fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid a sales charge. Shares or units of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder had owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs Trust, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, if previously elected in the Fund's Account Application, by telephone at 800-526-7384 (8:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds". Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "How to Sell Shares of the Funds". In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a sale of the shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of shares or units received in the exchange. If such sale occurs within ninety (90) days after the purchase of such shares, to the extent an initial sales charge that would otherwise apply to the shares or units received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss realized on such sale for federal income tax purposes, but instead will be added to the tax basis of the shares or units received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. Authorized Dealers who receive a portion of the sales charge applicable to the purchase of Class A or Class B shares, will not be permitted to impose any other fees on the shareholders in connection with the purchase of such shares.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). The Funds or Goldman Sachs may reject or restrict purchases or exchanges of shares by a particular purchaser or group, for example, when a pattern of frequent purchases and sales of shares of a Fund is evident, or if the purchase and sale or exchange orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund. Goldman Sachs reserves the right to limit the participation in the Fund of its partners and employees.

  In addition to concessions allowed to Authorized Dealers, Goldman Sachs may, from time to time, assist Authorized Dealers by, among other things, providing sales literature to and holding informational programs for the benefit of Authorized Dealers' registered representatives. Authorized Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Goldman Sachs Portfolios. Goldman Sachs may also provide additional promotional incentives to Authorized Dealers in connection with sales of shares of the Goldman Sachs Portfolios. These incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualified registered representatives and members of their families within or without the United States. Incentive payments will be provided for out of the sales charge and distribution fees or out of Goldman Sachs' other resources. Other than sales charges and distribution fees, a Fund and its shareholders do not bear distribution expenses. An Authorized Dealer receiving such incentives may be deemed to be an underwriter under the 1933 Act. In some instances, such incentives may be made available only to certain Authorized Dealers whose representatives have sold or are expected to sell significant amounts of shares.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLAN -- CLASS A SHARES

  The Trust, on behalf of each Fund's Class A shares, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act (the "Class A Distribution Plan"). Under the Class A Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to 0.25% of a Fund's average daily net assets attributable to Class A shares of such Fund. Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Adjustable Rate Government, Government Income and Municipal Income Funds and to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of the Global Income Fund. Goldman Sachs has no current intention of modifying or discontinuing such waiver, but may do so in the future at its discretion. For the period ended October 31, 1995, the Global Income Fund paid Goldman Sachs a fee at the rate of 0.25% of the Fund's average daily net assets attributable to Class A shares of such Fund.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class A shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under theClass A Distribution Plan include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A shares. If the fee received by Goldman Sachs pursuant to the Class A Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class A Distribution Plan will be reviewed and is subject to approval annually by the Board of Trustees of the Trust. The aggregate compensation that may be received under the Class A Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Rules of Fair Practice.

DISTRIBUTION PLAN -- CLASS B SHARES

  The Trust, on behalf of each Fund's Class B shares (other than the Adjustable Rate Government Fund which does not offer Class B shares), has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act (the "Class B Distribution Plan"). Under the Class B Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to 0.75% of a Fund's average daily net assets attributable to Class B shares of such Fund.

  Goldman Sachs may use the distribution fee for its expenses of distributing of Class B shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class B Distribution Plan include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class B shares. If the fee received by Goldman Sachs pursuant to the Class B Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class B Distribution Plan will be reviewed and is subject to approval annually by the Board of Trustees of the Trust. The aggregate compensation that may be received under the Class B Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Rules of Fair Practice.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A and Class B shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A or Class B Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A or Class B shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Board of Trustees. For the period ended October 31, 1995, each Fund paid Authorized Dealer Service Fees at the foregoing rate for each Funds' Class A shares.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "Net Asset Value". Redemption proceeds will be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  A shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Application. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither a Fund, the Trust nor Goldman Sachs will be responsible for the authenticity of instructions received by telephone. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address. Shares of the Adjustable Rate Government Fund, Government Income Fund and Municipal Income Fund earn dividends accrued through the day on which such shares are redeemed.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in Federal Funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a sale for tax purposes. A minimum balance of $5,000 in shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A and Class B shares. The CDSC applicable to Class B shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge". See Additional Statement for more information about the Systematic Withdrawal Plan.


                                   DIVIDENDS

  Each dividend and capital gains distribution, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid (i) in cash, (ii) in additional shares of the same class of the Fund or (iii) in shares of the same or an equivalent class of any of the Goldman Sachs Portfolios or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B) as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program". This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends and capital gains distributions will be reinvested in the Fund. Capital gains distributions will be reinvested or paid in cash, in accordance with the shareholder's prior election, on the payment date.

  The election to reinvest dividends and distributions paid by the Fund in additional shares or units of the Fund or any other Goldman Sachs Portfolio or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Portfolio or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. In the case of Global Income Fund, net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of monthly dividends to be declared and paid, with the result that a portion of the Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. The Adjustable Rate Government, Government Income and Municipal Income Funds will declare dividends daily and pay dividends monthly. The Global Income Fund will declare and pay dividends monthly. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income (in the case of Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of Global Income Fund). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Municipal Income Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B shares reflect deduction of the applicable CDSC imposed upon redemption of Class B shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if a sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Municipal Income Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Municipal Income Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A and Class B shares will be affected by the payment of a sales charge and distribution fees. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of shares into one or more classes. The Adjustable Rate Government Fund offers Institutional Shares, Administration Shares, Service Shares and Class A shares. The Government Income and Municipal Income Funds offer Class A and Class B shares. The Global Income Fund offers Institutional Shares, Service Shares, Class A shares and Class B shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Municipal Income Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Municipal Income Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Municipal Income Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Municipal Income Fund is not deductible to the extent attributable to the Municipal Income Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Municipal Income Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications requested by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Global Income Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of its total assets is comprised of stock or securities of foreign corporations at the end of its taxable year and the Global Income Fund so elects, shareholders will include in their gross incomes (in addition to dividends they receive) their pro rata shares of qualified foreign taxes paid by the Global Income Fund and may be entitled to take federal income tax credits or deductions with respect to such taxes. If the Fund cannot or does not so elect, it may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $100,000 ($500,000 in the case of Adjustable Rate Government Fund) or more of Class A shares of a Fund alone or in combination with Class A shares of another Fund or another Goldman Sachs Portfolio within a 13-month period, the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman, Sachs & Co. that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman, Sachs & Co. any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman, Sachs & Co. pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

                                   SEND TO: THE GOLDMAN SACHS PORTFOLIOS
ACCOUNT APPLICATION                         C/O NFDS
PLEASE PRINT OR TYPE ALL INFORMATION        P.O. BOX 419711
 ANY QUESTIONS?  CALL GSAM AT:              KANSAS CITY, MO 64141-6711
        1-800-526-7384

  I. FUND SELECTION  (MINIMUM $1,500 PER FUND)

                                              CLASS A CLASS B
FUND NAME (AND CODE A/B)                      AMOUNT  AMOUNT
------------------------                      ------- -------
[_] Asia Growth Fund (880/980)                $       $
[_] Balanced Fund (070/970)                   $       $
[_] Capital Growth Fund (807/907)             $       $
[_] Growth & Income Fund (814/914)            $       $
[_] International Equity Fund (815/915)       $       $
[_] Select Equity Fund (817/917)              $       $
[_] Small Cap Equity Fund (819/919)           $       $

                                              CLASS A CLASS B
 FUND NAME (AND CODE A/B)                     AMOUNT  AMOUNT
 ------------------------                     ------- -------
[_] Adjustable Rate Government Fund (677)     $       N/A
[_] Global Income Fund (818/918)              $       $
[_] Government Income Fund (812/912)          $       $
[_] Municipal Income Fund (816/916)           $       $
[_] ILA-Prime Obligations Portfolio-C
     (806/906)*                               $       $
[_] ILA-Tax-Exempt Diversified Portfolio-C
     (820)*                                   $       N/A
[_] Other:                                    $       $

* Minimum $10,000 or transfer balance of existing fund

A check in the amount of $           is enclosed. By signing this application I
acknowledge that Class B shares and certain purchases of $1 million or more of Class A shares will be subject to a Contingent Deferred Sales Charge on Redemption. If not otherwise indicated, purchases will default to Class A shares.

If your order was placed through a broker, insert the order number here:
                and the date of order here:
----------------                           ------------
If you are exempt from sales charges, check here [_]. By checking this box I certify that I am exempt from the sales charge in accordance with the terms of the applicable Fund's prospectus and I agree to notify Goldman, Sachs & Co. at or prior to purchase if I am no longer eligible for exemption. Reason for
Exemption:
          ---------------------------------------------------------------

    II. ACCOUNT REGISTRATION  (CHECK ONE)  AND  MAILING ADDRESS
[_] INDIVIDUAL

             __________________________________     ___________________________
             First        Middle        Last        Social Security Number

--------------------------------------------------------------------------------
[_] MULTIPLE OWNERS
    (INCLUDING SPOUSES)
    (as Joint Tenants
    with Rights of
    Survivorship)

             __________________________________     ___________________________
             First        Middle        Last        Social Security Number

             __________________________________     ___________________________
             First        Middle        Last        Social Security Number

--------------------------------------------------------------------------------

[_] GIFT/TRANSFER TO MINOR

             _________________________________
             Name of Custodian

             _________________________________      ___________________________
             Name of Minor                          Social Security Number of
                                                    Minor

             Under the                 Uniform Gift/Transfer to Minors Act
                      ----------------                                    ------
                      State of Minor's Residence              Birthdate of Minor

--------------------------------------------------------------------------------
[_] CORPORATION,
    TRUST OR
    OTHER ENTITY

             _________________________________      ___________________________
             Name of Corporation, Trust or Other    Federal Tax I.D. Number
             Entity

             _________________________________      ___________________________
             Date of Trust Instrument               Name of Trustee (If to be
                                                    included in
                                                    account registration)
             _________________________________
             Name of Beneficiary (If to be included
             in account registration)
--------------------------------------------------------------------------------
MAILING
ADDRESS

             __________________________________________________________________
             Street Address or Post Office Box

             __________________________________________________________________
             City                       State                          Zip Code
             ___________________________             _______________________
             Attention (if applicable)               Daytime Telephone Number

--------------------------------------------------------------------------------

    III. DIVIDEND AND DISTRIBUTION ALTERNATIVES  (CHECK ONE)
[_] All dividends and distributions to be reinvested in my account. (This option will apply if no box is checked.)

[_] All dividends and distributions to be sent by check to me at the address in "Account Registration."

[_] All dividend distributions to be sent to me by check at the address in "Account Registration", short-term and long-term capital gains distributions to be reinvested in my account.

[_] All dividends and distributions to be invested in another Goldman Sachs
    Portfolio.
    If so, insert name of Fund here:__________________________________________.
    Insert name of account registration here:_____ and account number here:____.

[_] All distributions to be sent by check to a special payee (i.e., someone other than you):

 Name: ________________________________________________________________________

 Street Address: ______________________________________________________________

 City: __________________ State: _____________  Zip Code: ___

[_] All dividends and distributions to be directly deposited to the following bank account: (ATTACH CHECK MARKED "VOID"):

 Bank Name: __________________________________  Account Number: _______________

 ABA Routing #: ______________________________

 Street Address: _____________________________  Name on Account: ______________

 City: __________________ State: _____________  Zip Code: _____________________

 IV. RIGHT OF ACCUMULATION  (OPTIONAL)  CLASS A SHARES ONLY

 If you previously purchased Class A shares of the Goldman Sachs Portfolios on which you paid a sales charge, and when combined with this purchase the total is $50,000 or more (in the case of equity funds) or $100,000 or more (in the case of fixed income funds), you may qualify for a reduced sales charge on this purchase. Purchases by (a) spouses and children, (b) fiduciaries as to a single trust account, (c) persons affiliated with the same business enterprise and (d) clients of Goldman Sachs' PCS Division as to affiliated accounts, may qualify to be aggregated. See the Statement of Additional Information or call Goldman Sachs for additional details. List below accounts which should be aggregated for a right of accumulation. Attach an additional page if necessary.

Name ____________________________   Name ____________________________

Fund ____________________________   Fund ____________________________

Acct No. ________________________   Acct No. ________________________

  V. STATEMENT OF INTENTION  (OPTIONAL)  CLASS A SHARES ONLY

 Although not obligated to do so, I intend to invest, over a 13-month period from this date, in Class A shares of the Fund alone or in combination with Class A shares of any other fund, on which sales charge was paid, which qualify for a quantity discount as described in the accompanying Prospectus, in an amount that will equal or exceed the amount circled below. I agree to the Statement of Intention and Escrow Agreement in the Appendix to the accompanying Prospectus and incorporated by reference herein. Circle one:

 $50,000        $100,000        $250,000        $500,000         $1,000,000

 VI. AUTOMATIC INVESTMENT PLAN  (OPTIONAL)
 I authorize State Street Bank, the custodian for the Fund(s), to debit the amount requested below from my bank account for investment in the Fund(s)
beginning in      (month) and periodically thereafter. I understand that my
participation in the Automatic Investment Plan is subject to the terms and conditions of such plan as amended from time to time.
Check One:   [_] Monthly   [_] Quarterly   Check One:   [_] 5th of the month
 [_] 15th of the month (applicable unless 5th checked)

_________________________________________     $________________________________
                                              Amount of each investment
Name of Fund/Class                            (minimum $50)

_________________________________________     $________________________________
                                              Amount of each investment
Name of Fund/Class                            (minimum $50)

X                                       X
_______________________________         ________________________________________
Authorized Signature (as shown on bank  Authorized Signature (if joint bank
records)                                account both sign)

_________________________________________     _________________________________
Bank Name                                     Account Number

_________________________________________
Bank Street Address City State Zip Code

_________________________________________     _________________________________
ABA Routing #                                 Name on Account

--------------------------------------------------------------------------------

VII.TELEPHONE EXCHANGE  (CHECK IF APPLICABLE)
[_]I authorize Goldman, Sachs & Co. to accept and act upon telephone instructions from myself or any other person for the exchange of shares of the Fund(s) into any fund described in the accompanying prospectus. I understand and agree that neither the Fund(s) nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request effected hereunder.

VIII.TELEPHONE REDEMPTIONS  (OPTIONAL) (ATTACH VOIDED CHECK)
[_] Goldman, Sachs & Co. is hereby authorized to honor telephone, telegraphic, or other instructions, without signature guarantee, from any person for the redemption of shares for the above account, without an obligation on behalf of Goldman, Sachs & Co., to verify that such person is the shareholder of record or authorized to give redemption instructions, provided that the proceeds are transmitted to the following bank account only or are mailed to me at the address in "Account Registration". Absent its own gross negligence neither the Fund(s) nor Goldman, Sachs & Co. shall be liable for such redemption or for payments made to any unauthorized account.

________________________________________________________________________________
Bank Name                                      ABA Routing #

________________________________________________________________________________
Bank Street Address        City         State       Zip Code

_______________________________       _______________________________
Name(s) on Account                            Account Number

IX. AUTOMATIC EXCHANGES  (OPTIONAL)
The originating Fund's balance must be at least $10,000 and the receiving Fund's minimum investment must have been met prior to discontinuance.

I hereby authorize automatic exchanges of $ ______ (exact dollars--$50 minimum):

Exchange from (Name of Fund) ____________________________

  to (Name of Fund) _____________________________________

Account Name ____________________________________________

Account No. (if known) __________________________________

Please make exchanges on the 15th of the month (or next business day) beginning the month of_______ Year________.

 X. SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL) (ATTACH VOIDED CHECK)

Frequency of withdrawals (check one): [_] Monthly [_] Quarterly    Make
payments via (check one): [_] check [_] ACH (Attach voided check.)
Payments made via check are withdrawn from your account on or about the 25th of the month.

Please withdraw $       from my account on the       of each month beginning in
                 -------                      -------
       .*

* See Prospectus for circumstances in which contingent deferred sales charge is waived in connection with systematic withdrawal plans.

Complete the following section if withdrawal payments are to be made via ACH.

_______________________________       _______________________________
Bank Name                             ABA Routing #

________________________________________________________________________________
Bank Street Address        City         State       Zip Code
_______________________________       _______________________________
Name(s) on Account                    Account Number

Complete the following section if checks are to be paid to someone other than registered owner(s).

________________________________________________________________________________
Name of check recipient

________________________________________________________________________________
Street Address          City          State         Zip Code

--------------------------------------------------------------------------------

  XI. CHECKWRITING PRIVILEGE FOR ILA ACCOUNTS  (OPTIONAL)
[_]I have invested in the ILA-Prime Obligations Portfolio Service Units and/or the ILA-Tax-Exempt Diversified Portfolio Service Units and would like an application for checkwriting sent to me.

 XII. SIGNATURE AND CERTIFICATION--ALL REGISTERED OWNERS MUST SIGN

You are required by law to provide the Fund with your correct Social Security or other Taxpayer Identification Number (TIN). Failure to do so and to complete this section may subject you to penalties and result in backup withholding of 31% of Fund distributions or other payments. If you have been notified by the IRS that you are subject to backup withholding because you failed to report all of your interest and/or dividend income and have not received IRS notice that such withholding should cease, you must cross out item (2) in this section. If you do not have but are applying for a TIN, write "Applied For" in the space provided for your TIN and provide your TIN and required certifications within 60 days. Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN and required certifications. If you are an exempt recipient, please furnish your TIN and write "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. If you are a nonresident alien or foreign entity, write "NRA" after your signature and provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. I certify under penalties of perjury that: (1) The number shown on this form is my correct TIN (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

By the execution of this Account Application, the undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this Application and is acting for itself or in some fiduciary capacity in making such investment. THE UNDERSIGNED UNDERSTANDS THAT NON-MONEY MARKET FUNDS DO NOT MAINTAIN A CONSTANT NET ASSET VALUE AND FURTHER THAT A CONSTANT NET ASSET VALUE IN MONEY MARKET FUNDS IS NOT GUARANTEED. AS A RESULT THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS. The undersigned affirms that it has received a current Prospectus for the Funds and has reviewed the same.

X ___________________________________         X _______________________________
Signature of Owner, Custodian    Date         Signature of Co-Owner        Date
or Officer

                              FOR DEALER USE ONLY

Investment dealer's signature is required for Systematic Withdrawal Plan ("SWP") or Statement of Intention. If an SWP is being opened, we believe that the amount to be withdrawn is reasonable in light of the investor's circumstances and we recommend establishment of the account.

________________________________________________________________________________
Name of Dealer Firm             Home Office Location

________________________________________________________________________________
City                      State
                                            Zip Code

________________________________________________________________________________
Branch Office Location                      Branch Number/Branch Phone

________________________________________________________________________________
Authorized Signature          State
                                            Zip Code

________________________________________________________________________________
Reg. Rep. Name            Reg. Rep's Number

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . .  800-526-7384

FIP-1AB-GST/100K/0396
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE GOLDMAN SACHS

 FIXED INCOME

PORTFOLIOS

--------------------------------------------------------------------------------

PROSPECTUS
CLASS A AND CLASS B
SHARES



[LOGO] Goldman
       Sachs
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996




        TABLE OF CONTENTS












                                        PAGE
                                        ----
Fund Highlights........................   1
Fees and Expenses......................   5
Financial Highlights...................   7
Investment Objectives and Policies.....  10
Description of Securities..............  13
Risk Factors...........................  19
Investment Techniques..................  21
Investment Restrictions................  24
Portfolio Turnover.....................  24
Management.............................  25
Dividends..............................  27
Net Asset Value........................  28
Performance Information................  28
Shares of the Trust....................  29
Taxation...............................  30
Additional Information.................  31
Administration Plan....................  32
Reports to Shareholders................  32
Purchase of Administration Shares......  33
Exchange Privilege.....................  34
Redemption of Administration Shares....  34

             GOLDMAN SACHS TRUST
            ADMINISTRATION SHARES


 GS ADJUSTABLE RATE GOVERNMENT FUND


   Seeks a high level of current income,
   consistent with low volatility of prin-
   cipal. The Fund invests primarily in ad-justable rate mortgage pass-through se-curities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. Government, its agencies, instru-mentalities or sponsored enterprises.

 GS SHORT DURATION GOVERNMENT FUND

   Seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for cap-ital gain. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies, instru-mentalities or sponsored enterprises.

 GS SHORT DURATION TAX-FREE FUND

   Seeks a high level of current income,
   consistent with relatively low volatil-
   ity of principal, that is exempt from
   regular federal income tax. The Fund in-vests primarily in municipal securities.

 GS CORE FIXED INCOME FUND

   Seeks a total return consisting of capi-tal appreciation and income that exceeds the total return of the Lehman Brothers
   Aggregate Bond Index. The Fund invests
   primarily in fixed income securities,
   including securities issued or
   guaranteed by the U.S. Government, its
   agencies, instrumentalities or sponsored enterprises, corporate securities, mort-gage-backed securities and asset-backed securities.

                    (continued on next page)
                                  ----------

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(cover continued)

  THE CORE FIXED INCOME FUND INVESTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES. THIS FUND IS INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH ITS INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES".

  THE ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS' NET ASSET VALUE AND YIELD ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds. GSAM and GSFM are each referred to in this Prospectus as the "Investment Adviser". Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1996, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, Administration Shares for the benefit of their customers or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies", "Description of Securities" and "Investment Techniques".

--------------------------------------------------------------------------------

                         ADJUSTABLE RATE   SHORT DURATION
                           GOVERNMENT        GOVERNMENT      SHORT DURATION      CORE FIXED
                              FUND              FUND          TAX-FREE FUND      INCOME FUND
                        ----------------- ----------------  ----------------  ----------------
  INVESTMENT            A high level of   A high level of   A high level of   Total return
   OBJECTIVES           current income,   current income,   current income,   consisting of
                        consistent with   and secondarily,  consistent with   capital
                        low volatility of in seeking        low volatility    appreciation and
                        principal.        current income,   of principal,     income that
                                          may also          that is exempt    exceeds the
                                          consider the      from regular      total return of
                                          potential for     federal income    the Lehman
                                          capital gain.     tax.              Brothers
                                                                              Aggregate Bond
                                                                              Index.
 ---------------------------------------------------------------------------------------------
  DURATION              Target = 6-month  Target = 2-year   Target = Lehman   Target = Lehman
                        to 1-year         U.S. Treasury     Brothers 3-year   Brothers
                        U.S. Treasury     Security          Municipal Bond    Aggregate Bond
                        Security          plus or minus .5  Index plus or     Index plus or
                                          years             minus .5 years    minus
                                                                              1 year
                        Maximum = 2 years Maximum = 3       Maximum = 4       Maximum = 6
                                          years             years             years
 ---------------------------------------------------------------------------------------------
  APPROXIMATE INTEREST  9-month note      2-year bond       3-year bond       5-year bond
   RATE
   SENSITIVITY
 ---------------------------------------------------------------------------------------------
  INVESTMENT SECTOR     At least 65% of   At least 65% of   At least 80% of   At least 65% of
                        total assets in   total assets in   net assets in     assets in fixed
                        securities issued U.S. Government   Municipal         income
                        or guaranteed by  Securities and    Securities.       securities,
                        the U.S.          repurchase                          including U.S.
                        Government, its   agreements                          Government
                        agencies,         collateralized                      Securities,
                        instrumentalities by such                             corporate,
                        or sponsored      securities.                         mortgage-backed
                        enterprises                                           and asset-backed
                        ("U.S. Government                                     securities.
                        Securities") that
                        are adjustable
                        rate mortgage
                        pass-through
                        securities and
                        other mortgage
                        securities with
                        periodic interest
                        rate resets.

                      ADJUSTABLE RATE   SHORT DURATION
                        GOVERNMENT        GOVERNMENT      SHORT DURATION       CORE FIXED
                           FUND              FUND          TAX-FREE FUND      INCOME FUND
  -----------------  ----------------  ----------------  ----------------  ------------------
  CREDIT QUALITY     U.S. Government   U.S. Government   Minimum = A       Minimum = BBB/Baa
                     Securities        Securities
                                                                           Minimum for
                                                                           foreign
                                                                           securities = AA/Aa
 --------------------------------------------------------------------------------------------
  OTHER INVESTMENTS  Fixed rate        Mortgage pass-    U.S. Government   Foreign fixed
                     mortgage pass-    through securi-   Securities and    income, municipal
                     through           ties and other    repurchase        and convertible
                     securities and    securities rep-   agreements        securities,
                     repurchase        resenting an in-  collateralized    foreign currencies
                     agreements        terest in or      by such           and repurchase
                     collateralized    collateralized    securities.       agreements
                     by U.S.           by mortgage                         collateralized by
                     Government        loans.                              U.S. Government
                     Securities.                                           Securities.
 --------------------------------------------------------------------------------------------
  BENCHMARK          6-month and 1-    2-Year U.S        Lehman Brothers   Lehman Brothers
                     year U.S.         Treasury          3-Year Municipal  Aggregate Bond
                     Treasury          Security          Bond Index        Index
                     Security
---------------------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, with respect to the Core Fixed Income Fund, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors".

   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures, and swap transactions, will subject a Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P., serves as the Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management serves as the Investment Adviser to the Short Duration Tax-Free and Core Fixed Income Funds. As of January 31, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's Shares.

 WHAT IS THE MINIMUM INVESTMENT?

   The Funds do not have any minimum purchase or account requirements with respect to Administration Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Administration Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE ADMINISTRATION SHARES?

   It is expected that all purchasers of Administration Shares of a Fund will be Service Organizations or their nominees. Customers of Service Organizations may invest in Administration Shares only through their Service Organizations. Administration Shares of a Fund are purchased by Service Organizations through Goldman Sachs at the current net asset value without any sales load. See "Purchase of Administration Shares".

   ADMINISTRATION PLAN. The Trust, on behalf of the Funds, has adopted an Administration Plan with respect to the Administration Shares which authorizes a Fund to compensate Service Organizations for providing account administration services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Administration Plan".

 HOW DO I SELL MY ADMINISTRATION SHARES?

   You may redeem Administration Shares upon request on any Business Day, as defined under "Additional Information", at the net asset value next determined after receipt of such request in proper form. See "Redemption of Administration Shares".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                                     INVESTMENT
                                                       INCOME
                                                     DIVIDENDS
                                                  ---------------- CAPITAL GAINS
     FUND                                         DECLARED  PAID   DISTRIBUTION
     ----                                         -------- ------- -------------
  Adjustable Rate Government ....................  Daily   Monthly   Annually
  Short Duration Government .....................  Daily   Monthly   Annually
  Short Duration Tax-Free .......................  Daily   Monthly   Annually
  Core Fixed Income .............................  Daily   Monthly   Annually

   Recordholders of Administration Shares may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs or the corresponding class of any portfolio of Goldman Sachs Money Market Trust. For further information concerning dividends, see "Dividends".

                               FEES AND EXPENSES
                            (ADMINISTRATION SHARES)

                                 ADJUSTABLE    SHORT       SHORT
                                    RATE      DURATION   DURATION
                                 GOVERNMENT  GOVERNMENT    TAX-      CORE FIXED
                                    FUND        FUND     FREE FUND   INCOME FUND
                                 ----------  ----------  ---------   -----------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge Imposed
   on Purchases.................    none        none       none         none
  Maximum Sales Charge Imposed
   on Reinvested Dividends......    none        none       none         none
  Redemption Fees...............    none        none       none         none
  Exchange Fees.................    none        none       none         none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average
 daily net assets)
  Management Fees (after fee
   adjustments).................    0.40%/1/    0.40%/2/   0.40%/3/     0.40%/4/
  Administration Fees/5/........    0.25%       0.25%      0.25%        0.25%
  Other Expenses (after
   applicable limitations)......    0.05%/1/    0.05%/2/   0.05%/3/     0.05%/4/
                                    ----        ----       ----         ----
  TOTAL FUND OPERATING EXPENSES
   (AFTER FEE AND EXPENSE
   LIMITATIONS).................    0.70%/1/    0.70%/2/   0.70%/3/     0.70%/4/
                                    ====        ====       ====         ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Adjustable Rate Government......................  $ 7     $22     $39     $87
Short Duration Government.......................  $ 7     $22     $39     $87
Short Duration Tax-Free.........................  $ 7     $22     $39     $87
Core Fixed Income...............................  $ 7     $22     $39     $87

--------

/1Based/upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.13% and 0.78%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.06% and 0.71%, respectively.

/2Based/upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees", "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.50%, 0.22% and 0.97%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/3Based/upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.37% and 1.02%, respectively. Annual operating expenses incurred by Administration Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/4Based/upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, fees under administration plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Administration Shares would be 0.56% and 1.21%, respectively. Annual operating expenses which would have been incurred by Administration Shares of the Fund had Administration Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.70%, respectively.

/5Service/Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Administration Shares in connection with their customer accounts. See "Administration Plans".

  The information set forth in the foregoing table and hypothetical example relates only to Administration Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Institutional Shares and Service Shares; Adjustable Rate Government Fund also offers Institutional Shares, Service Shares and Class A Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers".

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.



                              INCOME (LOSS) FROM INVESTMENT OPERATIONS
                           ---------------------------------------------------
                                        NET REALIZED
                                            AND            NET
                                         UNREALIZED    REALIZED AND
                                        GAIN (LOSS)     UNREALIZED    TOTAL
                                             ON        GAIN (LOSS)    INCOME
                 NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                 VALUE AT     NET       OPTION AND      CURRENCY      FROM
                 BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                 OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                 ---------- ------------ ----------   ------------- ----------

                                  ADJUSTABLE RATE GOVERNMENT FUND
                             -------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........       $ 9.74    $0.5630(c)    $0.0717 (c)      $--       $0.6347(c)
1995--Administration
Shares..........         9.74     0.5366(c)     0.0737 (c)       --        0.6103(c)
1995--Class A
Shares (d)......         9.79     0.2721(c)    (0.0090)(c)       --        0.2631(c)
1994--Institutional
Shares..........        10.00     0.4341(c)    (0.2455)(c)       --        0.1886(c)
1994--Administration
Shares..........        10.00     0.4211(c)    (0.2572)(c)       --        0.1639(c)
1993--Institutional
Shares..........        10.04     0.4397       (0.0376)(a)       --        0.4021
1993--Administration
Shares(f).......        10.02     0.2146       (0.0173)(a)       --        0.1973
1992--Institutional
Shares..........        10.03     0.5599       (0.0029)(a)       --        0.5570

FOR THE PERIOD JULY 17,
1991(g) THROUGH OCTOBER
31,
1991--Institutional
Shares..........        10.00     0.1531        0.0322 (a)       --        0.1853

                                    DISTRIBUTIONS TO SHAREHOLDERS
                              -------------------------------------------
                                                          IN EXCESS
                                   FROM NET                 OF NET
                                   REALIZED                REALIZED
                                   GAIN ON                 GAIN ON
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL
                       FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS
                      INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO
                        INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS
                      ---------- ------------ ---------- ------------ ------- -------------
                                         ADJUSTABLE RATE GOVERNMENT FUND
                                 -------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........       $(0.5759)     $--       $(0.0287)     $--       $--      $(0.6046)
1995--Administration
Shares..........        (0.5528)      --        (0.0275)      --        --       (0.5803)
1995--Class A
Shares (d)......        (0.2697)      --        (0.0134)      --        --       (0.2831)
1994--Institutional
Shares..........        (0.4486)      --            --        --        --       (0.4486)
1994--Administration
Shares..........        (0.4239)      --            --        --        --       (0.4239)
1993--Institutional
Shares..........        (0.4397)      --        (0.0024)      --        --       (0.4421)
1993--Administration
Shares(f).......        (0.2146)      --        (0.0027)      --        --       (0.2173)
1992--Institutional
Shares..........        (0.5470)      --            --        --        --       (0.5470)

FOR THE PERIOD JULY 17,
1991(g) THROUGH OCTOBER
31,
1991--Institutional
Shares..........        (0.1553)      --            --        --        --       (0.1553)

                                                                                                RATIOS ASSUMING
                                                                                              NO VOLUNTARY WAIVER
                                                                                                   OF FEES OR
                                                                                              EXPENSE LIMITATIONS
                                                                                        -----------------------------
                                                               RATIO OF                                     RATIO OF
                       NET                                       NET                     NET                   NET
                     INCREASE                       RATIO OF   INVESTMENT               ASSETS              INVESTMENT
                    (DECREASE) NET ASSET               NET       INCOME                 AT END    RATIO OF    INCOME
                      IN NET   VALUE AT              EXPENSES    (LOSS)   PORTFOLIO       OF      EXPENSES    (LOSS)
                      ASSET     END OF     TOTAL    TO AVERAGE TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                       VALUE     PERIOD   RETURN(b)  NET ASSETS NET ASSETS  RATE(j)    (IN 000'S) NET ASSETS NET ASSETS
                    ----------- -------   -------   ----------  ---------- --------   ----------- ---------- ----------
                                                       ADJUSTABLE RATE GOVERNMENT FUND
                                                -------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........          $0.0301    $ 9.77     6.75%       0.46%      5.77%     24.12%    $ 657,358     0.53%      5.70%
1995--Administration
Shares..........           0.0300      9.77     6.48        0.71       5.50      24.12         3,572     0.78       5.43
1995--Class A
Shares (d)......          (0.0200)     9.77     2.74        0.69(e)    5.87(e)   24.12        15,203     1.01(e)    5.55(e)
1994--Institutional
Shares..........          (0.2600)     9.74     1.88        0.46       4.38      37.81       942,523     0.49       4.35
1994--Administration
Shares..........          (0.2600)     9.74     1.63        0.71       4.27      37.81         6,960     0.74       4.24
1993--Institutional
Shares..........          (0.0400)    10.00     4.13        0.45       4.36     103.74     2,760,871     0.48       4.33
1993--Administration
Shares(f).......          (0.0200)    10.00     2.01(k)     0.70(e)    3.81(e)  103.74         5,326     0.73(e)    3.78(e)
1992--Institutional
Shares..........           0.0100     10.04     6.12        0.42       5.61     286.40     2,145,064     0.55       5.48

FOR THE PERIOD JULY 17,
1991(g) THROUGH OCTOBER
31,
1991--Institutional
Shares..........           0.0300     10.03     2.14(k)     0.20(e)    7.31(e)  145.67(e)    239,642     1.02(e)    6.49(e)

                                       7



                           INCOME (LOSS) FROM INVESTMENT OPERATIONS
                      ---------------------------------------------------
                                        NET REALIZED
                                           AND          NET REALIZED
                                         UNREALIZED         AND
                                        GAIN (LOSS)       UNREALIZED
                                             ON           GAIN (LOSS)     TOTAL
                   NET ASSET               INVESTMENT,     ON FOREIGN     INCOME
                   VALUE AT    NET          OPTION AND     CURRENCY    (LOSS) FROM
                   BEGINNING  INVESTMENT     FUTURES        RELATED     INVESTMENT
                    OF PERIOD   INCOME     TRANSACTIONS    TRANSACTIONS  OEPRATIONS
                  ------------ --------- -------------    ------------  ------------
                                   SHORT DURATION GOVERNMENT FUND
                              ------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--
Institutional
Shares..........       $ 9.64    $0.6652(c)    $ 0.1666 (c)     $--       $0.8318(c)
1995--Administration
Shares..........         9.64     0.2384(c)     (0.0433)(c)      --        0.1951(c)
1994--
Institutional
Shares..........        10.14     0.5628(c)     (0.4592)(c)      --        0.1036(c)
1994--Administration
Shares..........        10.14     0.5329(c)     (0.4539)(c)      --        0.0790(c)
1993--
Institutional
Shares..........        10.16     0.5627        (0.0135)(a)      --        0.5492
1993--Administration
Shares(f).......        10.23     0.2725        (0.0900)(a)      --        0.1825
1992--
Institutional
Shares..........        10.22     0.6703        (0.0600)(a)      --        0.6103
1991--
Institutional
Shares..........        10.00     0.8020         0.2200 (a)      --        1.0220
1990--
Institutional
Shares..........        10.07     0.8300        (0.0700)(a)      --        0.7600
1989--
Institutional
Shares..........        10.10     0.8800            --           --        0.8800

FOR THE PERIOD AUGUST
15, 1988(g) THROUGH
OCTOBER 31,
1988--
Institutional
Shares..........        10.00     0.1800       0.1000(a)         --        0.2800

                                  DISTRIBUTIONS TO SHAREHOLDERS
                          ---------------------------------------------
                                                      IN EXCESS
                               FROM NET                 OF NET
                               REALIZED                REALIZED
                               GAIN ON                 GAIN ON
                             INVESTMENT,  IN EXCESS  INVESTMENT,    FROM        TOTAL
                   FROM NET   OPTION AND    OF NET    OPTION AND    PAID    DISTRIBUTIONS
                  INVESTMENT   FUTURES    INVESTMENT   FUTURES       IN          TO
                    INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL   SHAREHOLDERS
                  ---------- ------------ ---------- ------------ --------- -------------
                                   SHORT DURATION GOVERNMENT FUND
                              ------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--
Institutional
Shares..........       $(0.6518)   $    --     $    --       $--      $    --     $(0.6518)
1995--Administration
Shares..........        (0.2051)        --          --        --           --      (0.2051)
1994--
Institutional
Shares..........        (0.5598)    (0.0438)        --        --           --      (0.6036)
1994--Administration
Shares..........        (0.5352)    (0.0438)        --        --           --      (0.5790)
1993--
Institutional
Shares..........        (0.5627)        --      (0.0065)      --           --      (0.5692)
1993--Administration
Shares(f).......        (0.2725)        --          --        --           --      (0.2725)
1992--
Institutional
Shares..........        (0.6703)        --          --        --           --      (0.6703)
1991--
Institutional
Shares..........        (0.8020)        --          --        --           --      (0.8020)
1990--
Institutional
Shares..........        (0.8300)        --          --        --           --      (0.8300)
1989--
Institutional
Shares..........        (0.8800)        --          --        --       (0.0300)    (0.9100)

FOR THE PERIOD AUGUST
15, 1988(g) THROUGH
OCTOBER 31,
1988--
Institutional
Shares..........        (0.1800)        --          --        --           --      (0.1800)

                                                                                                     RATIOS ASSUMING
                                                                                                    NO VOLUNTARY WAIVER
                                                                                                        OF FEES OR
                                                                                                     EXPENSE LIMITATIONS
                                                                                                 -------------------------


                                                                      RATIO OF                                     RATIO OF
                          NET                                           NET                    NET                   NET
                        INCREASE                           RATIO OF  INVESTMENT               ASSETS              INVESTMENT
                       (DECREASE)     NET ASSET              NET       INCOME                 AT END    RATIO OF    INCOME
                         IN NET       VALUE AT             EXPENSES    (LOSS)   PORTFOLIO       OF      EXPENSES    (LOSS)
                         ASSET         END OF     TOTAL   TO AVERAGE TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                         VALUE         PERIOD   RETURN(b) NET ASSETS NET ASSETS  RATE(j)    (IN 000'S) NET ASSETS NET ASSETS
                       ----------  ----------- --------- ---------- ---------- ----------- ---------- ---------- ----------
                                                              SHORT DURATION GOVERNMENT FUND
                                                         ------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--
Institutional
Shares..........          $ 0.1800   $ 9.82        8.97%     0.45%      6.87%    292.56%     $103,760     0.72%      6.60%
1995--Administration
Shares..........           (0.0100)    9.63(h)     2.10      0.70(e)    7.91(e)  292.56           --      0.90(e)    7.71(e)
1994--
Institutional
Shares..........           (0.5000)    9.64        0.99      0.45       5.69     289.79       193,095     0.59       5.55
1994--Administration
Shares..........           (0.5000)    9.64        0.73      0.70       5.38     289.79           730     0.84       5.24
1993--
Institutional
Shares..........           (0.0200)   10.14        5.55      0.45       5.46     411.66       359,708     0.64       5.31
1993--Administration
Shares(f).......           (0.0900)   10.14        1.74      0.70(e)    4.84(e)  411.66        16,490     0.80(e)    4.74(e)
1992--
Institutional
Shares..........           (0.0600)   10.16        6.24      0.45       6.60     216.07       277,927     0.69       6.36
1991--
Institutional
Shares..........            0.2200    10.22       10.93      0.45       8.25     155.44       158,848     0.79       7.91
1990--
Institutional
Shares..........           (0.0700)   10.00        8.23      0.45       8.62     173.21        68,995     0.95       8.12
1989--
Institutional
Shares..........           (0.0300)   10.07        9.08      0.46       8.71     137.37        31,015     1.39       7.78

FOR THE PERIOD AUGUST
15, 1988(g) THROUGH
OCTOBER 31,
1988--
Institutional
Shares..........            0.1000    10.10        3.30      0.55(e)    8.55(e)  167.00(e)     39,052     1.42(e)    7.68(e)




                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS
                                ---------------------------------------------------
                                             NET REALIZED
                                                 AND        NET REALIZED
                                              UNREALIZED        AND
                                             GAIN (LOSS)     UNREALIZED    TOTAL
                                                  ON        GAIN (LOSS)    INCOME
                      NET ASSET              INVESTMENT,     ON FOREIGN    (LOSS)
                      VALUE AT     NET       OPTION AND      CURRENCY      FROM
                      BEGINNING INVESTMENT     FUTURES        RELATED    INVESTMENT
                      OF PERIOD   INCOME     TRANSACTIONS   TRANSACTIONS OPERATIONS
                      --------- ----------   ------------   ------------ ----------

                                   SHORT DURATION TAX-FREE FUND
                         -------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........       $ 9.79    $0.4235(c)    $0.1500 (c)      $--       $0.5735 (c)
1995--Administration
Shares..........         9.79     0.3989(c)     0.1500 (c)       --        0.5489 (c)
1995--Service
Shares..........         9.79     0.3744(c)     0.1600 (c)       --        0.5344 (c)
1994--Institutional
Shares..........        10.23     0.3787(c)    (0.3575)(c)       --        0.0212 (c)
1994--Administration
Shares..........        10.23     0.3537(c)    (0.3575)(c)       --       (0.0038)(c)
1994--Service
Shares(i).......         9.86     0.0475(c)    (0.0700)(c)       --       (0.0225)(c)
1993--Institutional
Shares..........         9.93     0.3834        0.3000 (a)       --        0.6834
1993--Administration
Shares(i).......        10.16     0.1555        0.0720 (a)       --        0.2275

FOR THE PERIOD OCTOBER
1, 1992(g) THROUGH
OCTOBER 31,
1992--Institutional
Shares..........        10.00     0.0341       (0.0700)(a)       --       (0.0359)

                                   CORE FIXED INCOME FUND
                          -------------------------------------
FOR THE YEAR ENDED
OCTOBER 31,
1995--Institutional
Shares..........         9.24     0.6423        0.7610           --        1.4033
FOR THE PERIOD JANUARY
5, 1994(g) THROUGH
OCTOBER 31,
1994--Institutional
Shares..........        10.00     0.4648       (0.7617)          --       (0.2969)


                                   FROM NET              IN EXCESS OF
                                   REALIZED              NET REALIZED                          NET
                                   GAIN ON                 GAIN ON                           INCREASE
                                 INVESTMENT,  IN EXCESS  INVESTMENT,   FROM       TOTAL     (DECREASE) NET ASSET
                       FROM NET   OPTION AND    OF NET    OPTION AND   PAID   DISTRIBUTIONS   IN NET   VALUE AT
                      INVESTMENT   FUTURES    INVESTMENT   FUTURES      IN         TO         ASSET     END OF
                        INCOME   TRANSACTIONS   INCOME   TRANSACTIONS CAPITAL SHAREHOLDERS    VALUE     PERIOD
                      ---------- ------------ ---------- ------------ ------- ------------- ---------- ---------

                                   SHORT DURATION TAX-FREE FUND
                         -------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........       $(0.4235)   $   --        $--         $--       $--      $(0.4235)    $0.1500     $9.94
1995--Administration
Shares..........        (0.3989)       --         --          --        --       (0.3989)     0.1500      9.94
1995--Service
Shares..........        (0.3744)       --         --          --        --       (0.3744)     0.1600      9.95
1994--Institutional
Shares..........        (0.3787)   (0.0825)       --          --        --       (0.4612)    (0.4400)     9.79
1994--Administration
Shares..........        (0.3537)   (0.0825)       --          --        --       (0.4362)    (0.4400)     9.79
1994--Service
Shares(i).......        (0.0475)       --         --          --        --       (0.0475)    (0.0700)     9.79
1993--Institutional
Shares..........        (0.3834)       --         --          --        --       (0.3834)     0.3000     10.23
1993--Administration
Shares(i).......        (0.1555)       --         --          --        --       (0.1555)     0.0720     10.23

FOR THE PERIOD OCTOBER
1, 1992(g) THROUGH
OCTOBER 31,
1992--Institutional
Shares..........        (0.0341)       --         --          --        --       (0.0341)    (0.0700)     9.93

                                   CORE FIXED INCOME FUND
                           -------------------------------------
FOR THE YEAR ENDED
OCTOBER 31,
1995--Institutional
Shares..........        (0.6433)       --         --          --        --       (0.6433)     0.7600     10.00

FOR THE PERIOD JANUARY
5, 1994(g) THROUGH
OCTOBER 31,
1994--Institutional
Shares..........        (0.4648)       --         --          --        --       (0.4648)    (0.7617)     9.24

                                                                              RATIOS ASSUMING
                                                                            NO VOLUNTARY WAIVER
                                                                                 OF FEES OR
                                                                            EXPENSE LIMITATIONS
                                                                     ------------------------------

                                             RATIO OF                                   RATIO OF
                                               NET                   NET                   NET
                                            INVESTMENT               ASSETS             INVESTMENT
                                   RATIO OF   INCOME                 AT END   RATIO OF    INCOME
                                   EXPENSES   (LOSS)  PORTFOLIO        OF      EXPENSES   (LOSS)
                       TOTAL     TO AVERAGE TO AVERAGE TURNOVER      PERIOD   TO AVERAGE TO AVERAGE
                      RETURN(b)  NET ASSETS NET ASSETS   RATE      (IN 000'S) NET ASSETS NET ASSETS
                    ------------ ---------- ---------- ----------- ---------- ---------- ----------

                                   SHORT DURATION TAX-FREE FUND
                         -------------------------------------------------
FOR THE YEARS ENDED
OCTOBER 31,
1995--Institutional
Shares..........          5.98%        0.45%      4.31%    259.52%     $58,389      0.77%      3.99%
1995--Administration
Shares..........          5.76         0.70       4.14     259.52           46      1.02       3.82
1995--Service
Shares..........          5.59         0.95       3.87     259.52          454      1.27       3.55
1994--Institutional
Shares..........          0.17         0.45       3.74     354.00       83,704      0.61       3.58
1994--Administration
Shares..........         (0.11)        0.70       3.51     354.00        3,866      0.86       3.35
1994--Service
Shares(i).......         (0.32)(k)     0.95(e)    4.30(e)  354.00           44      1.11(e)    4.14(e)
1993--Institutional
Shares..........          7.03         0.41       3.70     404.60      115,803      1.06       3.05
1993--Administration
Shares(i).......          2.28 (k)     0.70(e)    3.32(e)  404.60          911      1.07(e)    2.95(e)

FOR THE PERIOD OCTOBER
1, 1992(g) THROUGH
OCTOBER 31,
1992--Institutional
Shares..........        (0.34)(k)      0.05(e)    4.58(e)   31.19(k)    14,601      2.68(e)    1.95(e)

                              CORE FIXED INCOME FUND
                       -------------------------------------

FOR THE YEAR ENDED
OCTOBER 31,
1995--Institutional
Shares..........         15.72         0.45       6.56     383.26(j)    55,502      0.96       6.05

FOR THE PERIOD JANUARY
5, 1994(g) THROUGH
OCTOBER 31,
1994--Institutional
Shares..........         (3.00)        0.45(e)    6.48(e)  288.25(j)    24,508      1.46(e)    5.47(e)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period. For Class A shares only, total return would be reduced if a sales charge were taken into account.

(c) Calculated based on the average shares outstanding methodology.

(d) Class A shares commenced operations on May 15, 1995.

(e) Annualized.

(f) Administration share activity commenced on April 15, 1993.

(g) Commencement of operations.

(h) Short Duration Government Administration shares were redeemed in full on February 23, 1995. Amount shown represents net asset value on February 23, 1995.

(i) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(j) Includes the effect of mortgage dollar roll transactions.

(k) Not annualized.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a 6-month to 1-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 2 years. The approximate interest rate sensitivity of the Fund is comparable to a 9-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other U.S. Government Securities. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital gain.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the 2-year U.S. Treasury security, plus or minus .5 years (currently 1.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 3 years. The approximate interest rate sensitivity of the Fund is comparable to a 2-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 3-year Municipal Bond Index, plus or minus .5 years (currently 2.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 4 years. The approximate interest rate sensitivity of the Fund is comparable to a 3-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least A by S&P or Moody's. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus 1 year (currently, 4.7 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 6 years. The approximate interest rate sensitivity of the Fund is comparable to a 5-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed income markets.

  The Index currently includes U.S. Government Securities and fixed rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa or in their equivalent ratings category by S&P or Moody's. The securities currently included in the index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. Government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of asset-backed securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed income securities purchased by the Fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. The non-U.S. dollar-denominated fixed income securities in which the Fund may invest will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions to seek to hedge its exposure to foreign currencies. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques".


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

CORPORATE DEBT OBLIGATIONS

  The Core Fixed Income Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

CONVERTIBLE SECURITIES

  The Core Fixed Income Fund may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income Fund invests will be subject to the same rating criteria as its other investments in fixed income securities.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent the Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government and Core Fixed Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities".

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Core Fixed Income Fund may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement".

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES

  The Core Fixed Income Fund may invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free Fund and, to a limited extent, the Core Fixed Income Fund, invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Core Fixed Income Fund may invest in fixed income securities of foreign issuers denominated in any currency but will limit its investments in non-U.S. dollar-denominated fixed income securities to 25% of its total assets. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income Fund may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Fund may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency "baskets".

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income Fund will usually involve currencies of foreign countries, the value of the Fund's assets as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. The Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. If the Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, the Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Fund offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

STRUCTURED SECURITIES

  The Core Fixed Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay slower. As with fixed rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES

  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government and Core Fixed Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income Fund may, to the extent it invests in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that the Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return or to hedge against changes in interest rates or securities prices or, in the case of the Core Fixed Income Fund, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income Fund, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position which is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income Fund may enter into currency swaps for hedging purposes. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps are illiquid and thus subject to the Fund's limitation on investments in illiquid securities.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars, structured securities, inverse floating rate securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in certain derivative transactions may be limited by the requirements of the Internal Revenue Code (the "Code") for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  LLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price.

In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, each Fund may, with respect to no more than 5% of its total assets, engage in the following techniques:
(i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free Fund) and interest rate swaps, caps, floors and collars,
(iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts, (vii) with respect to the Short Duration Tax-Free Fund, tender option bonds and standby commitments and (viii) with respect to the Core Fixed Income Fund, investments in securities of issuers in countries with emerging markets and economies. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

                              PORTFOLIO TURNOVER


  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, administrator, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Short Duration Government and Adjustable Rate Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds. Goldman Sachs registered as an investment adviser in 1981. As of January 31, 1996, GSAM and GSFM, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio manager is Jonathan A. Beinner. Mr. Beinner is a Vice President of Goldman Sachs and joined the Investment Adviser in 1990 after working in the trading and arbitrage group of Franklin Savings Association.

  CORE FIXED INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. Mr. Lucy is a Vice President of Goldman Sachs and joined the Investment Adviser in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

  SHORT DURATION TAX-FREE FUND. The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSFM is entitled to a fee from the Short Duration Government and Adjustable Rate Government Funds, computed daily and payable monthly, at the annual rates of 0.50% and 0.40%, respectively, of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Short Duration Government Fund at the annual rate of 0.40% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Short Duration Tax-Free and Core Fixed Income Funds, computed daily and payable monthly, at the annual rates of 0.40% and 0.40%, respectively, of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although the Investment Advisers have no current intention to do so. For the fiscal year ended October 31, 1995, the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income Funds paid fees at the foregoing rates.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement. In addition, the Investment Advisers to the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding any applicable fees payable by the Fund classes to service organizations, advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05%, 0.05%, 0.05% and 0.05% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman

Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is entitled to receive a fee from the Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds equal to 0.04% of the average daily net assets of each Fund. Goldman Sachs is entitled to receive a fee from the Adjustable Rate Government Fund equal to each class' proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing agents) applicable to Class A shares plus 0.04% of the average daily net assets attributable to the other classes of the Adjustable Rate Government Fund.


                                   DIVIDENDS

  Each Fund will declare a daily dividend. Such dividend will accrue to shareholders of record as of 3:00 p.m. Chicago time, and will be paid monthly. Shares will be eligible for dividends which accrue on or after the date such shares are purchased and will be paid monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Fund's net investment income. From time to time a portion of such dividends may constitute a return of capital. The Funds also intend that all net realized long-term and short-term capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis. On days on which net asset value is calculated, such determination is made immediately prior to the calculation of the Fund's net asset value as of 3:00 p.m. Chicago time. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends from net investment income will be made on the last calendar day of each month in additional shares of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend. Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Short Duration Tax-Free Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of shares into one or more classes. The Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds each offer Institutional Shares, Administration Shares and Service Shares. The Adjustable Rate Government Fund offers Institutional Shares, Administration Shares, Service Shares and Class A shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of November 30, 1995, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of such Fund: Short Duration Government Fund--State Street Bank & Trust Company--

Goldman Sachs Employee Trust--One Enterprise Drive, No. Quincy, MA 02171 (30.64%) and Short Duration Tax-Free Fund--MGIC, Attn: James McGinnis, P.O. Box 297, Milwaukee, WI 53201 (27.16%).

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free Fund is not deductible to the extent attributable to the Short Duration Tax-Free Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Short Duration Tax-Free Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.


                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                              ADMINISTRATION PLAN

  The Trust, on behalf of the Funds, has adopted an Administration Plan with respect to the Administration Shares which authorizes a Fund to compensate Service Organizations for providing account administration services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Administration Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of the Fund attributable to or held in the name of the Service Organization for its customers. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers and processing orders to purchase, redeem or exchange Administration Shares for customers.

  For the fiscal year ended October 31, 1995, the Trust, on behalf of the Adjustable Rate Government, Short Duration Government and Short Duration Tax-Free Funds, paid the Service Organizations fees at the annual rate of 0.25% of each Fund's average daily net assets attributable to the Administration Shares. No Administration Shares of the Core Fixed Income Fund were outstanding during the period.

  Holders of Administration Shares of a Fund bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Administration Shares should be directed to such owners' Service Organization.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Administration Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Administration Shares will also be provided with a printed confirmation for each transaction in its account and a monthly account statement. A year-to-date statement for any account will be provided to a Service Organization upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.

                       PURCHASE OF ADMINISTRATION SHARES

  It is expected that all direct purchasers of Administration Shares of the Funds will be Service Organizations or their nominees. Customers of Service Organizations may invest in Administration Shares only through their Service Organizations. Administration Shares may be purchased by a Service Organization through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by 3:00 p.m. Chicago time (4:00 p.m. New York time), an order is received from a Service Organization by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value". Purchases of Administration Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Administration Shares".

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern or Goldman Sachs. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchase of Administration Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to the Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Trust -- Name of Fund" and should be directed to Goldman Sachs Trust -- Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Administration Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Administration Shares, and may establish other requirements such as a minimum required account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received from a Service Organization by Goldman Sachs by 3:00 p.m. Chicago time and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt by Goldman Sachs of a purchase order or
(ii) the day of receipt of a Federal Funds wire or an ACH transfer by Northern.

  PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a check or Federal Reserve draft is received by Goldman Sachs by 3:00 p.m. Chicago time, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received.

  The Funds reserve the right to redeem Administration Shares of any Service Organization whose account balance is less than $100 as a result of earlier redemptions. Such redemptions will not be implemented if the value of such shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days prior written notice to Service Organizations whose Administration Shares are being redeemed to allow them to purchase sufficient additional Administration Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject or restrict any specific purchase order (including exchanges) by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser's pattern of frequent purchases, sales or exchanges of Administration Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Funds.


                              EXCHANGE PRIVILEGE

  Administration Shares of the Funds may be exchanged by Service Organizations for (i) Administration Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs,
Attention: Goldman Sachs Trust -- Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, policies and applicable fees before making an exchange. Administration Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Administration Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Administration Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Administration Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Administration Shares or the corresponding class of any portfolio of Goldman Sachs Money Market Trust received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to the recordholders of Administration Shares and is subject to certain limitations. See "Purchase of Administration Shares".


                      REDEMPTION OF ADMINISTRATION SHARES

  The Funds will redeem their Administration Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value". If Administration Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Administration Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the cover page of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges, among accounts with different names, addresses and social security or taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. If Goldman Sachs receives a redemption request by 3:00 p.m. Chicago time, the Administration Shares to be redeemed earn dividends declared on the day the request is received.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Administration Shares. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization. In the transfer process, if a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Administration Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . .  800-621-2550

FIP-1AD-GST/10K/0396
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE GOLDMAN SACHS

FIXED INCOME

 PORTFOLIOS

--------------------------------------------------------------------------------

PROSPECTUS

ADMINISTRATION SHARES



[LOGO] GOLDMAN SACHS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996

        TABLE OF CONTENTS

                                        PAGE
                                        ----

Fund Highlights........................   1
Fees and Expenses......................   5
Financial Highlights...................   7
Investment Objectives and Policies.....  11
Description of Securities..............  15
Risk Factors...........................  22
Investment Techniques..................  23
Investment Restrictions................  27
Portfolio Turnover.....................  27
Management.............................  28
Dividends..............................  31
Net Asset Value........................  32
Performance Information................  32
Shares of the Trust....................  33
Taxation...............................  34
Additional Information.................  36
Reports to Shareholders................  37
Purchase of Institutional Shares.......  37
Exchange Privilege.....................  39
Redemption of Institutional Shares.....  40
Appendix............................... A-1
Account Application


         GOLDMAN SACHS TRUST
        INSTITUTIONAL SHARES


GS ADJUSTABLE RATE GOVERNMENT FUND

Seeks a high level of current income,
consistent with low volatility of prin-
cipal. The Fund invests primarily in ad-justable rate mortgage pass-through se-curities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. Government, its agencies, instru-mentalities or sponsored enterprises.


GS SHORT DURATION GOVERNMENT FUND

Seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for cap-ital gain. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies, instru-mentalities or sponsored enterprises.

GS SHORT DURATION TAX-FREE FUND

Seeks a high level of current income,
consistent with relatively low volatil-
ity of principal, that is exempt from
regular federal income tax. The Fund in-vests primarily in municipal securities.

GS CORE FIXED INCOME FUND

Seeks a total return consisting of capi-tal appreciation and income that exceeds the total return of the Lehman Brothers
Aggregate Bond Index. The Fund invests
primarily in fixed income securities,
including securities issued or guaran-
teed by the U.S. Government, its agen-
cies, instrumentalities or sponsored en-terprises, corporate securities, mort-gage-backed securities and asset-backed securities.

GOLDMAN SACHS GLOBAL INCOME FUND

Seeks a high total return, emphasizing
current income and, to a lesser extent,
providing opportunities for capital ap-
preciation. The Fund invests primarily
in a portfolio of high quality fixed in-come securities of U.S. and foreign is-suers and foreign currencies.



                (continued on next page)

                                  ----------

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(cover continued)

  THE CORE FIXED INCOME AND GLOBAL INCOME FUNDS INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES. THESE FUNDS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THEIR INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES".

  THE ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS' NET ASSET VALUE AND YIELD ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds and investment adviser and administrator to the Global Income Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as subadviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser". Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1996, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies", "Description of Securities" and "Investment Techniques".

-------------------------------------------------------------------------------------------------------------
                         ADJUSTABLE RATE SHORT DURATION                   CORE FIXED
                           GOVERNMENT      GOVERNMENT   SHORT DURATION      INCOME         GLOBAL INCOME
                              FUND            FUND       TAX-FREE FUND       FUND              FUND
                         --------------- -------------- --------------- --------------- -------------------
  INVESTMENT OBJECTIVES  A high level    A high level   A high level of Total return      A high total
                         of current      of current     current income, consisting of     return, emphasizing
                         income,         income, and    consistent with capital           current income and,
                         consistent      secondarily,   low volatility  appreciation      to a lesser extent,
                         with low        in seeking     of principal,   and income that   providing
                         volatility of   current        that is exempt  exceeds the       opportunities for
                         principal.      income, may    from regular    total return of   capital
                                         also consider  federal income  the Lehman        appreciation.
                                         the potential  tax.            Brothers
                                         for capital                    Aggregate Bond
                                         gain.                          Index.
 ------------------------------------------------------------------------------------------------------------
  DURATION               Target = 6-     Target = 2-    Target = Lehman Target = Lehman   Target = J.P.
                         month to 1-     year U.S.      Brothers 3-year Brothers          Morgan Global
                         year U.S.       Treasury       Municipal Bond  Aggregate Bond    Government Bond
                         Treasury        Security plus  Index plus or   Index plus or     Index (hedged) plus
                         Security        or minus .5    minus .5 years  minus 1year       or minus 2.5 years
                                         years
                         Maximum = 2     Maximum = 3    Maximum = 4     Maximum = 6
                         years           years          years           years             Maximum = 7.5 years
 ------------------------------------------------------------------------------------------------------------
  APPROXIMATE INTEREST   9-month note    2-year bond    3-year bond     5-year bond       6-year bond
   RATE SENSITIVITY
-------------------------------------------------------------------------------------------------------------

                                                               (continued)

                      ADJUSTABLE RATE   SHORT DURATION                    CORE FIXED
                        GOVERNMENT        GOVERNMENT   SHORT DURATION       INCOME          GLOBAL INCOME
                           FUND              FUND      TAX-FREE FUND         FUND               FUND
                     -----------------  -------------- -------------- ------------------   ---------------
  INVESTMENT SECTOR   At least 65% of   At least 65%   At least 80%    At least 65% of     Securities of
                      total assets in   of total       of net assets   assets in fixed     U.S. and
                      securities issued assets in U.S. in Municipal    income securities,  foreign
                      or guaranteed by  Government     Securities.     including U.S.      governments and
                      the U.S.          Securities and                 Government          corporations.
                      Government, its   repurchase                     Securities,
                      agencies,         agreements                     corporate,
                      instrumentalities collateralized                 mortgage-backed
                      or sponsored      by such                        and asset-backed
                      enterprises       securities.                    securities.
                      ("U.S. Government
                      Securities") that
                      are adjustable
                      rate mortgage
                      pass-through
                      securities and
                      other mortgage
                      securities with
                      periodic interest
                      rate resets.
 ---------------------------------------------------------------------------------------------------------
  CREDIT QUALITY      U.S. Government   U.S.           Minimum = A     Minimum = BBB/Baa   Minimum = AA/Aa
                      Securities        Government                     Minimum for         or A if
                                        Securities                     foreign             sovereign
                                                                       securities = AA/Aa  issuer
                                                                                           At least 50% =
                                                                                           AAA/Aaa
 ---------------------------------------------------------------------------------------------------------
  OTHER INVESTMENTS   Fixed rate        Mortgage pass- U.S.            Foreign fixed       Mortgage and
                      mortgage pass-    through        Government      income, municipal   asset- backed
                      through           securities and Securities and  and convertible     securities,
                      securities and    other          repurchase      securities,         foreign
                      repurchase        securities     agreements      foreign currencies  currencies and
                      agreements        representing   collateralized  and repurchase      repurchase
                      collateralized by an interest in by such         agreements          agreements
                      U.S. Government   or             securities.     collateralized by   collateralized
                      Securities.       collateralized                 U.S. Government     by U.S.
                                        by mortgage                    Securities.         Government
                                        loans.                                             Securities or
                                                                                           certain foreign
                                                                                           government
                                                                                           securities.
 ---------------------------------------------------------------------------------------------------------
  BENCHMARK           6-month and 1-    2-Year U.S.    Lehman          Lehman Brothers     JP Morgan
                      year U.S.         Treasury       Brothers 3-     Aggregate Bond      Global
                      Treasury security security       Year Municipal  Index               Government Bond
                                                       Bond Index                          Index (hedged)

--------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, to the extent applicable to the Core Fixed Income and Global Income Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors".

   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline.

 Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures, and swap transactions, will subject a Fund to greater risk than funds that do not employ such techniques.

   Non-Diversification. Global Income Fund is a "non-diversified" fund as defined under the Investment Company Act of 1940, as amended (the "Act") and is therefore subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions".

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as the Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management acts as administrator to the Global Income Fund and serves as the Investment Adviser to the Short Duration Tax-Free, Core Fixed Income and Global Income Funds. Goldman Sachs Asset Management International serves as subadviser to the Global Income Fund. As of January 31, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

   The minimum initial investment is $50,000 ($1,000,000 for the Global Income Fund) in Institutional Shares of the Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

   You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares".

 HOW DO I SELL MY INSTITUTIONAL SHARES?

   You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information", at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                               INVESTMENT INCOME
                                                   DIVIDENDS
                                               ------------------ CAPITAL GAINS
    FUND                                       DECLARED    PAID   DISTRIBUTION
    ----                                       ------------------ -------------
  Adjustable Rate Government.................. Daily     Monthly  Annually
  Short Duration Government................... Daily     Monthly  Annually
  Short Duration Tax-Free..................... Daily     Monthly  Annually
  Core Fixed Income........................... Daily     Monthly  Annually
  Global Income............................... Monthly   Monthly  Annually

   You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs or the corresponding class of any portfolio of Goldman Sachs Money Market Trust. For further information concerning dividends, see "Dividends".

                               FEES AND EXPENSES

                          (INSTITUTIONAL SHARES)


                                           SHORT      SHORT
                         ADJUSTABLE RATE  DURATION   DURATION   CORE FIXED  GLOBAL
                           GOVERNMENT    GOVERNMENT  TAX-FREE     INCOME    INCOME
                              FUND          FUND       FUND        FUND      FUND
                         --------------- ----------  --------   ----------  ------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge
   Imposed on
   Purchases............      none          none       none        none      none
  Maximum Sales Charge
   Imposed on Reinvested
   Dividends............      none          none       none        none      none
  Redemption Fees.......      none          none       none        none      none
  Exchange Fees.........      none          none       none        none      none
ANNUAL FUND OPERATING
 EXPENSES:
 (as a percentage of
 average daily net
 assets)
  Management Fees (after
   fee adjustments).....      0.40%/1/      0.40%/2/   0.40%/3/    0.40%/4/  0.59%/5/
  Distribution (Rule
   12b-1) Fees..........      none          none       none        none      none
  Other Expenses (after
   applicable
   limitations).........      0.05%/1/      0.05%/2/   0.05%/3/    0.05%/4/  0.06%/5/
                              ----          ----       ----        ----      ----
  TOTAL FUND OPERATING
   EXPENSES
   (AFTER FEE AND
   EXPENSE
   LIMITATIONS).........      0.45%/1/      0.45%/2/   0.45%/3/    0.45%/4/  0.65%/5/
                              ====          ====       ====        ====      ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

      FUND                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
      ----                                       ------ ------- ------- --------
Adjustable Rate Government......................  $ 5     $14     $25     $57
Short Duration Government.......................  $ 5     $14     $25     $57
Short Duration Tax-Free.........................  $ 5     $14     $25     $57
Core Fixed Income...............................  $ 5     $14     $25     $57
Global Income...................................  $ 7     $21     $36     $81

--------

/1Based/upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.13% and 0.53%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.06% and 0.46%, respectively.

/2Based/upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The

 Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees", "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.50%, 0.22% and 0.72%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/3/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.37% and 0.77%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/4/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.56% and 0.96%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.45%, respectively.

/5/Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15% respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding advisory, subadvisory and administration fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees", "Other Expenses" and "Total Operating Expenses" attributable to Institutional Shares would be 0.90%, 0.14% and 1.04%, respectively. Annual operating expenses incurred by Institutional Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.55%, 0.10% and 0.65%, respectively.

  The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Administration Shares and Service Shares; Adjustable Rate Government Fund also offers Administration Shares, Service Shares and Class A Shares; and Global Income Fund also offers Service Shares, Class A Shares and Class B Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management --Investment Advisers, Subadviser and Administrator".

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                  IN EXCESS
                                            UNREALIZED        AND                              FROM NET                OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS  INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET   OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES        RELATED   INVESTMENT   INVESTMENT   FUTURES    INVESTMENT   FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS OPERATIONS    INCOME      INCOME       INCOME   TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........     $ 9.74    $0.5630(c)   $0.0717 (c)      --        $0.6347(c)   $(0.5759)     $--        $(0.0287)     $--
1995--Administration
Shares..........       9.74     0.5366(c)    0.0737 (c)      --         0.6103(c)    (0.5528)      --         (0.0275)      --
1995--Class A
Shares (d)......       9.79     0.2721(c)   (0.0090)(c)      --         0.2631(c)    (0.2697)      --         (0.0134)      --
1994--Institutional
Shares..........      10.00     0.4341(c)   (0.2455)(c)      --         0.1886(c)    (0.4486)      --             --        --
1994--Administration
Shares..........      10.00     0.4211(c)   (0.2572)(c)      --         0.1639(c)    (0.4239)      --             --        --
1993--Institutional
Shares..........      10.04     0.4397      (0.0376)(a)      --         0.4021       (0.4397)      --         (0.0024)      --
1993--Administration
Shares(f).......      10.02     0.2146      (0.0173)(a)      --         0.1973       (0.2146)      --         (0.0027)      --
1992--Institutional
Shares..........      10.03     0.5599      (0.0029)(a)      --         0.5570       (0.5470)      --             --        --

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........        10.00     0.1531        0.0322 (a)      --     0.1853        (0.1553)      --             --        --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS   RATE(j)   (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........        $--     $(0.6046)      $0.0301    $ 9.77      6.75%       0.46%       5.77%       24.12%    $ 657,358
1995--Administration
Shares..........         --      (0.5803)       0.0300      9.77      6.48        0.71        5.50        24.12         3,572
1995--Class A
Shares (d)......         --      (0.2831)      (0.0200)     9.77      2.74        0.69(e)     5.87(e)     24.12        15,203
1994--Institutional
Shares..........         --      (0.4486)      (0.2600)     9.74      1.88        0.46        4.38        37.81       942,523
1994--Administration
Shares..........         --      (0.4239)      (0.2600)     9.74      1.63        0.71        4.27        37.81         6,960
1993--Institutional
Shares..........         --      (0.4421)      (0.0400)    10.00      4.13        0.45        4.36       103.74     2,760,871
1993--Administration
Shares(f).......         --      (0.2173)      (0.0200)    10.00      2.01(k)     0.70(e)     3.81(e)    103.74         5,326
1992--Institutional
Shares..........         --      (0.5470)       0.0100     10.04      6.12        0.42        5.61       286.40     2,145,064

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........         --      (0.1553)       0.0300     10.03      2.14(k)     0.20(e)     7.31(e)    145.67(e)    239,642

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........            0.53%      5.70%
1995--Administration
Shares..........            0.78       5.43
1995--Class A
Shares (d)......            1.01(e)    5.55(e)
1994--Institutional
Shares..........            0.49       4.35
1994--Administration
Shares..........            0.74       4.24
1993--Institutional
Shares..........            0.48       4.33
1993--Administration
Shares(f).......            0.73(e)    3.78(e)
1992--Institutional
Shares..........            0.55       5.48

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........            1.02(e)    6.49(e)


                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                   IN EXCESS
                                            UNREALIZED        AND                              FROM NET                  OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                 REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                  GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS   INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET    OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES         RELATED  INVESTMENT   INVESTMENT   FUTURES    INVESTMENT    FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS OPERATIONS    INCOME      INCOME      INCOME    TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                  SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.64    $0.6652(c)    $ 0.1666 (c)     $--       $0.8318(c)  $(0.6518)   $    --    $    --     $--
1995--Administration
Shares..........         9.64     0.2384(c)     (0.0433)(c)      --        0.1951(c)   (0.2051)        --         --      --
1994--Institutional
Shares..........        10.14     0.5628(c)     (0.4592)(c)      --        0.1036(c)   (0.5598)    (0.0438)       --      --
1994--Administration
Shares..........        10.14     0.5329(c)     (0.4539)(c)      --        0.0790(c)   (0.5352)    (0.0438)       --      --
1993--Institutional
Shares..........        10.16     0.5627        (0.0135)(a)      --        0.5492      (0.5627)        --     (0.0065)    --
1993--Administration
Shares(f).......        10.23     0.2725        (0.0900)(a)      --        0.1825      (0.2725)        --         --      --
1992--Institutional
Shares..........        10.22     0.6703        (0.0600)(a)      --        0.6103      (0.6703)        --         --      --
1991--Institutional
Shares..........        10.00     0.8020         0.2200 (a)      --        1.0220      (0.8020)        --         --      --
1990--Institutional
Shares..........        10.07     0.8300        (0.0700)(a)      --        0.7600      (0.8300)        --         --      --
1989--Institutional
Shares..........        10.10     0.8800            --           --        0.8800      (0.8800)        --         --      --

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--Institutional
Shares..........        10.00     0.1800       0.1000(a)         --        0.2800      (0.1800)         --        --      --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS   RATE(j)   (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                  SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $   --     $(0.6518)    $ 0.1800   $ 9.82        8.97%     0.45%      6.87%    292.56%     $103,760
1995--Administration
Shares..........           --      (0.2051)     (0.0100)    9.63(h)     2.10      0.70(e)    7.91(e)  292.56           --
1994--Institutional
Shares..........           --      (0.6036)     (0.5000)    9.64        0.99      0.45       5.69     289.79       193,095
1994--Administration
Shares..........           --      (0.5790)     (0.5000)    9.64        0.73      0.70       5.38     289.79           730
1993--Institutional
Shares..........           --      (0.5692)     (0.0200)   10.14        5.55      0.45       5.46     411.66       359,708
1993--Administration
Shares(f).......           --      (0.2725)     (0.0900)   10.14        1.74      0.70(e)    4.84(e)  411.66        16,490
1992--Institutional
Shares..........           --      (0.6703)     (0.0600)   10.16        6.24      0.45       6.60     216.07       277,927
1991--Institutional
Shares..........           --      (0.8020)      0.2200    10.22       10.93      0.45       8.25     155.44       158,848
1990--Institutional
Shares..........           --      (0.8300)     (0.0700)   10.00        8.23      0.45       8.62     173.21        68,995
1989--Institutional
Shares..........       (0.0300)    (0.9100)     (0.0300)   10.07        9.08      0.46       8.71     137.37        31,015

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--Institutional
Shares..........           --      (0.1800)      0.1000    10.10        3.30      0.55(e)    8.55(e)  167.00(e)     39,052

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                  SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........          0.72%      6.60%
1995--Administration
Shares..........          0.90(e)    7.71(e)
1994--Institutional
Shares..........          0.59       5.55
1994--Administration
Shares..........          0.84       5.24
1993--Institutional
Shares..........          0.64       5.31
1993--Administration
Shares(f).......          0.80(e)    4.74(e)
1992--Institutional
Shares..........          0.69       6.36
1991--Institutional
Shares..........          0.79       7.91
1990--Institutional
Shares..........          0.95       8.12
1989--Institutional
Shares..........          1.39       7.78

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--Institutional
Shares..........          1.42(e)    7.68(e)


                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                   IN EXCESS
                                            UNREALIZED        AND                              FROM NET                  OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                 REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                  GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS   INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET    OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES         RELATED  INVESTMENT   INVESTMENT   FUTURES    INVESTMENT    FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS OPERATIONS    INCOME      INCOME      INCOME    TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.79  $0.4235(c)  $0.1500 (c)      $--       $0.5735 (c)   $(0.4235)   $   --        $--         $--
1995--Administration
Shares..........         9.79   0.3989(c)   0.1500 (c)       --        0.5489 (c)    (0.3989)       --         --          --
1995--Service
Shares..........         9.79   0.3744(c)   0.1600 (c)       --        0.5344 (c)    (0.3744)       --         --          --
1994--Institutional
Shares..........        10.23   0.3787(c)  (0.3575)(c)       --        0.0212 (c)    (0.3787)   (0.0825)       --          --
1994--Administration
Shares..........        10.23   0.3537(c)  (0.3575)(c)       --       (0.0038)(c)    (0.3537)   (0.0825)       --          --
1994--Service
Shares(i).......         9.86   0.0475(c)  (0.0700)(c)       --       (0.0225)(c)    (0.0475)       --         --          --
1993--Institutional
Shares..........         9.93   0.3834      0.3000 (a)       --        0.6834        (0.3834)       --         --          --
1993--Administration
Shares(i).......        10.16   0.1555      0.0720 (a)       --        0.2275        (0.1555)       --         --          --

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        10.00   0.0341     (0.0700)(a)       --       (0.0359)       (0.0341)       --         --          --

                                       CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........         9.24     0.6423        0.7610           --        1.4033    (0.6433)       --         --          --

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........        10.00     0.4648       (0.7617)          --       (0.2969)   (0.4648)       --         --          --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS   RATE(j)   (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $--      $(0.4235)     $0.1500       $9.94       5.98%      0.45%       4.31%       259.52%     $58,389
1995--Administration
Shares..........        --       (0.3989)      0.1500        9.94       5.76       0.70        4.14        259.52           46
1995--Service
Shares..........        --       (0.3744)      0.1600        9.95       5.59       0.95        3.87        259.52          454
1994--Institutional
Shares..........        --       (0.4612)     (0.4400)       9.79       0.17       0.45        3.74        354.00       83,704
1994--Administration
Shares..........        --       (0.4362)     (0.4400)       9.79      (0.11)      0.70        3.51        354.00        3,866
1994--Service
Shares(i).......        --       (0.0475)     (0.0700)       9.79      (0.32)(k)   0.95(e)     4.30(e)     354.00           44
1993--Institutional
Shares..........        --       (0.3834)      0.3000       10.23       7.03       0.41        3.70        404.60      115,803
1993--Administration
Shares(i).......        --       (0.1555)      0.0720       10.23       2.28 (k)   0.70(e)     3.32(e)     404.60          911

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        --       (0.0341)     (0.0700)       9.93      (0.34)(k)   0.05(e)     4.58(e)      31.19(k)    14,601

                             CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........      --         (0.6433)      0.7600       10.00      15.72       0.45        6.56        383.26(j)    55,502

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........      --         (0.4648)     (0.7617)       9.24      (3.00)      0.45(e)     6.48(e)     288.25(j)    24,508

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........           0.77%      3.99%
1995--Administration
Shares..........           1.02       3.82
1995--Service
Shares..........           1.27       3.55
1994--Institutional
Shares..........           0.61       3.58
1994--Administration
Shares..........           0.86       3.35
1994--Service
Shares(i).......           1.11(e)    4.14(e)
1993--Institutional
Shares..........           1.06       3.05
1993--Administration
Shares(i).......           1.07(e)    2.95(e)

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........           2.68(e)    1.95(e)

                             CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........           0.96       6.05

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........           1.46(e)    5.47(e)


                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                   IN EXCESS
                                            UNREALIZED        AND                              FROM NET                  OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                 REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                  GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS   INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET    OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES         RELATED  INVESTMENT   INVESTMENT   FUTURES    INVESTMENT    FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS OPERATIONS    INCOME      INCOME      INCOME    TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                        GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........      $13.43     $0.89         $0.92         $0.15      $1.96        $(0.94)      $--         $--         $--
1995--Institutional
shares (l)......       14.09      0.22          0.34          0.06       0.62         (0.26)       --          --          --
1994--Class A
shares..........       15.07      0.84         (1.37)        (0.12)     (0.65)        (0.22)     (0.16)        --          --
1993--Class A
shares..........       14.69      0.85          1.07         (0.42)      1.50         (0.85)     (0.27)        --          --
1992--Class A
shares..........       14.60      1.14          0.45         (0.36)      1.23         (1.14)       --          --          --

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........       14.55      0.25          0.23         (0.19)      0.29         (0.24)       --          --          --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS   RATE(j)   (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                        GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........      $--          $(0.94)      $1.02      $14.45     15.08%     1.29%         6.23%       265.86%     $245,835
1995--Institutional
shares (l)......       --           (0.26)       0.36       14.45      4.42      0.65(e)       6.01(e)     265.86        31,619
1994--Class A
shares..........     (0.61)         (0.99)      (1.64)      13.43     (4.49)     1.28          5.73        343.74       396,584
1993--Class A
shares..........       --           (1.12)       0.38       15.07     10.75      1.30          5.78        313.88       675,662
1992--Class A
shares..........       --           (1.14)       0.09       14.69      8.77      1.37          7.85        270.75       588,893

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........       --           (0.24)       0.05       14.60      2.00      0.38(k)       1.72(k)      34.22       388,744

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                        GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........          1.58%       5.94%
1995--Institutional
shares (l)......          1.08(e)     5.58(e)
1994--Class A
shares..........          1.53        5.48
1993--Class A
shares..........          1.55        5.53
1992--Class A
shares..........          1.62        7.60

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........          0.44(k)     1.66(k)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period. For Class A shares only, total return would be reduced if a sales charge were taken into account.

(c) Calculated based on the average shares outstanding methodology.

(d) Class A shares commenced operations on May 15, 1995.

(e) Annualized.

(f) Administration share activity commenced on April 15, 1993.

(g) Commencement of operations.

(h) Short Duration Government Administration shares were redeemed in full on February 23, 1995. Amount shown represents net asset value on February 23, 1995.

(i) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(j) Includes the effect of mortgage dollar roll transactions.

(k) Not annualized.

(l) Institutional shares commenced operations on August 1, 1995.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a 6-month to 1-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 2 years. The approximate interest rate sensitivity of the Fund is comparable to a 9-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other U.S. Government Securities. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital gain.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the 2-year U.S. Treasury security, plus or minus .5 years (currently 1.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 3 years. The approximate interest rate sensitivity of the Fund is comparable to a 2-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 3-year Municipal Bond Index, plus or minus .5 years (currently 2.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 4 years. The approximate interest rate sensitivity of the Fund is comparable to a 3-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least A by S&P or Moody's. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus 1 year (currently, 4.7 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 6 years. The approximate interest rate sensitivity of the Fund is comparable to a 5-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed income markets.

  The Index currently includes U.S. Government Securities and fixed rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa or in their equivalent ratings category by S&P or Moody's. The securities currently included in the index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. Government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of asset-backed securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed income securities purchased by the Fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. The non-U.S. dollar-denominated fixed income securities in which the Fund may invest will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions to seek to hedge its exposure to foreign currencies. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques".

 GLOBAL INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years (currently 5.0 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to enhance returns and for the purpose of hedging its portfolio.

  The fixed income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. However, the Fund may also invest in obligations of a sovereign issuer, denominated in the issuer's own currency, rated at least A by S&P or Moody's. The Fund will invest at least 50% of its net assets in securities rated, at the time of investment, AAA by S&P or Aaa by Moody's.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions both to seek to enhance returns for a given level of risk and to seek to hedge its exposure to foreign currencies. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices desired under "Investment Techniques".

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. With respect to other countries, not more than 25% of the Fund's total assets will be invested in securities of any other foreign country.


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National

Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

CORPORATE DEBT OBLIGATIONS

  The Core Fixed Income and Global Income Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

CONVERTIBLE SECURITIES

  The Core Fixed Income Fund may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income Fund invests will be subject to the same rating criteria as its other investments in fixed income securities.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent the Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Core Fixed Income and Global Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities".

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Core Fixed Income and Global Income Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement".

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES

  The Core Fixed Income and Global Income Funds may invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free Fund and, to a limited extent, the Core Fixed Income Fund, invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Core Fixed Income and Global Income Funds may invest in fixed income securities of foreign issuers denominated in any currency. However, the Core Fixed Income Fund will limit its investments in non-U.S. dollar-denominated fixed income securities to 25% of its total assets. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income and Global Income Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets".

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income and Global Income Funds will usually involve currencies of foreign countries, and because the Global Income Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Global Income Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Global Income Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Global Income Fund enters into a forward foreign currency exchange contract to sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. A Fund will incur costs in connection with conversions between various currencies. The Global Income Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Funds offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

STRUCTURED SECURITIES

  The Core Fixed Income and Global Income Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.

                                 RISK FACTORS

  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay slower. As with fixed rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES

  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income and Global Income Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Global Income Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Global Income Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income (but only for hedging purposes) and Global Income Funds, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income and Global Income Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position which is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income and Global Income Funds may enter into currency swaps for hedging purposes and the Global Income Fund may also enter into currency swaps to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps are illiquid and thus subject to a Fund's limitation on investments in illiquid securities.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars, structured securities, inverse floating rate securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in certain derivative transactions may be limited by the requirements of the Internal Revenue Code (the "Code") for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  LLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Global Income Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, each Fund may, with respect to no more than 5% of its total assets, engage in the following techniques:
(i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free Fund) and interest rate swaps, caps, floors and collars,
(iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts, (vii) with respect to the Short Duration Tax-Free Fund, tender option bonds and standby commitments and (viii) with respect to the Core Fixed Income Fund, investments in securities of issuers in countries with emerging markets and economies. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFICATION STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.


                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, administrator, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Short Duration Government and Adjustable Rate Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds and investment adviser and administrator to the Global Income Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the subadviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 31, 1996, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, and in the case of the Global Income Fund under a Subadvisory Agreement, the subadviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio manager is Jonathan A. Beinner. Mr. Beinner is a Vice President of Goldman Sachs and joined the Investment Adviser in 1990 after working in the trading and arbitrage group of Franklin Savings Association.

  CORE FIXED INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. Mr. Lucy is a Vice President of Goldman Sachs and joined the Investment Adviser in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

  SHORT DURATION TAX-FREE FUND. The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Prior to 1992, he spent two years managing multi-currency fixed income and balanced portfolios at Invesco MIM Limited, where he was a senior member of the derivative products group. Prior to his employment at Invesco, Mr. Fitzgerald spent three years with Foreign and Colonial Management Limited in London managing fixed income and derivative funds, and, prior to that, in the treasury department of NRMA Insurance Limited in Sydney. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies. Prior to his employment at Rothschild, Mr. Wilson spent seven years at the Reserve Bank of New Zealand, his most recent position as Trading Manager of foreign reserves management. Mr. Wilson's employment at the Reserve Bank at New Zealand also included a two year assignment to the foreign investment unit at the Bank of England in London.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSFM is entitled to a fee from the Short Duration Government and Adjustable Rate Government Funds, computed daily and payable monthly, at the annual rates of 0.50% and 0.40%, respectively, of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Short Duration Government Fund at the annual rate of 0.40% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Short Duration Tax-Free, Core Fixed Income and Global Income Funds, computed daily and payable monthly, at the annual rates of 0.40%, 0.40% and 0.25%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the Global Income Fund at the annual rate of 0.12% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to a Subadvisory Agreement, GSAMI is entitled to a fee from the Global Income Fund, computed daily and payable monthly at the annual rate of 0.50% of average daily net assets; however, GSAMI is currently only imposing its subadvisory fee with respect to the Global Income Fund at the annual rate of 0.32% of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although the Investment Advisers have no current intention to do so. For the fiscal year ended October 31, 1995, the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income Funds paid fees at the foregoing rates. At various times during the fiscal year ended October 31, 1995, GSAM and GSAMI waived part of their investment advisory and subadvisory fees, respectively, for the Global Income Fund. The average rate for the period paid by the Global Income Fund to GSAM and GSAMI was 0.22% and 0.45%, respectively. Without giving effect to fee limitations, the aggregate management fees paid by the Global Income Fund are higher than the fees paid by most funds but the Investment Adviser and subadviser believe such fees are comparable to management fees paid by funds with similar investment strategies.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement. In addition, the Investment Advisers to the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free, Core Fixed Income and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding any applicable fees payable by the Fund classes to service organizations, administration, advisory and subadvisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses to the extent such expenses exceed 0.05%, 0.05%, 0.05%, 0.05% and 0.06% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with the Global Income Fund, GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and professional services to the Global Income Fund by others; provides office facilities; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Global Income Fund, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.15% of such Fund's average daily net assets. For the period ended October 31, 1995, the Global Income Fund paid GSAM a fee for administration services at the foregoing rate. GSAM has agreed to reduce its fees payable by the Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a fee from the Global Income Fund for transfer agency services. Goldman Sachs is entitled to receive a fee from the Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds equal to 0.04% of the average daily net assets of each Fund. Goldman Sachs is entitled to receive a fee from the Adjustable Rate Government Fund equal to each class' proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing agents) applicable to Class A shares plus 0.04% of the average daily net assets of the other classes of the Adjustable Rate Government Fund.


                                   DIVIDENDS

  Each Fund (other than the Global Income Fund) will declare a daily dividend. Such dividend will accrue to shareholders of record as of 3:00 p.m. Chicago time, and will be paid monthly. The Global Income Fund will declare and pay dividends monthly. Shares of Global Income Fund will be eligible for dividends which accrue on or after the date such shares are purchased and will be paid monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Fund's net investment income. From time to time a portion of such dividends may constitute a return of capital. The Funds also intend that all net realized long-term and short-term capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis (monthly in the case of the Global Income Fund). On days on which net asset value is calculated, such determination is made immediately prior to the calculation of the Fund's net asset value as of 3:00 p.m. Chicago time. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends (other than the Global Income Fund) from net investment income will be made on the last calendar day of each month in additional shares of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. In the case of Global Income Fund, reinvestment of dividends from net investment income in additional shares of the Fund will be made on the second to last Business Day of each month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Short Duration Tax-Free Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of shares into one or more classes. The Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds each offer Institutional Shares, Administration Shares and Service Shares. The Adjustable Rate Government Fund offers Institutional Shares, Administration Shares, Service Shares and Class A shares. The Global Income Fund offers Institutional Shares, Service Shares, Class A shares and Class B shares.


  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of November 30, 1995, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of such Fund: Short Duration Government Fund--State Street Bank & Trust Company--

Goldman Sachs Employee Trust--One Enterprise Drive, No. Quincy, MA 02171 (30.64%) and Short Duration Tax-Free Fund--MGIC, Attn: James McGinnis, P.O. Box 297, Milwaukee, WI 53201 (27.16%).

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free Fund is not deductible to the extent attributable to the Short Duration Tax-Free Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Short Duration Tax-Free Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Services or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income and Global Income Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of its total assets is comprised of stock or securities of foreign corporations at the end of its taxable year and the Fund so elects, shareholders will include in their gross incomes (in addition to dividends they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled to take federal income tax credits or deductions with respect to such taxes. It is not expected that the Core Fixed Income Fund will qualify to make this election. If either Fund cannot or does not so elect, it may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION


  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS

  Institutional Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each Institutional Shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual monthly statement (quarterly in the case of Global Income Fund). A year-to-date statement for any account will be provided upon request made to Goldman Sachs.

SUB-ACCOUNTING SERVICE

  Each Fund has designed special procedures to assist institutional investors (including banks) desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service unless otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month end and the income, if any, together with the total share balance and income, if any, for the master account. The Global Income Fund does not generally provide sub-accounting services.


                       PURCHASE OF INSTITUTIONAL SHARES

  Institutional Shares may be purchased through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by 3:00 p.m. Chicago time (4:00 p.m. New York time), an order is received by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value". Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares" .

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES APPLICABLE TO EACH FUND OTHER THAN GLOBAL INCOME FUND

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to The Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft payable to "Goldman Sachs Trust--Name of Fund" and should be directed to Goldman Sachs Trust--Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

  The minimum initial investment is $50,000 in Institutional Shares of a Fund alone or in combination with Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and the corresponding class of any portfolio of Goldman Sachs Money Market Trust. The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates or for other investors at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

PURCHASE PROCEDURES APPLICABLE TO THE GLOBAL INCOME FUND

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to State Street or initiating an ACH transfer. Purchases may also be made by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Trust--Goldman Sachs Global Income Fund" and should be directed to "Goldman Sachs Trust--Goldman Sachs Global Income Fund" c/o National Financial Data Services, Inc., P.O. Box 419711, Kansas City, MO 64141-6711.

  The minimum initial investment is $1,000,000 in Institutional Shares of the Global Income Fund alone or in combination with other assets under the management of GSAM and its affiliates. Institutional Shares of Global Income Fund are offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients;
(b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) qualified non-profit organizations, charitable trusts, foundations and endowments; (d) any state, county, city or any instrumentality, department, authority or agency thereof; (e) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (f) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (g) registered investment advisers who have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (i) accounts over which GSAM or its advisory affiliates have investment discretion. The minimum investment requirement may be waived at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  Institutional Shares of the Global Income Fund will be issued and dividends will begin to be paid with respect to dividends which accrue on or after the purchase of Institutional Shares. For the other Funds, the following applies:

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received by Goldman Sachs by 3:00 p.m. Chicago time and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt by Goldman Sachs of a purchase order or (ii) the day of receipt of a Federal Funds wire or an ACH transfer by Northern.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a check or Federal Reserve draft is received by Goldman Sachs by 3:00 p.m. Chicago time, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received.

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges.

  The Funds reserve the right to redeem the Institutional Shares of any Institutional Shareholder whose account balance is less than $100 ($50 in the case of Global Income Fund) as a result of earlier redemptions. Such redemptions will not be implemented if the value of an Institutional Shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to Institutional Shareholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject or restrict any specific purchase order (including exchanges) by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser's pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Funds.


                              EXCHANGE PRIVILEGE

  Institutional Shares of a Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Trust--Name of Fund, c/o GSAM Shareholders Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares".

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares or the corresponding class of any portfolio of Goldman Sachs Money Market Trust received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of such Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares".

                      REDEMPTION OF INSTITUTIONAL SHARES

  The Funds will redeem their Institutional Shares upon request of an Institutional Shareholder on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value". If Institutional Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the inside front cover page of this Prospectus. An Institutional Shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each Institutional Shareholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent. If Goldman Sachs receives a redemption request by 3:00 p.m. Chicago time, the Institutional Shares of each Fund (other than Global Income Fund) to be redeemed earn dividends declared on the day the request is received.

  The Fund will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the Institutional Shareholder's Account Information Form or, if the shareholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three
(3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the Institutional Shareholder's bank in the transfer process. If a problem with such performance arises, the Institutional Shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

                                 APPENDIX


                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by a Fund for the Federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could apply to payments relating to your account while you are awaiting receipt of a TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

THIS ACCOUNT INFORMATION FORM SHOULD BE FORWARDED PROMPTLY TO GOLDMAN, SACHS &
                                      CO.
                NO REDEMPTION CAN BE MADE PRIOR TO ITS RECEIPT

                           GOLDMAN, SACHS & CO.
                           ACCOUNT INFORMATION FORM
                                                 MASTER NO.  _________________
SEND TO: GOLDMAN, SACHS & CO.
     4900 SEARS TOWER                                       FUND USE ONLY
     CHICAGO, ILLINOIS 60606
     1-800-621-2550                              DATE: _______________________

                              INITIAL INVESTMENT:

( ) GOLDMAN SACHS MONEY MARKET TRUST
   Fill in Portfolio(s):            ( ) GS ADJUSTABLE RATE GOVERNMENT FUND

( ) OTHER FUND (Please write name of
   Fund in the space provided       ( ) GS SHORT DURATION GOVERNMENT FUND
   below):

                                    ( ) GS SHORT DURATION TAX-FREE FUND
  -------------------------------
                                    ( ) GS CORE FIXED INCOME FUND

                                    ( ) GOLDMAN SACHS GLOBAL INCOME FUND

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A. ACCOUNT RECORD                             ---------------------------------
   ---------------------------------                  TELEPHONE NUMBER
            NAME OF ACCOUNT

   ---------------------------------          U.S. CITIZEN OR
          STREET OR P.O. BOX                  RESIDENT? YES [_] NO [_]
   ---------------------------------          IF NO IS CHECKED, FILL IN
   CITY         STATE          ZIP            COUNTRY OF TAX RESIDENCE:
   ---------------------------------
               ATTENTION                      -----------------------------

-------------------------------------------------------------------------------

B. DIVIDENDS AND DISTRIBUTIONS--CHECK APPROPRIATE BOX (SEE "DIVIDENDS")
  1. DIVIDENDS (INCLUDING NET SHORT TERM       [_] CASH  [_] UNITS/SHARES
  CAPITAL GAINS)--

  2. NET LONG-TERM CAPITAL GAINS               [_] CASH  [_] UNITS/SHARES
  DISTRIBUTIONS--
  3. DIVIDENDS AND CAPITAL GAINS REINVESTED[_] UNITS/SHARES
   IN ANOTHER GOLDMAN SACHS PORTFOLIO ACCOUNT:
   (SEE PROSPECTUS REGARDING LIMITATIONS ON THIS PRIVILEGE.)

   FUND NAME_________________________ ACCOUNT NUMBER__________________________
   (IF NO BOX IS CHECKED, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WILL BE
                                 REINVESTED.)
-------------------------------------------------------------------------------

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER
  CERTIFICATION
 TAXPAYER IDENTIFICATION NUMBER: _____________________________________________
 UNDER PENALTIES OF PERJURY, I CERTIFY THAT (1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER
 TO BE ISSUED TO ME), AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE
 I AM EXEMPT FROM BACKUP WITHHOLDING OR I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. SEE THE "GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER" ON ACCOUNT INFORMATION FORM, CONTAINED IN THE APPENDIX TO THE ACCOMPANYING PROSPECTUS.

      SIGNATURE             DATE              NAME (PRINT) AND TITLE (IF ANY)
SIGN
HERE
   -------------------------------        -------------------------------------

   -------------------------------        -------------------------------------

-------------------------------------------------------------------------------

D. OPTIONAL TELEPHONE EXCHANGE (SEE "EXCHANGE PRIVILEGE")
  [_] GOLDMAN, SACHS & CO. IS HEREBY AUTHORIZED TO ACCEPT AND ACT UPON TELEPHONE INSTRUCTIONS FROM THE UNDERSIGNED OR ANY OTHER PERSON FOR THE EXCHANGE OF SHARES/UNITS OF THE FUND INTO ANY FUND DESCRIBED IN THE ACCOMPANYING PROSPECTUS. THE UNDERSIGNED UNDERSTANDS AND AGREES THAT NEITHER THE APPLICABLE FUND NOR GOLDMAN, SACHS & CO. WILL BE LIABLE FOR ANY LOSS, EXPENSE, OR COST ARISING OUT OF ANY TELEPHONE REQUEST EFFECTED HEREUNDER.

-------------------------------------------------------------------------------

E. OPTIONAL REDEMPTION PLANS--CHECK APPROPRIATE BOX (SEE "REDEMPTION OF UNITS/SHARES")
  [_] 1. I AUTHORIZE GOLDMAN, SACHS & CO. TO HONOR TELEPHONE, TELEGRAPHIC, OR OTHER INSTRUCTIONS WITHOUT SIGNATURE GUARANTEE, FROM ANY PERSON FOR THE REDEMPTION OF SHARES FOR THE ABOVE ACCOUNT PROVIDED THAT THE PROCEEDS ARE TRANSMITTED TO THE FOLLOWING BANK ACCOUNT(S) ONLY. I UNDERSTAND ANY CHANGES TO THE FOLLOWING INFORMATION MUST BE MADE IN WRITING TO GOLDMAN, SACHS & CO., MUST CONTAIN THE APPROPRIATE NUMBER OF SIGNATURES LISTED BELOW AND ALL SIGNATURES MUST BE SIGNATURE GUARANTEED. ABSENT ITS OWN GROSS NEGLIGENCE, NEITHER THE APPLICABLE FUND NOR GOLDMAN, SACHS & CO. SHALL BE LIABLE FOR SUCH REDEMPTIONS OR FOR PAYMENTS MADE TO ANY UNAUTHORIZED ACCOUNT.
                                      OR
  [_] 2. I HAVE FURNISHED GOLDMAN, SACHS & CO. WITH A SIGNATURE GUARANTEE (SEE SECTION G). I AUTHORIZE GOLDMAN, SACHS & CO. TO HONOR TELEPHONE, TELEGRAPHIC, OR OTHER INSTRUCTIONS, FROM ANY PERSON FOR THE REDEMPTION OF SHARES FOR THE ABOVE ACCOUNT PROVIDED THAT THE PROCEEDS ARE TRANSMITTED TO THE FOLLOWING BANK ACCOUNT(S) ONLY. ANY CHANGES TO THE FOLLOWING INFORMATION MUST BE MADE IN WRITING TO GOLDMAN, SACHS & CO. (BUT WITHOUT SIGNATURE GUARANTEE) AND CONTAIN THE APPROPRIATE NUMBER OF SIGNATURES LISTED BELOW. ABSENT ITS OWN GROSS NEGLIGENCE, NEITHER THE APPLICABLE FUND NOR GOLDMAN, SACHS & CO. SHALL BE LIABLE FOR SUCH REDEMPTIONS OR FOR PAYMENTS MADE TO ANY UNAUTHORIZED ACCOUNT.

PLEASE COMPLETE THE FOLLOWING BANK ACCOUNT INFORMATION AND PLACE A LINE THROUGH THE UNUSED PORTION. ADDITIONAL INSTRUCTIONS MAY BE ADDED ON SEPARATE PAGES, IF NECESSARY.

-------------------------------------------------------------------------------
BANK NAME                                 BANK ROUTING NO.

-------------------------------------------------------------------------------
STREET ADDRESS       CITY          STATE          ZIP

-------------------------------------------------------------------------------
ACCOUNT NAME         ACCOUNT NO.

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BANK NAME                                 BANK ROUTING NO.

-------------------------------------------------------------------------------
STREET ADDRESS       CITY          STATE          ZIP

-------------------------------------------------------------------------------
ACCOUNT NAME         ACCOUNT NO.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
BANK NAME                                 BANK ROUTING NO.

-------------------------------------------------------------------------------
STREET ADDRESS       CITY          STATE          ZIP

-------------------------------------------------------------------------------
ACCOUNT NAME         ACCOUNT NO.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
BANK NAME                                 BANK ROUTING NO.

-------------------------------------------------------------------------------
STREET ADDRESS       CITY          STATE          ZIP

-------------------------------------------------------------------------------
ACCOUNT NAME         ACCOUNT NO.

NUMBER OF BANK ACCOUNT DESTINATIONS COMPLETED IN SECTION E OF THIS FORM: [_]

-------------------------------------------------------------------------------
  [_] 3. SPECIAL DRAFT (TRANSFER AGENT TO SUPPLY)
  [_] 4. BY MAIL

F. SIGNATURE AUTHORIZATION
 BY THE EXECUTION OF THIS ACCOUNT INFORMATION FORM, THE UNDERSIGNED REPRESENTS AND WARRANTS THAT IT HAS FULL RIGHT, POWER AND AUTHORITY TO MAKE THE INVESTMENT APPLIED FOR PURSUANT TO THIS APPLICATION AND IS ACTING FOR ITSELF OR IN SOME FIDUCIARY CAPACITY IN MAKING SUCH INVESTMENT, AND THE INDIVIDUAL(S) SIGNING ON BEHALF OF THE UNDERSIGNED REPRESENT AND WARRANT THAT THEY ARE DULY AUTHORIZED TO SIGN THIS APPLICATION AND TO PURCHASE AND REDEEM UNITS/SHARES ON BEHALF OF THE UNDERSIGNED. THE UNDERSIGNED AFFIRMS THAT IT HAS RECEIVED A CURRENT FUND PROSPECTUS.

 THE UNDERSIGNED UNDERSTANDS THAT A LESSER DEGREE OF FLEXIBILITY CONCERNING THE PRECISE TIMING OF A REDEMPTION OF ITS INVESTMENT IN THE GS ADJUSTABLE RATE GOVERNMENT FUND, GS SHORT DURATION GOVERNMENT FUND, GS SHORT DURATION TAX-FREE FUND, GS CORE FIXED INCOME FUND OR GOLDMAN SACHS GLOBAL INCOME
 FUND, AS WELL AS ALL OTHER NON-MONEY MARKET FUNDS, INCREASES THE LIKELIHOOD THAT THE SHAREHOLDER WILL BE REQUIRED TO REDEEM SHARES UNDER UNFAVORABLE MARKET CONDITIONS. IF SHARES ARE REDEEMED AT A DISADVANTAGEOUS TIME, THE VALUE OF THE FUND'S SHARES UPON REDEMPTION MAY BE LESS THAN THE PRICE AT WHICH THE FUND'S SHARES WERE PURCHASED. SINCE NONE OF THE FUNDS LISTED IN THIS PARAGRAPH IS A MONEY MARKET FUND OR MAINTAINS A CONSTANT NET ASSET
 VALUE PER SHARE, THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS IN ANY SUCH FUND DURING ANY PARTICULAR PERIOD.
               SIGNATURE                       NAME (PRINT) AND TITLE (IF ANY)

SIGN--------------------------------          ---------------------------------
HERE
   ---------------------------------          ---------------------------------
   ---------------------------------          ---------------------------------
NUMBER OF SIGNATURES REQUIRED TO MAKE CHANGES TO THIS FORM: [_]
-------------------------------------------------------------------------------
G. SIGNATURE GUARANTEE
                                                 AFFIX GUARANTEE STAMP HERE
   ---------------------------------
        SIGNATURE GUARANTEED BY

   ---------------------------------
         AUTHORIZED SIGNATURE
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . 800-621-2550

FIP-1IS-GST/10K/0396
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE GOLDMAN SACHS

FIXED INCOME
PORTFOLIOS

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



[LOGO] Goldman
       Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996




        TABLE OF CONTENTS

                                        PAGE
                                        ----

Fund Highlights........................   1
Fees and Expenses......................   5
Financial Highlights...................   7
Investment Objectives and Policies.....  11
Description of Securities..............  15
Risk Factors...........................  22
Investment Techniques..................  23
Investment Restrictions................  27
Portfolio Turnover.....................  27
Management.............................  28
Dividends..............................  31
Net Asset Value........................  32
Performance Information................  32
Shares of the Trust....................  33
Taxation...............................  34
Additional Information.................  36
Additional Services....................  37
Reports to Shareholders................  37
Purchase of Service Shares.............  38
Exchange Privilege.....................  39
Redemption of Service Shares...........  40


          GOLDMAN SACHS TRUST
            SERVICE SHARES


GS ADJUSTABLE RATE GOVERNMENT FUND

  Seeks a high level of current income,
  consistent with low volatility of prin-
  cipal. The Fund invests primarily in ad-justable rate mortgage pass-through se-curities and other mortgage securities with periodic interest rate resets, which are issued or guaranteed by the U.S. Government, its agencies, instru-mentalities or sponsored enterprises.



GS SHORT DURATION GOVERNMENT FUND

  Seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for cap-ital gain. The Fund invests primarily in securities issued or guaranteed by the U.S. Government, its agencies, instru-mentalities or sponsored enterprises.

GS SHORT DURATION TAX-FREE FUND

  Seeks a high level of current income,
  consistent with relatively low volatil-
  ity of principal, that is exempt from
  regular federal income tax. The Fund in-vests primarily in municipal securities.

GS CORE FIXED INCOME FUND

  Seeks a total return consisting of capi-tal appreciation and income that exceeds the total return of the Lehman Brothers
  Aggregate Bond Index. The Fund invests
  primarily in fixed income securities,
  including securities issued or guaran-
  teed by the U.S. Government, its agen-
  cies, instrumentalities or sponsored en-terprises, corporate securities, mort-gage-backed securities and asset-backed securities.

GOLDMAN SACHS GLOBAL INCOME FUND

  Seeks a high total return, emphasizing
  current income and, to a lesser extent,
  providing opportunities for capital ap-
  preciation. The Fund invests primarily
  in a portfolio of high quality fixed in-come securities of U.S. and foreign is-suers and foreign currencies.

                   (continued on next page)

                                  ----------

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(cover continued)

  THE CORE FIXED INCOME AND GLOBAL INCOME FUNDS INVEST IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES THAT ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN DOLLAR-DENOMINATED FIXED INCOME SECURITIES. THESE FUNDS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THEIR INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES".

  THE ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS' NET ASSET VALUE AND YIELD ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR BY ITS AGENCIES, INSTRUMENTALITIES OR SPONSORED ENTERPRISES.

  Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds and investment adviser and administrator to the Global Income Fund. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as subadviser to the Global Income Fund. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser". Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated March 1, 1996, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, Service Shares for the benefit of their customers or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

 WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies", "Description of Securities" and "Investment Techniques".

--------------------------------------------------------------------------------
                           ADJUSTABLE
                              RATE      SHORT DURATION                  CORE FIXED
                           GOVERNMENT     GOVERNMENT   SHORT DURATION     INCOME     GLOBAL INCOME
                              FUND           FUND      TAX-FREE FUND       FUND           FUND
                         -------------- -------------- -------------- -------------- --------------
  INVESTMENT OBJECTIVES  A high level   A high level   A high level   Total return   A high total
                         of current     of current     of current     consisting of  return,
                         income,        income, and    income,        capital        emphasizing
                         consistent     secondarily,   consistent     appreciation   current income
                         with low       in seeking     with low       and income     and, to a
                         volatility of  current        volatility of  that exceeds   lesser extent,
                         principal.     income, may    principal,     the total      providing
                                        also consider  that is exempt return of the  opportunities
                                        the potential  from regular   Lehman         for capital
                                        for capital    federal income Brothers       appreciation.
                                        gain.          tax.           Aggregate Bond
                                                                      Index.
 --------------------------------------------------------------------------------------------------
  DURATION               Target = 6-    Target = 2-    Target =       Target =       Target = J.P.
                         month to       year U.S.      Lehman         Lehman         Morgan Global
                         1-year U.S.    Treasury       Brothers       Brothers       Government
                         Treasury       Security plus  3-year         Aggregate Bond Bond Index
                         Security       or minus       Municipal Bond Index plus or  (hedged) plus
                                        .5 years       Index plus or  minus 1-year   or minus
                                                       minus .5                      2.5 years
                                                       years
                         Maximum = 2    Maximum = 3    Maximum = 4    Maximum = 6    Maximum = 7.5
                         years          years          years          years          years
 --------------------------------------------------------------------------------------------------
  APPROXIMATE INTEREST   9-month note   2-year bonds   3-year bonds   5-year bonds   6-year bond
   RATE SENSITIVITY
 --------------------------------------------------------------------------------------------------

                                                               (continued)

                                        SHORT DURATION
                      ADJUSTABLE RATE     GOVERNMENT   SHORT DURATION   CORE FIXED   GLOBAL INCOME
                     GOVERNMENT  FUND        FUND      TAX-FREE FUND   INCOME FUND        FUND
                     -----------------  -------------- -------------- -------------- --------------
  INVESTMENT SECTOR   At least 65% of   At least 65%   At least 80%   At least 65%   Securities of
                      total assets in   of total       of net assets  of assets in   U.S. and
                      securities issued assets in U.S. in Municipal   fixed income   foreign
                      or guaranteed by  Government     Securities.    securities,    governments
                      the U.S.          Securities and                including U.S. and
                      Government, its   repurchase                    Government     corporations.
                      agencies,         agreements                    Securities,
                      instrumentalities collateralized                corporate,
                      or sponsored      by                            mortgage-
                      enterprises       such                          backed and
                      ("U.S. Government securities.                   asset-backed
                      Securities") that                               securities.
                      are adjustable
                      rate mortgage
                      pass- through
                      securities and
                      other mortgage
                      securities with
                      periodic interest
                      rate resets.
 --------------------------------------------------------------------------------------------------

  CREDIT QUALITY     U.S.           U.S.           Minimum = A    Minimum =          Minimum = AA/Aa
                     Government     Government                    BBB/Baa            or A if sovereign issuer
                     Securities     Securities                    Minimum for        At least 50% = AAA/Aaa
                                                                  foreign
                                                                  securities =
                                                                  AA/Aa
 ------------------------------------------------------------------------------------------------------------
  OTHER INVESTMENTS  Fixed rate     Mortgage pass- U.S.           Foreign fixed      Mortgage and asset-
                     mortgage pass- through        Government     income,            backed securities,
                     through        securities and Securities and municipal and      foreign currencies and
                     securities and other          repurchase     convertible        repurchase agreements
                     repurchase     securities     agreements     securities,        collateralized by
                     agreements     representing   collateralized foreign            U.S. Government
                     collateralized an interest in by             currencies and     Securities or certain
                     by             or             such           repurchase         foreign government
                     U.S.           collateralized securities.    agreements         securities.
                     Government     by mortgage                   collateralized
                     Securities.    loans.                        by U.S.
                                                                  Government
                                                                  Securities.
 ------------------------------------------------------------------------------------------------------------
  BENCHMARK          6-month and 1- 2-Year U.S.    Lehman         Lehman             JP Morgan Global
                     year U.S.      Treasury       Brothers       Brothers           Government Bond Index
                     Treasury       security       3-Year         Aggregate Bond     (hedged)
                     security                      Municipal Bond Index
                                                   Index
-------------------------------------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, to the extent applicable to the Core Fixed Income and Global Income Funds, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors".


   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. The investment characteristics of Mortgage-Backed Securities (including adjustable rate mortgage securities) and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investment in domestic securities. The risks of foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. In addition, the securities markets of foreign countries are generally less liquid and subject to greater price volatility.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options, futures, and swap transactions, will subject a Fund to greater risk than funds that do not employ such techniques.

   Non-Diversification. Global Income Fund is a "non-diversified" fund as defined under the Investment Company Act of 1940, as amended (the "Act") and is therefore subject only to certain federal tax diversification requirements (to which the other Funds are also subject), in addition to the policies adopted by the Investment Adviser. To the extent that the Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer of portfolio securities. See "Investment Restrictions".

 WHO MANAGES THE FUNDS?

   Goldman Sachs Funds Management, L.P. serves as the Investment Adviser to the Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management acts as administrator to the Global Income Fund and serves as the Investment Adviser to the Short Duration Tax-Free, Core Fixed Income and Global Income Funds. Goldman Sachs Asset Management International serves as subadviser to the Global Income Fund. As of January 31, 1996, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUNDS' SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

   The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

   It is expected that all purchasers of Service Shares of a Fund will be Service Organizations or their nominees. Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased by Service Organizations through Goldman Sachs at the current net asset value without any sales load. See "Purchase of Service Shares".

   ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in amount up to 0.50% (on an annualized basis) of the average daily net assets of the Services Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services".

 HOW DO I SELL MY SERVICE SHARES?

   You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information", at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

                                               INVESTMENT INCOME
    FUND                                           DIVIDENDS
    ----                                       ------------------ CAPITAL GAINS
                                               DECLARED    PAID   DISTRIBUTION
                                               ------------------ -------------
  Adjustable Rate Government.................. Daily      Monthly   Annually
  Short Duration Government .................. Daily      Monthly   Annually
  Short Duration Tax-Free..................... Daily      Monthly   Annually
  Core Fixed Income........................... Daily      Monthly   Annually
  Global Income .............................. Monthly    Monthly   Annually

   Recordholders of Service Shares may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs or the corresponding class of any portfolio of Goldman Sachs Money Market Trust. For further information concerning dividends, see "Dividends".

                    FEES AND EXPENSES (SERVICE SHARES)

                         ADJUSTABLE RATE SHORT DURATION                CORE FIXED  GLOBAL
                           GOVERNMENT      GOVERNMENT   SHORT DURATION   INCOME    INCOME
                              FUND            FUND      TAX-FREE FUND     FUND      FUND
                         --------------- -------------- -------------- ----------  ------
SHAREHOLDER TRANSACTION
 EXPENSES:
  Maximum Sales Charge
   Imposed on
   Purchases............      none            none           none         none      none
  Maximum Sales Charge
   Imposed on Reinvested
   Dividends............      none            none           none         none      none
  Redemption Fees.......      none            none           none         none      none
  Exchange Fees.........      none            none           none         none      none
ANNUAL FUND OPERATING
EXPENSES:
 (as a percentage of average
  daily net assets)
  Management Fees (after
   fee adjustments).....      0.40%/1/        0.40%/2/       0.40%/3/     0.40%/4/  0.59%/5/
  Service Fees/6/.......      0.50%           0.50%          0.50%        0.50%     0.50%
  Other Expenses (after
   applicable
   limitations).........      0.05%/1/        0.05%/2/       0.05%/3/     0.05%/4/  0.06%/5/
                              ----            ----           ----         ----      ----
  TOTAL FUND OPERATING
   EXPENSES (AFTER FEE
   AND EXPENSE
   LIMITATIONS).........      0.95%/1/        0.95%/2/       0.95%/3/     0.95%/4/  1.15%/5/
                              ====            ====           ====         ====      ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

   FUND                                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
   ----                                          ------ ------- ------- --------
Adjustable Rate Government......................  $10     $30     $53     $117
Short Duration Government.......................  $10     $30     $53     $117
Short Duration Tax-Free.........................  $10     $30     $53     $117
Core Fixed Income...............................  $10     $30     $53     $117
Global Income...................................  $12     $37     $63     $140

/1/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Adjustable Rate Government Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.13% and 1.03%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.06% and 0.96%, respectively.

/2/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed that a portion of its advisory fee (0.10% on an annual basis) would not be imposed on Short Duration Government Fund. The Investment Adviser also has voluntarily agreed to reduce or limit certain "Other Expenses" of the Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Management Fees," "Other Expenses" and "Total Operating Expenses"
 attributable to Service Shares would be 0.50%, 0.22% and 1.22%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.

/3/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Short Duration Tax-Free Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations,"Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.37% and 1.27%, respectively. Annual operating expenses incurred by Service Shares of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.

/4/Based upon estimated amounts for the current fiscal year. The Investment
  Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of Core Fixed Income Fund (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.56% and 1.46%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.

/5/Based upon estimated amounts for the current fiscal year. "Management Fees" paid by Global Income Fund include advisory, subadvisory and administration fees of 0.12%, 0.32% and 0.15% respectively. The Investment Advisers have voluntarily agreed to limit their advisory and subadvisory fees to such amounts. Without such limitations, advisory and subadvisory fees would be 0.25% and 0.50%, respectively. The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Global Income Fund (excluding advisory, subadvisory, administration fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06% of the Fund's average daily net assets. Goldman Sachs and the Investment Advisers have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion. Without such limitations, Global Income Fund's "Management Fees", "Other Expenses" and "Total Operating Expenses" attributable to Service Shares would be 0.90%, 0.14% and 1.54%, respectively. Annual operating expenses which would have been incurred by Service Shares of the Fund had Service Shares been outstanding, during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.55%, 0.10% and 1.15%, respectively.

/6/Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts. See "Additional Services". Investors should be aware that, due to the service fees, a long-term shareholder in the Fund may pay over time more than the economic equivalent of the maximum front end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

  The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Short Duration Government Fund, Short Duration Tax-Free Fund and Core Fixed Income Fund also offer Institutional Shares and Administration Shares; Adjustable Rate Government Fund also offers Institutional Shares, Administration Shares and Class A Shares; and Global Income Fund also offers Institutional Shares, Class A Shares and Class B Shares. The other classes of the Funds are subject to different fees and expenses (which affects performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of a Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management -- Investment Advisers, Subadviser and Administrator".

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                  IN EXCESS
                                            UNREALIZED        AND                              FROM NET                OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS  INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET   OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES        RELATED   INVESTMENT   INVESTMENT   FUTURES    INVESTMENT   FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS OPERATIONS    INCOME      INCOME       INCOME   TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........     $ 9.74    $0.5630(c)   $0.0717 (c)      --        $0.6347(c)   $(0.5759)     $--        $(0.0287)     $--
1995--Administration
Shares..........       9.74     0.5366(c)    0.0737 (c)      --         0.6103(c)    (0.5528)      --         (0.0275)      --
1995--Class A
Shares (d)......       9.79     0.2721(c)   (0.0090)(c)      --         0.2631(c)    (0.2697)      --         (0.0134)      --
1994--Institutional
Shares..........      10.00     0.4341(c)   (0.2455)(c)      --         0.1886(c)    (0.4486)      --             --        --
1994--Administration
Shares..........      10.00     0.4211(c)   (0.2572)(c)      --         0.1639(c)    (0.4239)      --             --        --
1993--Institutional
Shares..........      10.04     0.4397      (0.0376)(a)      --         0.4021       (0.4397)      --         (0.0024)      --
1993--Administration
Shares(f).......      10.02     0.2146      (0.0173)(a)      --         0.1973       (0.2146)      --         (0.0027)      --
1992--Institutional
Shares..........      10.03     0.5599      (0.0029)(a)      --         0.5570       (0.5470)      --             --        --

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........        10.00     0.1531        0.0322 (a)      --     0.1853        (0.1553)      --             --        --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS   RATE(j)   (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........        $--     $(0.6046)      $0.0301    $ 9.77      6.75%       0.46%       5.77%       24.12%    $ 657,358
1995--Administration
Shares..........         --      (0.5803)       0.0300      9.77      6.48        0.71        5.50        24.12         3,572
1995--Class A
Shares (d)......         --      (0.2831)      (0.0200)     9.77      2.74        0.69(e)     5.87(e)     24.12        15,203
1994--Institutional
Shares..........         --      (0.4486)      (0.2600)     9.74      1.88        0.46        4.38        37.81       942,523
1994--Administration
Shares..........         --      (0.4239)      (0.2600)     9.74      1.63        0.71        4.27        37.81         6,960
1993--Institutional
Shares..........         --      (0.4421)      (0.0400)    10.00      4.13        0.45        4.36       103.74     2,760,871
1993--Administration
Shares(f).......         --      (0.2173)      (0.0200)    10.00      2.01(k)     0.70(e)     3.81(e)    103.74         5,326
1992--Institutional
Shares..........         --      (0.5470)       0.0100     10.04      6.12        0.42        5.61       286.40     2,145,064

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........         --      (0.1553)       0.0300     10.03      2.14(k)     0.20(e)     7.31(e)    145.67(e)    239,642

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                  ADJUSTABLE RATE GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........            0.53%      5.70%
1995--Administration
Shares..........            0.78       5.43
1995--Class A
Shares (d)......            1.01(e)    5.55(e)
1994--Institutional
Shares..........            0.49       4.35
1994--Administration
Shares..........            0.74       4.24
1993--Institutional
Shares..........            0.48       4.33
1993--Administration
Shares(f).......            0.73(e)    3.78(e)
1992--Institutional
Shares..........            0.55       5.48

FOR THE PERIOD JULY 17, 1991(g) THROUGH OCTOBER 31,
1991--Institutional
Shares..........            1.02(e)    6.49(e)


                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                   IN EXCESS
                                            UNREALIZED        AND                              FROM NET                  OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                 REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                  GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS   INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET    OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES         RELATED  INVESTMENT   INVESTMENT   FUTURES    INVESTMENT    FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS OPERATIONS    INCOME      INCOME      INCOME    TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                  SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.64    $0.6652(c)    $ 0.1666 (c)     $--       $0.8318(c)  $(0.6518)   $    --    $    --     $--
1995--Administration
Shares..........         9.64     0.2384(c)     (0.0433)(c)      --        0.1951(c)   (0.2051)        --         --      --
1994--Institutional
Shares..........        10.14     0.5628(c)     (0.4592)(c)      --        0.1036(c)   (0.5598)    (0.0438)       --      --
1994--Administration
Shares..........        10.14     0.5329(c)     (0.4539)(c)      --        0.0790(c)   (0.5352)    (0.0438)       --      --
1993--Institutional
Shares..........        10.16     0.5627        (0.0135)(a)      --        0.5492      (0.5627)        --     (0.0065)    --
1993--Administration
Shares(f).......        10.23     0.2725        (0.0900)(a)      --        0.1825      (0.2725)        --         --      --
1992--Institutional
Shares..........        10.22     0.6703        (0.0600)(a)      --        0.6103      (0.6703)        --         --      --
1991--Institutional
Shares..........        10.00     0.8020         0.2200 (a)      --        1.0220      (0.8020)        --         --      --
1990--Institutional
Shares..........        10.07     0.8300        (0.0700)(a)      --        0.7600      (0.8300)        --         --      --
1989--Institutional
Shares..........        10.10     0.8800            --           --        0.8800      (0.8800)        --         --      --

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--Institutional
Shares..........        10.00     0.1800       0.1000(a)         --        0.2800      (0.1800)         --        --      --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS   RATE(j)   (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                  SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $   --     $(0.6518)    $ 0.1800   $ 9.82        8.97%     0.45%      6.87%    292.56%     $103,760
1995--Administration
Shares..........           --      (0.2051)     (0.0100)    9.63(h)     2.10      0.70(e)    7.91(e)  292.56           --
1994--Institutional
Shares..........           --      (0.6036)     (0.5000)    9.64        0.99      0.45       5.69     289.79       193,095
1994--Administration
Shares..........           --      (0.5790)     (0.5000)    9.64        0.73      0.70       5.38     289.79           730
1993--Institutional
Shares..........           --      (0.5692)     (0.0200)   10.14        5.55      0.45       5.46     411.66       359,708
1993--Administration
Shares(f).......           --      (0.2725)     (0.0900)   10.14        1.74      0.70(e)    4.84(e)  411.66        16,490
1992--Institutional
Shares..........           --      (0.6703)     (0.0600)   10.16        6.24      0.45       6.60     216.07       277,927
1991--Institutional
Shares..........           --      (0.8020)      0.2200    10.22       10.93      0.45       8.25     155.44       158,848
1990--Institutional
Shares..........           --      (0.8300)     (0.0700)   10.00        8.23      0.45       8.62     173.21        68,995
1989--Institutional
Shares..........       (0.0300)    (0.9100)     (0.0300)   10.07        9.08      0.46       8.71     137.37        31,015

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--Institutional
Shares..........           --      (0.1800)      0.1000    10.10        3.30      0.55(e)    8.55(e)  167.00(e)     39,052

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                  SHORT DURATION GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........          0.72%      6.60%
1995--Administration
Shares..........          0.90(e)    7.71(e)
1994--Institutional
Shares..........          0.59       5.55
1994--Administration
Shares..........          0.84       5.24
1993--Institutional
Shares..........          0.64       5.31
1993--Administration
Shares(f).......          0.80(e)    4.74(e)
1992--Institutional
Shares..........          0.69       6.36
1991--Institutional
Shares..........          0.79       7.91
1990--Institutional
Shares..........          0.95       8.12
1989--Institutional
Shares..........          1.39       7.78

FOR THE PERIOD AUGUST 15, 1988(g) THROUGH OCTOBER 31,
1988--Institutional
Shares..........          1.42(e)    7.68(e)


                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                   IN EXCESS
                                            UNREALIZED        AND                              FROM NET                  OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                 REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                  GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS   INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET    OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES         RELATED  INVESTMENT   INVESTMENT   FUTURES    INVESTMENT    FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS OPERATIONS    INCOME      INCOME      INCOME    TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.79  $0.4235(c)  $0.1500 (c)      $--       $0.5735 (c)   $(0.4235)   $   --        $--         $--
1995--Administration
Shares..........         9.79   0.3989(c)   0.1500 (c)       --        0.5489 (c)    (0.3989)       --         --          --
1995--Service
Shares..........         9.79   0.3744(c)   0.1600 (c)       --        0.5344 (c)    (0.3744)       --         --          --
1994--Institutional
Shares..........        10.23   0.3787(c)  (0.3575)(c)       --        0.0212 (c)    (0.3787)   (0.0825)       --          --
1994--Administration
Shares..........        10.23   0.3537(c)  (0.3575)(c)       --       (0.0038)(c)    (0.3537)   (0.0825)       --          --
1994--Service
Shares(i).......         9.86   0.0475(c)  (0.0700)(c)       --       (0.0225)(c)    (0.0475)       --         --          --
1993--Institutional
Shares..........         9.93   0.3834      0.3000 (a)       --        0.6834        (0.3834)       --         --          --
1993--Administration
Shares(i).......        10.16   0.1555      0.0720 (a)       --        0.2275        (0.1555)       --         --          --

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        10.00   0.0341     (0.0700)(a)       --       (0.0359)       (0.0341)       --         --          --

                                       CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........         9.24     0.6423        0.7610           --        1.4033    (0.6433)       --         --          --

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........        10.00     0.4648       (0.7617)          --       (0.2969)   (0.4648)       --         --          --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS   RATE(j)   (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $--      $(0.4235)     $0.1500       $9.94       5.98%      0.45%       4.31%       259.52%     $58,389
1995--Administration
Shares..........        --       (0.3989)      0.1500        9.94       5.76       0.70        4.14        259.52           46
1995--Service
Shares..........        --       (0.3744)      0.1600        9.95       5.59       0.95        3.87        259.52          454
1994--Institutional
Shares..........        --       (0.4612)     (0.4400)       9.79       0.17       0.45        3.74        354.00       83,704
1994--Administration
Shares..........        --       (0.4362)     (0.4400)       9.79      (0.11)      0.70        3.51        354.00        3,866
1994--Service
Shares(i).......        --       (0.0475)     (0.0700)       9.79      (0.32)(k)   0.95(e)     4.30(e)     354.00           44
1993--Institutional
Shares..........        --       (0.3834)      0.3000       10.23       7.03       0.41        3.70        404.60      115,803
1993--Administration
Shares(i).......        --       (0.1555)      0.0720       10.23       2.28 (k)   0.70(e)     3.32(e)     404.60          911

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        --       (0.0341)     (0.0700)       9.93      (0.34)(k)   0.05(e)     4.58(e)      31.19(k)    14,601

                             CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........      --         (0.6433)      0.7600       10.00      15.72       0.45        6.56        383.26(j)    55,502

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........      --         (0.4648)     (0.7617)       9.24      (3.00)      0.45(e)     6.48(e)     288.25(j)    24,508

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........           0.77%      3.99%
1995--Administration
Shares..........           1.02       3.82
1995--Service
Shares..........           1.27       3.55
1994--Institutional
Shares..........           0.61       3.58
1994--Administration
Shares..........           0.86       3.35
1994--Service
Shares(i).......           1.11(e)    4.14(e)
1993--Institutional
Shares..........           1.06       3.05
1993--Administration
Shares(i).......           1.07(e)    2.95(e)

FOR THE PERIOD OCTOBER 1, 1992(g) THROUGH OCTOBER 31,
1992--Institutional
Shares..........           2.68(e)    1.95(e)

                             CORE FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31,
1995--Institutional
Shares..........           0.96       6.05

FOR THE PERIOD JANUARY 5, 1994(g) THROUGH OCTOBER 31,
1994--Institutional
Shares..........           1.46(e)    5.47(e)


                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                   IN EXCESS
                                            UNREALIZED        AND                              FROM NET                  OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                 REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                  GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS   INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET    OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES         RELATED  INVESTMENT   INVESTMENT   FUTURES    INVESTMENT    FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS OPERATIONS    INCOME      INCOME      INCOME    TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                        GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........      $13.43     $0.89         $0.92         $0.15      $1.96        $(0.94)      $--         $--         $--
1995--Institutional
shares (l)......       14.09      0.22          0.34          0.06       0.62         (0.26)       --          --          --
1994--Class A
shares..........       15.07      0.84         (1.37)        (0.12)     (0.65)        (0.22)     (0.16)        --          --
1993--Class A
shares..........       14.69      0.85          1.07         (0.42)      1.50         (0.85)     (0.27)        --          --
1992--Class A
shares..........       14.60      1.14          0.45         (0.36)      1.23         (1.14)       --          --          --

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........       14.55      0.25          0.23         (0.19)      0.29         (0.24)       --          --          --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS   RATE(j)   (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                        GLOBAL INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........      $--          $(0.94)      $1.02      $14.45     15.08%     1.29%         6.23%       265.86%     $245,835
1995--Institutional
shares (l)......       --           (0.26)       0.36       14.45      4.42      0.65(e)       6.01(e)     265.86        31,619
1994--Class A
shares..........     (0.61)         (0.99)      (1.64)      13.43     (4.49)     1.28          5.73        343.74       396,584
1993--Class A
shares..........       --           (1.12)       0.38       15.07     10.75      1.30          5.78        313.88       675,662
1992--Class A
shares..........       --           (1.14)       0.09       14.69      8.77      1.37          7.85        270.75       588,893

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........       --           (0.24)       0.05       14.60      2.00      0.38(k)       1.72(k)      34.22       388,744

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                        GLOBAL INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Class A
shares..........          1.58%       5.94%
1995--Institutional
shares (l)......          1.08(e)     5.58(e)
1994--Class A
shares..........          1.53        5.48
1993--Class A
shares..........          1.55        5.53
1992--Class A
shares..........          1.62        7.60

FOR THE PERIOD AUGUST 2, 1991(g) THROUGH OCTOBER 31,
1991--Class A
shares..........          0.44(k)     1.66(k)
-----------------------------------------------------------------------------------------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period. For Class A shares only, total return would be reduced if a sales charge were taken into account.

(c) Calculated based on the average shares outstanding methodology.

(d) Class A shares commenced operations on May 15, 1995.

(e) Annualized.

(f) Administration share activity commenced on April 15, 1993.

(g) Commencement of operations.

(h) Short Duration Government Administration shares were redeemed in full on February 23, 1995. Amount shown represents net asset value on February 23, 1995.

(i) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(j) Includes the effect of mortgage dollar roll transactions.

(k) Not annualized.

(l) Institutional shares commenced operations on August 1, 1995.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that a Fund's investment objectives will be achieved.

  A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, a Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  A Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 ADJUSTABLE RATE GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with low volatility of principal.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be in a range approximately equal to that of a 6-month to 1-year U.S. Treasury security. In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 2 years. The approximate interest rate sensitivity of the Fund is comparable to a 9-month note.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. Government Securities that are adjustable rate mortgage pass-through securities and other U.S. Government Securities. The remainder of the Fund's assets (up to 35%) may be invested in other U.S. Government Securities, including mortgage pass-through securities, other securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans ("Mortgage-Backed Securities") and repurchase agreements collateralized by U.S. Government Securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION GOVERNMENT FUND


  OBJECTIVE. The Fund's investment objective is to provide a high level of current income. Secondarily, the Fund may, in seeking current income, also consider the potential for capital gain.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the 2-year U.S. Treasury security, plus or minus .5 years (currently 1.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 3 years. The approximate interest rate sensitivity of the Fund is comparable to a 2-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal market conditions, at least 65% of its total assets in U.S. Government Securities and in repurchase agreements collateralized by such securities. Substantially all of the Fund's assets will be invested in U.S. Government Securities. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Fund invests in U.S. Government Securities and repurchase agreements collateralized by such securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), mortgage and interest rate swaps and interest rate floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices described under "Investment Techniques".

 SHORT DURATION TAX-FREE FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 3-year Municipal Bond Index, plus or minus .5 years (currently 2.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 4 years. The approximate interest rate sensitivity of the Fund is comparable to a 3-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least A by S&P or Moody's. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".

 CORE FIXED INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index (the "Index").

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, plus or minus 1 year (currently, 4.7 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 6 years. The approximate interest rate sensitivity of the Fund is comparable to a 5-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal circumstances, at least 65% of its total assets in fixed income securities, including U.S. Government Securities, corporate debt securities, Mortgage-Backed Securities, and Asset-Backed Securities. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. A number of investment strategies will be used to achieve the Fund's investment objective, including market sector selection, determination of yield curve exposure, and issuer selection. In addition, the Investment Adviser will attempt to take advantage of pricing inefficiencies in the fixed income markets.

  The Index currently includes U.S. Government Securities and fixed rate, publicly issued, U.S. dollar-denominated fixed-income securities rated at least BBB or Baa or in their equivalent ratings category by S&P or Moody's. The securities currently included in the index have at least one year remaining to maturity; have an outstanding principal amount of at least $100 million; and are issued by the following types of issuers, with each category receiving a different weighting in the Index: U.S. Treasury; agencies, authorities or instrumentalities of the U.S. Government; issuers of Mortgage-Backed Securities; utilities; industrial issuers; financial institutions; foreign issuers; and issuers of asset-backed securities. The Index is a trademark of Lehman Brothers. Inclusion of a security in the Index does not imply an opinion by Lehman Brothers as to its attractiveness or appropriateness for investment. Although Lehman Brothers obtains factual information used in connection with the Index from sources which it considers reliable, Lehman Brothers claims no responsibility for the accuracy, completeness or timeliness of such information and has no liability to any person for any loss arising from results obtained from the use of the index data.

  CREDIT QUALITY. All U.S. dollar-denominated fixed income securities purchased by the Fund will be rated, at the time of investment, at least BBB by S&P or Baa by Moody's. The non-U.S. dollar-denominated fixed income securities in which the Fund may invest will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capability to pay interest and repay principal.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions to seek to hedge its exposure to foreign currencies. The Fund may invest in custodial receipts, Municipal Securities and convertible securities. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices, described under "Investment Techniques".

 GLOBAL INCOME FUND


  OBJECTIVE. The Fund's investment objective is to provide investors with a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged), plus or minus 2.5 years (currently 5.0 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 7.5 years. The approximate interest rate sensitivity of the Fund is comparable to a 6-year bond.

  INVESTMENT SECTOR. The Fund invests primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and enters into transactions in foreign currencies. Under normal market conditions, the Fund will (i) have at least 30% of its total assets, after considering the effect of currency positions, denominated in U.S. dollars and (ii) invest in securities of issuers in at least three countries. The Fund seeks to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to enhance returns and for the purpose of hedging its portfolio.

  The fixed income securities in which the Fund may invest include: (i) U.S. Government Securities and custodial receipts therefor; (ii) securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities (i.e., international organizations designated or supported by governmental entities to promote economic reconstruction or development, such as the World Bank);
(iii) corporate debt securities; (iv) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion; (v) commercial paper and (vi) Mortgage-Backed and Asset-Backed Securities.

  CREDIT QUALITY. All securities purchased by the Fund will be rated, at the time of investment, at least AA by S&P or Aa by Moody's. However, the Fund may also invest in obligations of a sovereign issuer, denominated in the issuer's own currency, rated at least A by S&P or Moody's. The Fund will invest at least 50% of its net assets in securities rated, at the time of investment, AAA by S&P or Aaa by Moody's.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund, to seek to hedge its exposure to foreign currencies and to seek to enhance returns. These techniques include, but are not limited to the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed income securities of U.S. issuers. It is expected that the Fund will use currency transactions both to seek to enhance returns for a given level of risk and to seek to hedge its exposure to foreign currencies. While the Fund will have both long and short currency positions, its net long and short foreign currency exposure will not exceed the value of the Fund's total assets. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, mortgage dollar rolls, repurchase agreements and other investment practices desired under "Investment Techniques".

  The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers located in each of Canada, Germany, Japan, and the United Kingdom as well as in the securities of U.S. issuers. Concentration of the Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries. With respect to other countries, not more than 25% of the Fund's total assets will be invested in securities of any other foreign country.


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  Each Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National

Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.

CORPORATE DEBT OBLIGATIONS

  The Core Fixed Income and Global Income Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

CONVERTIBLE SECURITIES

  The Core Fixed Income Fund may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of an issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities in which the Core Fixed Income Fund invests will be subject to the same rating criteria as its other investments in fixed income securities.

MORTGAGE-BACKED SECURITIES

  CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES. Mortgage-Backed Securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgage whenever they choose. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent the Fund from taking advantage of such higher yields.

  FIXED RATE MORTGAGE LOANS. Generally, fixed rate mortgage loans pay interest at fixed annual rates and have original terms to maturity ranging from 5 to 40 years. Fixed rate mortgage loans typically provide for monthly payments of principal and interest in substantially equal installments for the term of the mortgage note in sufficient amounts to fully amortize principal by maturity, although certain fixed rate mortgage loans provide for a large final "balloon" payment upon maturity.

  ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Adjustable Rate Government Fund will primarily, and the Short Duration Government, Core Fixed Income and Global Income Funds may, invest in ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed coupon rates. ARMs generally provide for a fixed initial mortgage interest rate for a set period. Thereafter, the interest rates are subject to periodic adjustments based on changes to a designated benchmark index.

  ARMs allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  U.S. GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. Certain Mortgage-Backed Securities are issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Such issuers include, but are not limited to, Ginnie Mae, Fannie Mae and Freddie Mac. See "U.S. Government Securities".

  PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Core Fixed Income and Global Income Funds may invest in Mortgage-Backed Securities issued or sponsored by non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such Mortgage-Backed Securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, in order to receive a high quality rating from the rating organizations (i.e., S&P or Moody's), they normally are structured with one or more types of "credit enhancement".

  MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The Funds do not intend to purchase residual interests in REMICs.

  STRIPPED MORTGAGE-BACKED SECURITIES. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may invest in stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. Although the market for SMBS is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of a Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

ASSET-BACKED SECURITIES

  The Core Fixed Income and Global Income Funds may invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Short Duration Tax-Free Fund and, to a limited extent, the Core Fixed Income Fund, invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Short Duration Tax-Free Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that a Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of a Fund's shares.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. The Core Fixed Income and Global Income Funds may invest in fixed income securities of foreign issuers denominated in any currency. However, the Core Fixed Income Fund will limit its investments in non-U.S. dollar-denominated fixed income securities to 25% of its total assets. This may offer potential benefits that are not available from investing exclusively in U.S. dollar-denominated domestic issues. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign fixed income securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, making it more difficult to conduct such transactions.

  The Core Fixed Income and Global Income Funds may invest in an issuer domiciled in one country yet issuing the security in the currency of another country. The Funds may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts in the currencies of certain of the twelve member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities denominated in other currency "baskets".

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of a Fund, political or social instability or diplomatic developments which could affect investments in those countries.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers by the Core Fixed Income and Global Income Funds will usually involve currencies of foreign countries, and because the Global Income Fund may have currency exposure independent of its securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Global Income Fund also may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to increase total return, forward foreign currency exchange contracts are considered speculative. The Global Income Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Global Income Fund enters into a forward foreign currency exchange contract to sell foreign currency to seek to increase total return, the Fund will be required to place and maintain cash or liquid, high grade debt securities in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. A Fund will incur costs in connection with conversions between various currencies. The Global Income Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Funds offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

STRUCTURED SECURITIES

  The Core Fixed Income and Global Income Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.

                                 RISK FACTORS

  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and a Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and a Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government, Asset-Backed, corporate, foreign, Mortgage-Backed and Municipal Securities have this call and/or extension risk.

  The investment characteristics of Mortgage-Backed Securities and Asset-Backed Securities differ from those of traditional fixed income securities because they generally have both call risk (also known as prepayment risk) and extension risk. Homeowners have the option to prepay their mortgage. Therefore, the duration of a security backed by home mortgages can either shorten (call risk) or lengthen (extension risk). Investors are exposed to the fluctuating principal and interest payments associated with such securities. In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment would be expected to decrease.

  ARMs also have the risk of prepayments, which will have a greater impact on the Adjustable Rate Government Fund. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As with fixed rate mortgage loans, ARMs may be subject to a greater rate of principal repayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates (than if prevailing interest rates remain constant or increase) because the availability of low fixed rate mortgages may encourage mortgagors to refinance their ARMs to "lock-in" a fixed rate mortgage. Conversely, if prevailing interest rates rise significantly, ARMs may prepay slower. As with fixed rate mortgages, ARM prepayment rates vary in both stable and changing interest rate environments. There are certain ARMs where the homeowner's payments do not fully cover interest, so the principal balance increases over time. These "negative amortizing" ARMs may be subject to greater default risk.

  DERIVATIVE MORTGAGE-BACKED SECURITIES. Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

  FOREIGN RISKS. See "Foreign Securities" for a description of the risks of investing in foreign securities and currencies.


                             INVESTMENT TECHNIQUES

  MORTGAGE DOLLAR ROLLS. The Adjustable Rate Government, Short Duration Government, Core Fixed Income and Global Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, each Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

  OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. The Core Fixed Income and Global Income Funds may, to the extent they invest in foreign securities, purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Global Income Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Global Income Fund may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return to hedge against changes in interest rates or securities prices, or in the case of the Core Fixed Income (but only for hedging purposes) and Global Income Funds, currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), foreign currencies, in the case of the Core Fixed Income and Global Income Funds, securities indices and other financial instruments and indices. A Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position which is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  CURRENCY SWAPS. The Core Fixed Income and Global Income Funds may enter into currency swaps for hedging purposes and the Global Income Fund may also enter into currency swaps to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is rated either AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps are illiquid and thus subject to a Fund's limitation on investments in illiquid securities.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars, structured securities, inverse floating rate securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in certain derivative transactions may be limited by the requirements of the Internal Revenue Code (the "Code") for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  LLIQUID AND RESTRICTED SECURITIES. A Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Global Income Fund may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. Each Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Short Duration Tax-Free Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, each Fund may, with respect to no more than 5% of its total assets, engage in the following techniques:
(i) portfolio securities lending, (ii) mortgage swaps (other than Short Duration Tax-Free Fund) and interest rate swaps, caps, floors and collars,
(iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts, (vii) with respect to the Short Duration Tax-Free Fund, tender option bonds and standby commitments and (viii) with respect to the Core Fixed Income Fund, investments in securities of issuers in countries with emerging markets and economies. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Short Duration Tax-Free Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on a Fund's investment restrictions, an investor should obtain the Additional Statement.

  NON-DIVERSIFICATION STATUS. Since the Global Income Fund is "non-diversified" under the Act, it is subject only to certain federal tax diversification requirements. Under federal tax laws, the Global Income Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer (except that this limitation does not apply to U.S. Government Securities). With respect to the remaining 50% of the Fund's total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government), and (2) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Code. Since the Global Income Fund is not diversified under the Act, it will be more susceptible to adverse developments affecting any single issuer. The Adjustable Rate Government, Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds are, in addition to these tax diversification requirements, also subject to the diversification requirements arising out of their diversified status under the Act.


                              PORTFOLIO TURNOVER

  Each Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by a Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund consistent with the Fund's investment objectives and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to a Fund. The portfolio turnover rate includes the effect of entering into mortgage dollar rolls. See "Financial Highlights" for a statement of each Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, administrator, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS, SUBADVISER AND ADMINISTRATOR

  INVESTMENT ADVISERS AND SUBADVISER. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the Short Duration Government and Adjustable Rate Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Short Duration Tax-Free and Core Fixed Income Funds and investment adviser and administrator to the Global Income Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the subadviser to the Global Income Fund. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of January 31, 1996, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with each Fund, the applicable Investment Adviser, and in the case of the Global Income Fund under a Subadvisory Agreement, the subadviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  ADJUSTABLE RATE GOVERNMENT AND SHORT DURATION GOVERNMENT FUNDS. The Funds' portfolio manager is Jonathan A. Beinner. Mr. Beinner is a Vice President of Goldman Sachs and joined the Investment Adviser in 1990 after working in the trading and arbitrage group of Franklin Savings Association.

  CORE FIXED INCOME FUND. The Fund's portfolio managers are Jonathan A. Beinner and Richard C. Lucy. See above for information about Mr. Beinner. Messrs. Beinner and Lucy each specialize in investing in a particular type of security the Fund may hold. Mr. Lucy is a Vice President of Goldman Sachs and joined the Investment Adviser in 1992 after spending nine years managing fixed income assets at Brown Brothers Harriman & Co.

  SHORT DURATION TAX-FREE FUND. The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at GSAM until he joined the fixed income team in 1993. Prior to joining GSAM in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  GLOBAL INCOME FUND. The Fund's portfolio managers are Stephen Fitzgerald and Andrew Wilson. Mr. Fitzgerald joined GSAMI in 1992 and is an Executive Director and Chief Investment Officer for international fixed income. Prior to 1992, he spent two years managing multi-currency fixed income and balanced portfolios at Invesco MIM Limited, where he was a senior member of the derivative products group. Prior to his employment at Invesco, Mr. Fitzgerald spent three years with Foreign and Colonial Management Limited in London managing fixed income and derivative funds, and, prior to that, in the treasury department of NRMA Insurance Limited in Sydney. Mr. Wilson joined GSAMI in 1995 and is Executive Director and Portfolio Manager for international fixed income. Prior to joining GSAMI, he spent three years as an Assistant Director at Rothschild Asset Management where he was responsible for managing global and international bond portfolios, with specific focus on the U.S., Canadian, Australian and Japanese economies. Prior to his employment at Rothschild, Mr. Wilson spent seven years at the Reserve Bank of New Zealand, his most recent position as Trading Manager of foreign reserves management. Mr. Wilson's employment at the Reserve Bank at New Zealand also included a two year assignment to the foreign investment unit at the Bank of England in London.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSFM is entitled to a fee from the Short Duration Government and Adjustable Rate Government Funds, computed daily and payable monthly, at the annual rates of 0.50% and 0.40%, respectively, of average daily net assets; however, GSFM is currently only imposing its advisory fee with respect to the Short Duration Government Fund at the annual rate of 0.40% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to separate Investment Advisory Agreements, GSAM is entitled to a fee from the Short Duration Tax-Free, Core Fixed Income and Global Income Funds, computed daily and payable monthly, at the annual rates of 0.40%, 0.40% and 0.25%, respectively, of average daily net assets; however, GSAM is currently only imposing its advisory fee with respect to the Global Income Fund at the annual rate of 0.12% of average daily net assets. As compensation for its services rendered and assumption of certain expenses pursuant to a Subadvisory Agreement, GSAMI is entitled to a fee from the Global Income Fund, computed daily and payable monthly at the annual rate of 0.50% of average daily net assets; however, GSAMI is currently only imposing its subadvisory fee with respect to the Global Income Fund at the annual rate of 0.32% of average daily net assets. The Investment Advisers may discontinue or modify such limitations in the future at their discretion, although the Investment Advisers have no current intention to do so. For the fiscal year ended October 31, 1995, the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free and Core Fixed Income Funds paid fees at the foregoing rates. At various times during the fiscal year ended October 31, 1995, GSAM and GSAMI waived part of their investment advisory and subadvisory fees, respectively, for the Global Income Fund. The average rate for the period paid by the Global Income Fund to GSAM and GSAMI was 0.22% and 0.45%, respectively. Without giving effect to fee limitations, the aggregate management fees paid by the Global Income Fund are higher than the fees paid by most funds but the Investment Adviser and subadviser believe such fees are comparable to management fees paid by funds with similar investment strategies.

  Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement. In addition, the Investment Advisers to the Short Duration Government, Adjustable Rate Government, Short Duration Tax-Free, Core Fixed Income and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding any applicable fees payable by the Fund classes to service organizations, administration, advisory and subadvisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses to the extent such expenses exceed 0.05%, 0.05%, 0.05%, 0.05% and 0.06% per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ADMINISTRATOR. As administrator, pursuant to an Administration Agreement with the Global Income Fund, GSAM provides personnel for supervisory, administrative, and clerical functions; oversees the performance of administrative and professional services to the Global Income Fund by others; provides office facilities; and prepares, but does not pay for, reports to shareholders, the SEC and other regulatory authorities. As compensation for the services rendered to the Global Income Fund, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.15% of such Fund's average daily net assets. For the period ended October 31, 1995, the Global Income Fund paid GSAM a fee for administration services at the foregoing rate. GSAM has agreed to reduce its fees payable by the Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a fee from the Global Income Fund for transfer agency services. Goldman Sachs is entitled to receive a fee from the Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds equal to 0.04% of the average daily net assets of each Fund. Goldman Sachs is entitled to receive a fee from the Adjustable Rate Government Fund equal to each class' proportionate share of the total transfer agency fees borne by the Fund. Such fees are equal to the fixed per account charge of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction related expenses (including those out-of-pocket expenses payable to servicing agents) applicable to Class A shares plus 0.04% of the average daily net assets of the other classes of the Adjustable Rate Government Fund.


                                   DIVIDENDS

  Each Fund (other than the Global Income Fund) will declare a daily dividend. Such dividend will accrue to shareholders of record as of 3:00 p.m. Chicago time, and will be paid monthly. The Global Income Fund will declare and pay dividends monthly. Shares of Global Income Fund will be eligible for dividends which accrue on or after the date such shares are purchased and will be paid monthly. Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Fund's net investment income. From time to time a portion of such dividends may constitute a return of capital. The Funds also intend that all net realized long-term and short-term capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses including any available capital loss carryovers from prior years will be offset against capital gains.

  A Fund's net investment income is determined on a daily basis (monthly in the case of the Global Income Fund). On days on which net asset value is calculated, such determination is made immediately prior to the calculation of the Fund's net asset value as of 3:00 p.m. Chicago time. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends (other than the Global Income Fund) from net investment income will be made on the last calendar day of each month in additional shares of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. In the case of Global Income Fund, reinvestment of dividends from net investment income in additional shares of the Fund will be made on the second to last Business Day of each month. Cash dividends will be paid on or about the last Business Day of the month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional shares of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the Account Information Form and may be changed upon written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If cash dividends are elected with respect to the Fund's monthly net investment income dividends, then cash dividends must also be elected with respect to the non-long term capital gains component, if any, of the Fund's annual dividend.

  At the time of an investor's purchase of shares of a Fund, a portion of the net asset value per share may be represented by undistributed income (in the case of the Global Income Fund) or realized or unrealized appreciation of any Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such shares may be taxable to the investor even if the net asset value of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend (except in the case of the Global Income Fund). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class.

  Each Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish yield, distribution rate and average annual total return and the Short Duration Tax-Free Fund may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Short Duration Tax-Free Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Short Duration Tax-Free Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.


                              SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of shares into one or more classes. The Short Duration Government, Short Duration Tax-Free and Core Fixed Income Funds each offer Institutional Shares, Administration Shares and Service Shares. The Adjustable Rate Government Fund offers Institutional Shares, Administration Shares, Service Shares and Class A shares. The Global Income Fund offers Institutional Shares, Service Shares, Class A shares and Class B shares.


  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  As of November 30, 1995, the shareholders listed below owned beneficially and of record 25% or more of the outstanding shares of such Fund: Short Duration Government Fund--State Street Bank & Trust Company--

Goldman Sachs Employee Trust--One Enterprise Drive, No. Quincy, MA 02171 (30.64%) and Short Duration Tax-Free Fund--MGIC, Attn: James McGinnis, P.O. Box 297, Milwaukee, WI 53201 (27.16%).

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of independent accountants. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of the Trust and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION


FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  The Short Duration Tax-Free Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Short Duration Tax-Free Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Short Duration Tax-Free Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Short Duration Tax-Free Fund is not deductible to the extent attributable to the Short Duration Tax-Free Fund's distributions that are exempt-interest dividends.

  Dividends paid by a Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Short Duration Tax-Free Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution other than a daily dividend will pay a per share price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Services or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  The Core Fixed Income and Global Income Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of its total assets is comprised of stock or securities of foreign corporations at the end of its taxable year and the Fund so elects, shareholders will include in their gross incomes (in addition to dividends they receive) their pro rata shares of qualified foreign taxes paid by the Fund and may be entitled to take federal income tax credits or deductions with respect to such taxes. It is not expected that the Core Fixed Income Fund will qualify to make this election. If either Fund cannot or does not so elect, it may deduct these taxes in computing its taxable income, if any.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION


  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES

  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange Service Shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  For the fiscal year ended October 31, 1995, the Trust, on behalf of the Short Duration Tax-Free Fund, paid the Service Organizations fees at the annual rate of 0.50% of the Fund's average daily net assets attributable to Service Shares. No Service Shares of the other Funds were outstanding during the period.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Service Organizations for their services with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organization.


                            REPORTS TO SHAREHOLDERS

  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirmation for each transaction in its account and a monthly account statement (quarterly in the case of Global Income Fund). A year-to-date statement for any account will be provided to a Service Organization upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.

                          PURCHASE OF SERVICE SHARES

  It is expected that all direct purchasers of Service Shares of the Funds will be Service Organizations or their nominees. Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares may be purchased by a Service Organization through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by 3:00 p.m. Chicago time (4:00 p.m. New York time), an order is received from a Service Organization by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value". Purchases of Service Shares of the Funds must be settled within three
(3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares".

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to Northern or State Street. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES APPLICABLE TO EACH FUND OTHER THAN GLOBAL INCOME FUND

  Purchases of Service Shares by a Service Organization may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to the Northern Trust Company ("Northern") as subcustodian for State Street Bank and Trust Company ("State Street") on the next Business Day or initiating an ACH transfer to ensure receipt by Northern on the next Business Day. Purchases may also be made by a Service Organization by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Trust--Name of Fund" and should be directed to Goldman Sachs Trust--Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606.

PURCHASE PROCEDURES APPLICABLE TO THE GLOBAL INCOME FUND

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to State Street or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that a check drawn on a foreign bank will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Trust--Goldman Sachs Global Income Fund" and should be directed to "Goldman Sachs Trust--Goldman Sachs Global Income Fund" c/o National Financial Data Services, Inc., P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  Service Shares of Global Income Fund will be issued and dividends will begin to be paid with respect to dividends which accrue on or after the purchase of Service Shares. For the other Funds, the following applies:

    PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received from a Service Organization by Goldman Sachs by 3:00 p.m. Chicago time and payment is made by wire transfer or ACH transfer, shares will be issued and dividends will begin to accrue on the purchased shares on the later of (i) the Business Day after receipt by Goldman Sachs of a purchase order or (ii) the day of receipt of a Federal Funds wire or an ACH transfer by Northern.

    PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a check or Federal Reserve draft is received by Goldman Sachs by 3:00 p.m. Chicago time, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received.

  The Funds reserve the right to redeem Service Shares of any Service Organization whose account balance is less than $100 ($50 in the case of Global Income Fund) as a result of earlier redemptions. Such redemptions will not be implemented if the value of such shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserve the right to reject or restrict any specific purchase order (including exchanges) by a particular purchaser (or group of related purchasers). This may occur for example, when a purchasers' pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Funds.

                              EXCHANGE PRIVILEGE

  Service Shares of the Funds may be exchanged by Service Organizations for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of Goldman Sachs Money Market Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Trust--Name of Fund, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any portfolio of Goldman Sachs Money Market Trust received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares".

                         REDEMPTION OF SERVICE SHARES

  The Funds will redeem their Service Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value". If Service Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the cover page of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone. If Goldman Sachs receives a redemption request by 3:00 p.m. Chicago time, the Service Shares of each Fund (other than Global Income Fund) to be redeemed earn dividends declared on the day the request is received.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . 800-621-2550

FIP-1SS-GST /2K/0396
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE GOLDMAN SACHS

FIXED INCOME
PORTFOLIOS

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



[LOGO] Goldman
       Sachs

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PROSPECTUS
March 1, 1996


        TABLE OF CONTENTS

                                        PAGE
                                        ----
Fund Highlights........................   1
Fees and Expenses......................   4
Financial Highlights...................   5
Investment Objective and Policies......   6
Description of Securities..............   7
Risk Factors...........................   9
Investment Techniques..................  10
Investment Restrictions................  12
Portfolio Turnover.....................  12
Management.............................  13
Dividends..............................  14
Net Asset Value........................  15
Performance Information................  16
Units of the Trust.....................  16
Taxation...............................  17
Additional Information.................  19
Additional Services....................  19
Unitholder Services....................  19
Purchase of Oakmark Units..............  20
Redemption of Oakmark Units............  21



             OAKMARK UNITS

 GS SHORT DURATION TAX-FREE FUND


   Seeks a high level of current income,
   consistent with relatively low volatil-
   ity of principal, that is exempt from
   regular federal income tax. The Fund in-vests primarily in municipal securities.



   This Prospectus relates to the offering
   of Service Units of the Fund ("Oakmark
   Units") through Harris Associates, L.P.
   ("Harris Associates") in its capacity as a Service Organization for the Fund.

   Goldman Sachs Asset Management (the "In-vestment Adviser"), New York, New York, a separate operating division of
   Goldman, Sachs & Co. ("Goldman Sachs"),
   serves as investment adviser to the
   Fund. Goldman Sachs serves as the Fund's distributor and transfer agent. Harris
   Associates or its designee will act as
   nominee and recordholder of the Oakmark
   Units. Investors should be aware that
   Oakmark Units of the Fund may be pur-
   chased only through Harris Associates or its designee. Harris Associates is not the distributor of the Fund.

   This Prospectus provides information
   about the Fund that a prospective in-
   vestor should understand before invest-
   ing. This Prospectus should be retained
   for future reference. A Statement of Ad-ditional Information (the "Additional
   Statement"), dated March 1, 1996, con-
   taining further information about the
   Fund which may be of interest to invest-ors, has been filed with the Securities and Exchange Commission, is incorporated herein by reference in its entirety, and may be obtained without charge by call-ing The Oakmark Funds at 1-800-OAKMARK
   (1-800-625-6275) or by writing The
   Oakmark Funds at Two North LaSalle
   Street, Chicago, Illinois 60602.

                                  ----------

UNITS OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

 WHAT IS GS SHORT DURATION TAX-FREE FUND?

   GS Short Duration Tax-Free Fund (the "Fund") is an investment fund (mutual fund) of Goldman Sachs Trust (the "Trust"), an open-end management investment company. The Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve the Fund's stated investment objective.

 WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND?

     -------------------------------------------------------------
       INVESTMENT OBJECTIVE       A high level of current income,
                                  consistent with low volatility of
                                  principal, that is exempt from
                                  regular federal income tax.
     -----------------------------------------------------------------
       DURATION                   Target = Lehman Brothers 3-year
                                  Municipal Bond Index plus or minus
                                  .5 years
                                  Maximum = 4 years
     -----------------------------------------------------------------
       APPROXIMATE INTEREST RATE  3-year bond
        SENSITIVITY
     -----------------------------------------------------------------
       INVESTMENT SECTOR          At least 80% of net assets in
                                  Municipal Securities.
     -----------------------------------------------------------------
       CREDIT QUALITY             Minimum = A
     -----------------------------------------------------------------
       OTHER INVESTMENTS          U.S. Government Securities and
                                  repurchase agreements collateralized
                                  by such securities.
     -----------------------------------------------------------------
       BENCHMARK                  Lehman Brothers 3-Year Municipal
                                  Bond Index
     -----------------------------------------------------------------

   There can be no assurance that the Fund's objective will be achieved. For a complete description of the Fund's investment objective and policies, see "Investment Objective and Policies", "Description of Securities" and "Investment Techniques".

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   The Fund's share price will fluctuate with market and economic conditions, so that an investment in the Fund may be worth more or less when redeemed than when purchased. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund's investment objective will be achieved. See "Risk Factors".

   Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

   Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

   Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and the Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and the Fund will suffer from the inability to invest in higher yielding securities.

   Tax Risk of Municipal Securities. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities.

   Other. The Fund's use of certain investment techniques, including derivatives, options, futures and swap transactions, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUND?

   Goldman Sachs Asset Management serves as the Investment Adviser to the Fund. As of January 31, 1996, the Investment Adviser, together with its affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

 WHO DISTRIBUTES THE FUND'S SHARES?

   Goldman Sachs acts as distributor of the Fund's shares.

 WHO IS HARRIS ASSOCIATES, L.P.?

   This Prospectus relates to the offering of Oakmark Units through Harris Associates in its capacity as a Service Organization for the Fund. Harris Associates or its designee will act as nominee and recordholder of the Oakmark Units. Investors should be aware that Oakmark Units of the Fund may be purchased only through Harris Associates or its designee.

 WHAT IS THE MINIMUM INVESTMENT?

   The minimum initial investment in Oakmark Units is $2,500. Minimum subsequent investments are $100.

 HOW DO I PURCHASE OAKMARK UNITS?

   You may purchase Oakmark Units of the Fund by check, by wire, by electronic transfer or by exchange through State Street Bank and Trust Company as agent for Harris Associates ("Oakmark"). There are no sales commissions or underwriting discounts.

  ADDITIONAL SERVICES. The Trust on behalf of the Fund, has adopted a Service Plan with respect to the Service Units which authorizes the Fund to compensate Service Organizations, like Harris Associates, for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Units. The Trust, on behalf of the Fund, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Services Units of the Fund attributable to or held in the name of the Service Organization for its customers. See "Additional Services".

 HOW DO I SELL OAKMARK UNITS?

   You may redeem Oakmark Units upon request on any Business Day, as defined under "Additional Information", at the net asset value next determined after receipt of such request in proper form. See "Redemption of Oakmark Units".

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?

   Dividends accrue to unitholders daily and will be paid to Harris Associates monthly for distribution to unitholders of Oakmark Units. Unitholders of Oakmark Units may receive dividends in additional Oakmark Units of the Fund or you may elect to receive cash. For further information concerning dividends, see "Dividends".

                               FEES AND EXPENSES

                              OAKMARK UNITS



SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Charge Imposed on Purchases............................. none
  Maximum Sales Charge Imposed on Reinvested Dividends.................. none
  Redemption Fees....................................................... none
  Exchange Fees......................................................... none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average daily net assets)
  Management Fees (after fee adjustments)/1/............................ 0.40%
  Service Fees/2/....................................................... 0.50%
  Other Expenses (after applicable limitations)/1/...................... 0.05%
                                                                         ----
  TOTAL FUND OPERATING EXPENSES (AFTER FEE AND EXPENSE LIMITATIONS)/1/.. 0.95%
                                                                         ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

           1 YEAR     3 YEARS      5 YEARS      10 YEARS
           ------     -------      -------      --------
           $10        $30          $53          $117

/1/Based upon estimated amounts for the current fiscal year. The Investment
   Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" (excluding advisory fees, fees under service plans, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% of the Fund's average daily net assets. The Investment Adviser has no current intention of modifying or discontinuing any of such limitations but may do so in the future at its discretion. Without such limitations, "Other Expenses" and "Total Operating Expenses" attributable to Oakmark Units would be 0.37% and 1.27%, respectively. Annual operating expenses incurred by Oakmark Units of the Fund during the fiscal year ended October 31, 1995 (expressed as a percentage of average daily net assets after fee adjustments) were "Management Fees", "Other Expenses" and "Total Operating Expenses" of 0.40%, 0.05% and 0.95%, respectively.


/2/Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Service Units in connection with their customer accounts. See "Additional Services". Investors should be aware that, due to the service fees, a long-term shareholder in the Fund may pay over time more than the economic equivalent of the maximum front end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

  The information set forth in the foregoing table and hypothetical example relates only to Oakmark Units of the Fund. Oakmark Units are Service Units sold through Harris Associates. The Fund also offers Institutional Shares and Administration Shares. The other classes of the Fund are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Fund may be obtained from Harris Associates or Goldman Sachs.

  The purpose of the foregoing table is to assist investors in understanding the various costs and expenses of the Fund that an investor will bear directly or indirectly. The information on fees and expenses included in the table and the hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management -- Investment Adviser".

                             FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a unit (of the Class specified) of the Fund outstanding during the period(s) indicated has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Fund for the year ended October 31, 1995 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus.

                                INCOME (LOSS) FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS TO SHAREHOLDERS
                     ------------------------------------------------------------  ------------------------------------------------
                                           NET REALIZED       NET
                                               AND          REALIZED                                                   IN EXCESS
                                            UNREALIZED        AND                              FROM NET                  OF NET
                                            GAIN (LOSS)    UNREALIZED                          REALIZED                 REALIZED
                                                ON         GAIN (LOSS)   TOTAL                  GAIN ON                  GAIN ON
                     NET ASSET              INVESTMENT,    ON FOREIGN    INCOME               INVESTMENT,  IN EXCESS   INVESTMENT,
                     VALUE AT     NET       OPTION AND     CURRENCY   (LOSS) FROM   FROM NET   OPTION AND    OF NET    OPTIONS AND
                     BEGINNING INVESTMENT    FUTURES        RELATED    INVESTMENT  INVESTMENT   FUTURES    INVESTMENT    FUTURES
                     OF PERIOD   INCOME    TRANSACTIONS  TRANSACTIONS  OPERATIONS   INCOME      INCOME       INCOME   TRANSACTIONS
                     --------- ----------  ------------  ------------ -----------  ---------- -----------  ---------- ------------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $ 9.79   $0.4235(c)  $0.1500 (c)      $--     $0.5735 (c)   $(0.4235)   $   --          $--         $--
1995--Administration
Shares..........         9.79    0.3989(c)   0.1500 (c)       --      0.5489 (c)    (0.3989)       --           --          --
1995--Service
Shares..........         9.79    0.3744(c)   0.1600 (c)       --      0.5344 (c)    (0.3744)       --           --          --
1994--Institutional
Shares..........        10.23    0.3787(c)  (0.3575)(c)       --      0.0212 (c)    (0.3787)   (0.0825)         --          --
1994--Administration
Shares..........        10.23    0.3537(c)  (0.3575)(c)       --     (0.0038)(c)    (0.3537)   (0.0825)         --          --
1994--Service
Shares(f).......         9.86    0.0475(c)  (0.0700)(c)       --     (0.0225)(c)    (0.0475)       --           --          --
1993--Institutional
Shares..........         9.93    0.3834      0.3000 (a)       --      0.6834        (0.3834)       --           --          --
1993--Administration
Shares(f).......        10.16    0.1555      0.0720 (a)       --      0.2275        (0.1555)       --           --          --

FOR THE PERIOD OCTOBER 1, 1992(e) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        10.00    0.0341     (0.0700)(a)       --     (0.0359)       (0.0341)       --           --          --

                                                                                             RATIO OF
                                                  NET                                          NET                      NET
                                               INCREASE                          RATIO OF   INVESTMENT                ASSETS
                       FROM       TOTAL       (DECREASE)  NET ASSET                 NET       INCOME                  AT END
                       PAID    DISTRIBUTIONS    IN NET    VALUE AT               EXPENSES     (LOSS)     PORTFOLIO      OF
                        IN          TO           ASSET     END OF     TOTAL     TO AVERAGE   TO AVERAGE  TURNOVER     PERIOD
                      CAPITAL  SHAREHOLDERS      VALUE     PERIOD    RETURN(b)  NET ASSETS   NET ASSETS    RATE      (IN 000's)
                      -------  -------------  ---------   ---------  ---------  ----------  -----------  ---------  ----------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........       $--      $(0.4235)      $0.1500       $9.94      5.98%      0.45%      4.31%        259.52%     $58,389
1995--Administration
Shares..........        --       (0.3989)       0.1500        9.94      5.76       0.70       4.14         259.52           46
1995--Service
Shares..........        --       (0.3744)       0.1600        9.95      5.59       0.95       3.87         259.52          454
1994--Institutional
Shares..........        --       (0.4612)      (0.4400)       9.79      0.17       0.45       3.74         354.00       83,704
1994--Administration
Shares..........        --       (0.4362)      (0.4400)       9.79     (0.11)      0.70       3.51         354.00        3,866
1994--Service
Shares(f).......        --       (0.0475)      (0.0700)       9.79     (0.32)(g)   0.95(d)    4.30(d)      354.00           44
1993--Institutional
Shares..........        --       (0.3834)       0.3000       10.23      7.03       0.41       3.70         404.60      115,803
1993--Administration
Shares(f).......        --       (0.1555)       0.0720       10.23      2.28 (g)   0.70(d)    3.32(e)      404.60          911

FOR THE PERIOD OCTOBER 1, 1992(e) THROUGH OCTOBER 31,
1992--Institutional
Shares..........        --       (0.0341)      (0.0700)       9.93     (0.34)(g)   0.05(d)    4.58(d)       31.19(g)    14,601

                           RATIOS ASSUMING
                         NO VOLUNTARY WAIVER
                              OF FEES OR
                         EXPENSE LIMITATIONS
                        ---------------------
                                     RATIO OF
                                       NET
                                    INVESTMENT
                         RATIO OF     INCOME
                         EXPENSES     (LOSS)
                        TO AVERAGE  TO AVERAGE
                        NET ASSETS  NET ASSETS
                        ----------  ----------
                                                   SHORT DURATION TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31,
1995--Institutional
Shares..........          0.77%      3.99%
1995--Administration
Shares..........          1.02       3.82
1995--Service
Shares..........          1.27       3.55
1994--Institutional
Shares..........          0.61       3.58
1994--Administration
Shares..........          0.86       3.35
1994--Service
Shares(f).......          1.11(d)    4.14(d)
1993--Institutional
Shares..........          1.06       3.05
1993--Administration
Shares(f).......          1.07(d)    2.95(d)

FOR THE PERIOD OCTOBER 1, 1992(e) THROUGH OCTOBER 31,
1992--Institutional
Shares..........           2.68(d)    1.95(d)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

(a) Includes the balancing effect of calculating per share amounts.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period.

(c) Calculated based on the average shares outstanding methodology.

(d) Annualized.

(e) Commencement of operations.

(f) Administration and service share activity commenced on May 20, 1993 and September 20, 1994, respectively.

(g) Not annualized.

                    INVESTMENT OBJECTIVE AND POLICIES

  The investment objective and principal investment policies of the Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities", "Risk Factors" and "Investment Techniques". There can be no assurance that the Fund's investment objective will be achieved.

  The Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, the Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. The Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities.

  The Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by a rating organization, determined by the Investment Adviser to be of comparable quality. If a security satisfies the Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Investment Adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and will apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

 SHORT DURATION TAX-FREE FUND

  OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.

  DURATION. Under normal interest rate conditions, the Fund's duration is expected to be equal to that of the Fund's benchmark, the Lehman Brothers 3-year Municipal Bond Index, plus or minus .5 years (currently 2.8 years). In addition, under normal interest rate conditions, the Fund's maximum duration will not exceed 4 years. The approximate interest rate sensitivity of the Fund is comparable to a 3-year bond.

  INVESTMENT SECTOR. The Fund invests, under normal conditions, at least 80% of its net assets in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof ("Municipal Securities"), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes) and is not a tax preference item under the federal alternative minimum tax. Under normal circumstances, the Fund's investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund's net assets. The interest from certain private activity bonds (including the Fund's distributions of such interest) may be a preference item for purposes of the Federal alternative minimum tax and may increase liability for the corporate environmental tax. 100% of the Fund's portfolio will be invested in U.S. dollar-denominated securities.

  CREDIT QUALITY. The Municipal Securities in which the Fund invests will be rated, at the time of investment, at least A by S&P or Moody's. The credit rating assigned to Municipal Securities by these rating organizations or by the Investment Adviser may reflect the existence of guarantees, letters of credit or other credit enhancement features available to the issuers or holders of such Municipal Securities.

  OTHER. The Fund may employ certain active management techniques to manage the duration and term structure of the Fund and to seek to enhance returns. These techniques include, but are not limited to, the use of financial futures contracts, option contracts (including options on futures), interest rate swaps, floors, caps and collars. The Fund may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities, repurchase agreements and other investment practices described under "Investment Techniques".

  While the Fund, under normal market conditions, invests substantially all of its assets in Municipal Securities, the recognition of certain accrued market discount income (if the Fund acquires Municipal Securities or other obligations at a market discount), income from investments other than Municipal Securities and any capital gains generated from the disposition of investments, will result in taxable income. Shareholders may be subject to state, local or foreign taxes on such income received from the Fund. See "Description of Securities".


                           DESCRIPTION OF SECURITIES


U.S. GOVERNMENT SECURITIES

  The Fund may invest in U.S. Government Securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("Ginnie Mae")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac")), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future.

  U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently. The most widely recognized program is the Separate Trading of Registered Interest and Principal of Securities Program.


MUNICIPAL SECURITIES

  GENERAL. Municipal Securities in which the Fund invests consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which, in the opinion of bond counsel for the issuers or counsel selected by the Investment Adviser, is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from federal alternative minimum tax or from state or local taxes). Such securities may pay fixed, variable or floating rates of interest. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities.

  PRIVATE ACTIVITY BONDS. Municipal Securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for such projects as privately-operated housing facilities, airport, mass transit or port facilities and sewage disposal. In addition, proceeds of certain industrial development bonds are used for constructing, equipping, repairing or improving privately operated industrial or commercial facilities. The Fund's distributions attributable to the interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

  MUNICIPAL LEASES AND CERTIFICATES OF PARTICIPATION. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The primary risk associated with municipal lease obligations and certificates of participation is that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the Fund's original investment. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the Trustees will monitor on an ongoing basis the credit quality rating and risk of cancellation of such unrated leases. Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities.

  PRE-REFUNDED MUNICIPAL SECURITIES. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government Securities. These payments have been "pre-refunded" using the escrow fund.

  INSURED SECURITIES. "Insured" Municipal Securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles the Fund to receive only the face or par value of the securities held by the Fund. The insurance does not guarantee the market value of the Municipal Securities or the net asset value of the Fund's units.

  AUCTION RATE SECURITIES. Auction rate Municipal Securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. The Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

ZERO COUPON, DEFERRED INTEREST AND CAPITAL APPRECIATION BONDS

  The Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon, deferred interest and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon, deferred interest and capital appreciation bonds or stripped securities may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Taxation" in the Additional Statement.


                                 RISK FACTORS


  INTEREST RATE RISK. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

  DEFAULT RISK/CREDIT RISK. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and the Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  CALL RISK AND EXTENSION RISK. Fixed income securities may be subject to both call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and the Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased and the Fund will suffer from the inability to invest in higher yielding securities. Certain types of U.S. Government Securities and Municipal Securities have this call and/or extension risk.

  TAX RISK OF MUNICIPAL SECURITIES. Due to Municipal Securities' tax-exempt status, their yields and market values may be more adversely impacted by changes in tax rates and policies than taxable fixed income securities. Because interest income from Municipal Securities is not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities, which could in turn affect the Fund's ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

  OTHER RISKS. Floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

                             INVESTMENT TECHNIQUES

  OPTIONS ON SECURITIES AND SECURITIES INDICES. The Fund may write (sell) covered call and put options and purchase put and call options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in the Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  FUTURES CONTACTS AND OPTIONS ON FUTURES CONTRACTS. To seek to increase total return, to hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government Securities), securities indices and other financial instruments and indices. The Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. The Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid, high grade debt securities with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Techniques--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while the Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position which is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. The profitability of the Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

  RISKS OF DERIVATIVE TRANSACTIONS. The Fund's transactions, if any, in options, futures, options on futures, swap transactions, interest rate caps, floors and collars and inverse floating rate securities involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The Fund's transactions in certain derivative transactions may be limited by the requirements of the Internal Revenue Code (the "Code") for qualification as a regulated investment company.

  WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement. The Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to settlement date, cash or liquid, high grade debt securities in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate to do so.

  LLIQUID AND RESTRICTED SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid investments, which includes securities that are not readily marketable, swap transactions, certain municipal leases and participation interests, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for sale under Rule 144A and, therefore, is liquid. The Board of Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with dealers in U.S. Government Securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. If the other party or "seller" defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price.

In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Fund to enter into repurchase agreements with such counterparties. In addition, the Fund, together with other registered investment companies having advisory agreements with the Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

  TEMPORARY INVESTMENTS. The Fund may, for temporary defensive purposes invest 100% of its total assets in (a) U. S. Government Securities or (b) repurchase agreements collateralized by U.S. Government Securities. The Fund may for temporary defensive purposes depart from its stated investment objective and invest more than 20% of its net assets in taxable investments which would subject such income to taxation.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques described above, the Fund may, with respect to no more than 5% of its total assets, engage in the following techniques: (i) portfolio securities lending, (ii) interest rate swaps, caps, floors and collars, (iii) inverse floating rate securities, (iv) yield curve options, (v) investments in other investment companies, (vi) custodial receipts and (vii) tender option bonds and standby commitments. For more information see the Additional Statement.


                            INVESTMENT RESTRICTIONS

  The Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of the Fund can not be changed without approval of a majority of the outstanding units of the Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund still remains an appropriate investment in light of their then current financial positions and needs.

  The Fund's policy to invest, under normal market conditions, at least 80% of its net assets in Municipal Securities the interest on which is exempt from regular federal income tax is fundamental and may not be changed without shareholder approval. For more information on the Fund's investment restrictions, an investor should obtain the Additional Statement.


                              PORTFOLIO TURNOVER

  The Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of the Fund will vary from year to year. The portfolio turnover rate is computed by dividing the lesser of the dollar amount of securities purchased or securities sold (excluding all securities whose maturities at acquisition are one year or less) by the average monthly value of such securities owned during the year. A 100% turnover rate would occur, for example, if all of the securities held by the Fund were sold and replaced within one year. The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund consistent with the Fund's investment objective and portfolio management policies. A high rate of portfolio turnover results in increased transaction costs to the Fund. See "Financial Highlights" for a statement of the Fund's historical portfolio turnover rates.


                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trust's Board of Trustees is responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise the Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Fund; Goldman Sachs registered as an investment adviser in 1981. As of January 31, 1996, the Investment Adviser, together with its affiliates, acted as investment adviser, administrator or distributor for assets in excess of $57 billion.

  Under an Investment Advisory Agreement with the Fund, the Investment Adviser, subject to the general supervision of the Board of Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of the Fund's name for as long as a Fund's Investment Advisory Agreement is in effect.

  In performing its investment advisory services, the Investment Adviser, while remaining ultimately responsible for the management of the Fund, is able to draw upon the research and expertise of its affiliate offices for portfolio decisions and management with respect to certain portfolio securities.

  The Fund's portfolio manager is Benjamin S. Thompson. Mr. Thompson specializes in municipal securities, where his responsibilities include developing investment strategy and structuring portfolios. Mr. Thompson worked in the institutional sales and marketing group at the Investment Adviser until he joined the fixed income team in 1993. Prior to joining the Investment Adviser in early 1992, Mr. Thompson worked in the Structured Finance Group of the Chase Manhattan Bank.

  It is the responsibility of the Investment Adviser to make investment decisions for the Fund and to place the purchase and sale orders for the Fund's portfolio transactions. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to the Investment Advisory Agreement, the Investment Adviser is entitled to a fee from the Fund, computed daily and payable monthly, at the annual rate of 0.40% of average daily net assets. For the fiscal year ended October 31, 1995, the Fund paid fees at the foregoing rate.

  The Investment Adviser has voluntarily agreed to reduce the fees payable to it by the Fund (to the extent of its fees) by the amount (if any) that the Fund's expenses would exceed the applicable expense limitations imposed by state securities administrators. See "Management -- Expenses" in the Additional Statement. In addition, the Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" (excluding any applicable fees payable by the Fund to service organizations, advisory fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.05% per annum of the Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and in general it is not anticipated that the Investment Adviser will have access to proprietary information for the purpose of managing the Fund. The results of the Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and funds achieve significant profits on their trading for proprietary or other accounts. From time to time, the Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management -- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of the Fund's units. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606 also serves as the Fund's transfer agent (the "Transfer Agent") and as such performs various unitholder servicing functions. Goldman Sachs is entitled to receive a fee from the Fund equal to 0.04% of the average daily net assets of the Fund.


                                   DIVIDENDS

  The Fund will declare a daily dividend. Such dividend will accrue to unitholders of record as of 3:00 p.m. Chicago time, and will be paid to Harris Associates monthly for distribution to unitholders of Oakmark Units.

Over the course of the fiscal year, dividends accrued and paid will constitute all or substantially all of the Fund's net investment income. From time to time a portion of such dividends may constitute a return of capital. The Fund also intends that all net realized long-term and short-term capital gains will be declared as a dividend at least annually. In determining amounts of capital gains to be distributed, capital losses including any available capital loss carryovers from prior years will be offset against capital gains.

  The Fund's net investment income is determined on a daily basis. On days on which net asset value is calculated, such determination is made immediately prior to the calculation of the Fund's net asset value as of 3:00 p.m. Chicago time. On days on which net asset value is not calculated, such determination is made as of 3:00 p.m. Chicago time.

  Payment of dividends from net investment income will be made on the last calendar day of each month in additional Oakmark Units of the Fund at the net asset value on such day, unless cash distributions are elected, in which case, cash payment will be made on the first Business Day of the succeeding month. Payment of dividends with respect to capital gains, if any, when declared will be made in additional Oakmark Units of the Fund at the net asset value on the payment date, unless cash distributions are elected. This election to receive dividends in cash is initially made on the New Account Purchase Application and may be changed upon written notice to Oakmark at any time prior to the record date for a particular dividend or distribution.

  At the time of an investor's purchase of units of a Fund, a portion of the net asset value per unit may be represented by undistributed income or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions (or portions thereof) of taxable income or realized appreciation on such units may be taxable to the investor even if the net asset value of the units is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per unit of each class of the Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time) on each Business Day (as such term is defined under "Additional Information") immediately after the determination, if any, of the income to be declared as a dividend. Net asset value per unit of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding units of that class.

  The Fund's portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities and other portfolio securities are valued at fair value, based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trust's Board of Trustees. Debt obligations with a remaining maturity of 60 days or less are valued at amortized cost. The Board of Trustees has determined that the amortized cost of such securities approximates fair market value.

                            PERFORMANCE INFORMATION

  From time to time the Fund may publish yield, distribution rate and average annual total return and may publish its tax equivalent yield in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, the Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  Yield is computed by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of units outstanding and entitled to receive dividends during the period and the maximum offering price per unit on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per unit is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

  Tax equivalent yield represents the yield an investor would have to earn to equal, after taxes, the Fund's tax-free yield. Tax equivalent yield is calculated by dividing the Fund's tax-exempt yield by one minus a stated federal and/or state tax rate.

  Quotations of distribution rates are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period for which the distribution rates are being calculated.

  The Fund's yield, total return and distribution rate will be calculated separately for each class of units in existence. Because each class of units may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of units for the same period will differ. See "Units of the Trust" below.

  The investment results of the Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in unitholder reports, the Fund may, in its discretion, from time to time, make a list of its holdings available to investors upon request.

                            UNITS OF THE TRUST

  The Fund is a series of the Goldman Sachs Trust, which was organized under the laws of The Commonwealth of Massachusetts on September 24, 1987 as a Massachusetts business trust under an Agreement and Declaration of Trust, as amended (the "Trust Agreement"). Under the Trust Agreement, the Trustees are authorized to issue an unlimited number of units of beneficial interest, $.001 par value per unit. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trustees of the Trust have authority to create and classify units of beneficial interest in separate series, without further action by unitholders. Additional series may be added in the future. The Trustees have authorization to classify or reclassify any series or portfolio of units into one or more classes. The Fund offers Institutional Shares, Administration Shares and Service Shares.

  When issued, units are fully paid and non-assessable. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the Fund available for distribution to such unitholders. All units entitle their holders to one vote per unit, are freely transferable and have no preemptive, subscription or conversion rights.

  As of November 30, 1995, the unitholder listed below owned beneficially and of record 25% or more of the outstanding units of the Fund--MGIC, Attn: James McGinnis, P.O. Box 297, Milwaukee, WI 53201 (27.16%).

  Unless otherwise required by the Act, ordinarily it will not be necessary for the Trust to hold annual meetings of unitholders. As a result, unitholders may not consider each year the election of Trustees or the appointment of independent accountants. Unitholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding units and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding units of the Trust. Unitholders may, under certain circumstances, communicate with other unitholders in connection with requesting a special meeting of unitholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Fund's units. Instead, the Transfer Agent maintains a record of each unitholder's ownership.

  Under Massachusetts law, there exists a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Trust Agreement contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a unitholder of the Trust and not because of such unitholder's acts or omissions or for some other reason. Thus, the risk of a unitholder incurring financial loss on account of unitholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                                   TAXATION


FEDERAL TAXES

  The Fund is treated as a separate entity for tax purposes and has elected or intends to elect to be treated as a regulated investment company and to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, the Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, the Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  The Fund intends to satisfy certain requirements of the Code so that it may distribute the tax-exempt interest it receives as "exempt-interest dividends," as defined in the Code. If such requirements are satisfied, distributions of the Fund that are attributable to interest on tax-exempt obligations and that the Fund properly designates as exempt-interest dividends will be exempt from regular federal income tax, although all or a portion of such a distribution may be subject to the federal alternative minimum tax and the entire distribution may be includable in the tax base for determining taxability of social security or railroad retirement benefits. Persons who are "substantial users" (or related persons to such substantial users) of facilities financed by industrial development or certain private activity bonds should consult their own tax advisers before purchasing shares of the Fund. Interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent attributable to the Fund's distributions that are exempt-interest dividends.

  Dividends paid by the Fund from taxable net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount (except tax-exempt original issue discount earned by the Fund) or market discount income will be taxable to shareholders as ordinary income. Dividends paid by the Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the unitholders have held their units. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in units. Certain distributions paid by the Fund in January of a given year may be taxable to unitholders as if received the prior December 31. Unitholders will be informed annually about the amount and character of distributions received from the Fund for federal income tax purposes.

  Investors should consider the tax implications of buying units immediately prior to a distribution. Investors who purchase units shortly before the record date for a distribution other than a daily dividend will pay a per unit price that includes the value of the anticipated distribution and will be taxed on any taxable distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of units are taxable events on which a unitholder may recognize a gain or loss.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to non-resident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Fund.

OTHER TAXES

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from the Fund. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in units of the Fund, see "Taxation" in the Additional Statement. Unitholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding units" of the Fund means the vote of the lesser of (i) 67% or more of the units present at a meeting, if the holders of more than 50% of the outstanding units of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding units of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                              ADDITIONAL SERVICES

  The Trust, on behalf of the Fund, has adopted a Service Plan with respect to the Service Units which authorizes the Fund to compensate Service Organizations, including Harris Associates, for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Units. The Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase Service Units on behalf of their customers ("Service Agreements"). The Service Agreement provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Units of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange Service Units for customers, responding to inquiries from prospective and existing unitholders and assisting customers with investment procedures.

  For the fiscal year ended October 31, 1995, the Trust, on behalf of the Fund, paid the Service Organizations fees at the annual rate of 0.50% of the Fund's average daily net assets attributable to Service Units of the Fund.

  Holders of Service Units of the Fund bear all expenses and fees paid to Service Organizations for their services with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of Service Units in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in the Fund. The Trust, on behalf of the Fund, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Oakmark Units should be directed to Harris Associates.

                           UNITHOLDER SERVICES

REPORTING TO UNITHOLDERS

  You will receive a confirmation statement from Oakmark reflecting each of your purchases and redemptions of Oakmark Units, as well as periodic statements detailing distributions made by the Fund. In addition, Oakmark will send you semiannual and annual reports containing audited financial statements and will provide you annually with tax information.

SPECIAL WAYS TO INVEST OR REDEEM

  In addition to the ways to purchase or redeem Oakmark Units described below, the New Account Purchase Application offers you the following additional investment and redemption options. The services are provided by Harris Associates on behalf of its customers.

  AUTOMATIC INVESTMENTS--purchase Oakmark Units each month with payment by electronic transfer from your bank account ($100-$50,000 per transaction).

  TELEPHONE INVESTMENTS--purchase Oakmark Units by placing a telephone order and paying for them by electronic transfer from your bank account ($100- $50,000 per transaction).

  SYSTEMATIC WITHDRAWALS--redeem a fixed dollar amount of Oakmark Units each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account (up to $50,000 per transaction for electronic transfers).

                        PURCHASE OF OAKMARK UNITS

  You may purchase Oakmark Units of the Fund by check, by wire, by electronic transfer or by exchange through Oakmark. There are no sales commissions or underwriting discounts. The minimum initial investment is $2,500. Minimum subsequent investments are $100, except for reinvestments of dividends and capital gains distributions. Oakmark Units may be purchased through Harris Associates at the net asset value per unit next determined after receipt of an order by Oakmark. If by 3:00 p.m. Chicago time (4:00 p.m. New York time), an order, a check or Federal Reserve draft is received by Oakmark, the price per unit will be the net asset value computed on the day the purchase order is received. See "Net Asset Value".

BY CHECK

  To make an initial purchase of units, complete and sign the New Account Purchase Application and mail it to The Oakmark Funds Family, P.O. Box 8510, Boston, Massachusetts 02266-8510, together with a check for the total purchase amount payable to State Street Bank and Trust Company.

  You may make subsequent investments by submitting a check along with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Each individual check submitted for purchase must be at least $100. Oakmark will not accept cash, drafts, third party checks or checks drawn on banks outside of the United States. If your order to purchase Oakmark Units of the Fund is cancelled because your check does not clear, you will be responsible for any resulting loss incurred by Oakmark.

BY WIRE

  You may also pay for Oakmark Units by instructing your bank to wire money to Oakmark. Your bank may charge you a fee for sending the wire. IF YOU ARE OPENING A NEW ACCOUNT BY WIRE TRANSFER, YOU MUST FIRST TELEPHONE OAKMARK AT 1-800-626-9392 TO REQUEST AN ACCOUNT NUMBER AND FURNISH YOUR SOCIAL SECURITY OR OTHER TAX IDENTIFICATION NUMBER. Neither the Fund nor Oakmark will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

BY ELECTRONIC TRANSFER

  If you have an established Fund account with an established electronic transfer privilege you may make subsequent investments by an electronic transfer of funds from your bank account. Electronic transfer allows you to make purchases at your request by calling 1-800-626-9392 or at pre-scheduled intervals. (See "Unitholder Services.") Electronic transfer purchases are subject to a $100 minimum and a $50,000 maximum. You may not open a new account through electronic transfer.

BY EXCHANGE

  You may purchase Oakmark Units of the Fund by exchange of Oakmark Units from the Government Portfolio or the Tax-Exempt Diversified Portfolio or shares from The Oakmark Fund, The Oakmark International Fund, The Oakmark SmallCap Fund, The Oakmark Balanced Fund and The Oakmark International Emerging Value Fund ("The Oakmark Funds") either by phone or by mail. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. Restrictions apply and there is a charge (currently $5) for each exchange from The Oakmark Funds into the Fund, the Government Portfolio or the Tax-Exempt Diversified Portfolio. Please review the information under "Redemption of Oakmark Units".

PURCHASE PRICE AND EFFECTIVE DATE

  Oakmark Units will be issued and dividends will begin as described below:

  PURCHASE BY FEDERAL FUNDS WIRE OR ACH TRANSFER. If a purchase order is received by Oakmark by 3:00 p.m. Chicago time and payment is made by wire transfer or ACH transfer, units will be issued and dividends will begin to accrue on the purchased units on the later of (i) the Business Day after receipt by Oakmark of a purchase order or (ii) the day of receipt of a Federal Funds wire or an ACH transfer by Oakmark.

  PURCHASE BY CHECK OR FEDERAL RESERVE DRAFT. If a check or Federal Reserve draft is received by Oakmark by 3:00 p.m. Chicago time, shares will be issued and dividends will begin to accrue on the purchased shares on the Business Day after the date payment is received.

GENERAL

  Each purchase order for Oakmark Units must be accepted by Oakmark. Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the Oakmark Units. Oakmark reserves the right not to accept any purchase order that it determines not to be in the best interest of the Trust or of the Fund's unitholders. Oakmark uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If Oakmark does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Oakmark will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

                       REDEMPTION OF OAKMARK UNITS

BY MAIL

  You may redeem all or any part of your Oakmark Units of the Fund upon your written request delivered to The Oakmark Funds Family, P.O. Box 8510, Boston, Massachusetts 02266-8510.

  Your redemption request must:

    (1) identify the Fund and give your account number;

    (2) specify the number of units or dollar amount to be redeemed;

    (3) be signed in ink by all owners exactly as their names appear on the account; and

    (4) for redemptions greater than $50,000 or redemptions payable to other than the unitholder address of record, include an ink-stamped guarantee by an "eligible guarantor institution" as defined in the Securities Exchange Act of 1934 (including a bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, but not a notary public) for each signature on the redemption request (the guarantee must use the phrase "signature guaranteed" and must include the name of the guarantor bank or firm and an authorized signature).

  Special rules apply to redemptions by corporations, trusts and partnerships. In the case of a corporation, the request must be signed in the name of the corporation by an officer whose title must be stated, and must be accompanied by a bylaw provision or resolution of the board of directors, certified within 60 days, authorizing the officer to so act. A redemption request from a partnership or a trust must be signed in the name of the partnership or trust by a general partner or a trustee and include a signature guarantee. If the trustee is not named in the account registration, a redemption request by a trust must also include evidence of the trustee's appointment as such (e.g., a certified copy of the relevant portions of the trust instrument). Under certain circumstances, before Oakmark Units can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

BY EXCHANGE

  You may redeem all or any portion of your Oakmark Units of the Fund and use the proceeds to purchase Oakmark Units of the Government Portfolio or the Tax-Exempt Diversified Portfolio or shares of The Oakmark Funds if your signed, properly completed New Account Purchase Application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAINS OR LOSS. Before exchanging, you should obtain a prospectus from The Oakmark Funds and read it carefully. The exchange privilege is not an offering or recommendation of shares of The Oakmark Funds. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "By Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. (See also the discussion below of the Telephone Exchange Privilege.)

SPECIAL REDEMPTION PRIVILEGES

  The Telephone Exchange and Telephone Redemption Privileges will be established automatically when you open your account unless you elect on your New Account Purchase Application to decline these Privileges. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account.

TELEPHONE EXCHANGE PRIVILEGE

  You may use the Telephone Exchange Privilege to exchange among The Oakmark Funds and the Fund by calling 1-800-626-9392. The general redemption policies apply to redemptions by Telephone Exchange. (See "General Redemption Policies.")

  Oakmark reserves the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange Privilege by any person or class of persons. Oakmark believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, OAKMARK GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY UNITHOLDERS IDENTIFIED BY OAKMARK AS "MARKET-TIMERS." Moreover, you may not make more than six exchanges from any fund in any calender year. Oakmark reserves the right at any time without prior notice to suspend, limit, modify, or terminate the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if it would be in the best interest of the Fund, Oakmark expects that it would provide unitholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. IF OAKMARK WERE TO SUSPEND, LIMIT, MODIFY, OR TERMINATE THE TELEPHONE EXCHANGE PRIVILEGE, YOU MIGHT FIND THAT AN EXCHANGE COULD NOT BE PROCESSED OR THAT THERE MIGHT BE A DELAY IN THE IMPLEMENTATION OF THE EXCHANGE. See "How to Redeem Units--By Exchange."

  During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone; you may wish to consider placing your exchange by mail during such periods.

TELEPHONE REDEMPTION PRIVILEGE

  You may use the Telephone Redemption Privilege to redeem units having a value of up to $50,000 per day from your account by calling 1-800-626-9392. The proceeds may be sent by check to your registered address or you may request payment by electronic transfer to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. If you request a redemption by electronic transfer before the Fund's redemption cut-off time and the proceeds are to be sent to your pre-established designated bank account, the proceeds will be transferred to your bank account on the next business day. REDEMPTION BY TELEPHONE IS SUBJECT TO A $50,000 MAXIMUM. The Telephone Redemption Privilege is not available for 30 days after Oakmark receives notice from you of a change of address.

GENERAL REDEMPTION POLICIES

  You may not cancel or revoke your redemption order once instructions have been received and accepted. PLEASE TELEPHONE OAKMARK BY CALLING 1-800-626-9392 IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING YOUR REQUEST. Oakmark reserves the right to require a properly completed New Account Purchase Application before making payment for Oakmark Units redeemed.

  If your redemption order is received in proper form before 4:00 p.m. eastern time, the price at which your redemption order will be executed is the net asset value determined that business day. See "Net Asset Value". Dividends are earned on the day that units are redeemed.

  Oakmark will generally mail payment for Oakmark Units redeemed within three days after proper instructions are received. If you attempt to redeem Oakmark Units within 15 days after they have been purchased by check or electronic transfer, Oakmark may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those Oakmark Units has been (or will be) collected. To reduce such delays, Oakmark recommends that your purchase be made by Federal Funds wire through your bank. If you so request, the proceeds of your redemption may be paid by wire, but the cost of the wire (currently $5) will be deducted from the redemption proceeds.

  Oakmark reserves the right at any time without prior notice to suspend, limit, modify, or terminate any privilege or its use in any manner by any person or class.

  Use of any Special Redemption Privilege authorizes Oakmark to tape-record all instructions to redeem. Oakmark uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If Oakmark does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Oakmark will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

  Oakmark reserves the right to redeem Oakmark Units in any account and send the proceeds to the owner if the Oakmark Units in the account do not have a value of at least $1,000.

  Oakmark Units in any account you maintain with the Fund may be redeemed to the extent necessary to reimburse Oakmark for any loss it sustains that is caused by you (such as losses from uncollected checks and electronic transfers or any liability under the Code provisions on backup withholding relating to your account).

                                   --------

THIS BROCHURE INCLUDES A PROSPECTUS WHICH DESCRIBES IN DETAIL THE FUND'S OB-JECTIVES, INVESTMENT POLICIES, RISKS, SALES CHARGES, FEES AND OTHER MATTERS OF INTEREST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                   --------






                                 OAKMARK UNITS

                               GS SHORT DURATION
                                 TAX-FREE FUND

                         A CASH MANAGEMENT VEHICLE FOR
                   EXISTING AND PROSPECTIVE SHAREHOLDERS OF

                          [ LOGO THE OAKMARK FUNDS ]

                                  PROSPECTUS

                                   --------

                               THE OAKMARK FUNDS
                           TWO NORTH LASALLE STREET
                         CHICAGO, ILLINOIS 60602-3790